                                                       REGISTRATION NO. 33-10248

                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

                         POST EFFECTIVE AMENDMENT NO. 14

                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUST
                            REGISTERED ON FORM N-8B-2

A.       Exact name of Trust: Separate Account SL

B.       Name of depositor: SAFECO Life Insurance Company

C.       Complete address of depositor's principal executive offices:
                  15411 N.E. 51st St., Redmond, Washington 98052

D.       Name and address of agent for service:

                  William E. Crawford, Esq.
                  SAFECO Life Insurance Company
                  15411 N.E. 51st Street
                  Redmond, Washington 98052

         Copies to:

                  Leslie A. Harrison
                  SAFECO Corporation
                  SAFECO Plaza
                  Seattle, WA 98185

E.       Title and amount of securities being registered:
                  Individual Flexible Premium Variable Life Insurance Policies

Approximate Date of Proposed Public Offering.

                  As soon as is practicable after Effective Date.

It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
         [X] on April 30, 1997 pursuant to paragraph (b) of Rule 485.
         [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
         [ ] on (date) pursuant to paragraph (a)(i) of Rule 485.
         [ ] 75 days after filing pursuant to paragraph (a)(i)
         [ ] on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. Registrant filed the Rule 24f-2 Notice for the most recent fiscal year on or about February 28, 1997.

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEMS                                CAPTION IN PROSPECTUS
------------                                ---------------------
1.                                          SAFECO, The Separate Account
2.                                          SAFECO
3.                                          Not Applicable
4.                                          Distribution of the Policies
5.                                          The Separate Account
6.(a)                                       Not Applicable
6.(b)                                       Not Applicable
9.                                          Legal Proceedings
10.                                         The Policy
11.                                         Variable Insurance Products Funds
12.                                         Variable Insurance Products Funds
13.                                         Charges and Deductions
14.                                         The Policy
15.                                         The Separate Account
16.                                         Variable Insurance Products Funds
17.                                         Policy Benefits and Rights
18.                                         The Policy
19.                                         Not Applicable
20.                                         Not Applicable
21.                                         Not Applicable
22.                                         Not Applicable
23.                                         Not Applicable
24.                                         Not Applicable
25.                                         SAFECO
26.                                         SAFECO
27.                                         SAFECO
28.                                         SAFECO
29.                                         SAFECO
30.                                         SAFECO
31.                                         Not Applicable
32.                                         Not Applicable
33.                                         Not Applicable
34.                                         Not Applicable
35.                                         Not Applicable
36.                                         SAFECO
37.                                         Not Applicable
38.                                         Distribution of the Policies
39.                                         Distribution of the Policies
40.                                         Not Applicable
41.(a)                                      Distribution of the Policies
42.                                         Not Applicable
43.                                         Not Applicable
44.                                         The Policy
45.                                         Not Applicable
46.                                         Policy Benefits and Rights
47.                                         Not Applicable
48.                                         Not Applicable
49.                                         Not Applicable
50.                                         Not Applicable
51.                                         SAFECO, The Policy
52.                                         Variable Insurance Products Funds
53.                                         Tax Status
54.                                         Financial Statements
55.                                         Not Applicable

INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

This Prospectus describes an individual flexible premium variable life insurance policy ("Policy"). The Policy is designed for the maximum flexibility in meeting the insurance needs of individuals. The Policy provides death protection until the Policy Anniversary following the Primary Insured's 95th birthday, at which time SAFECO will pay the value of the Policy Account, less any outstanding indebtedness.

Net premiums will be placed in the Owner's Policy Account, which are then allocated to one or more Investment Divisions of SAFECO Life Insurance Company's ("SAFECO") Separate Account SL ("Separate Account") and/or to SAFECO's Guaranteed Interest Division.

The Separate Account has Investment Divisions, each of which invests in shares of a corresponding portfolio of Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Lexington Natural Resources Trust, Lexington Emerging Markets Fund, Inc., and SAFECO Resource Series Trust, collectively, the "Funds." The shares of Fidelity's Variable Insurance Products Fund III are not available in connection with the policies described in this prospectus.( See "The Separate Account" on Page 6 for further information.)

Fidelity's Variable Insurance Products Fund ("VIP") is a mutual fund comprised of five portfolios, each of which is currently available in connection with the Policies. The five portfolios are: Money Market, High Income, Equity-Income, Growth and Overseas.

Fidelity's Variable Insurance Products Fund II ("VIPII") is a mutual fund comprised of five portfolios, each of which is currently available in connection with the Policies. The five portfolios are: Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth, and Contrafund.

Lexington Natural Resources Trust and the Lexington Emerging Markets Fund, Inc. ("Lexington Emerging Markets Fund") each consist of only one portfolio which are offered hereunder; the Lexington Natural Resources Portfolio and the Lexington Emerging Markets Portfolio, respectively.

SAFECO Resource Series Trust ("SAFECO RST") currently consists of six portfolios, four of which are currently available in connection with the Policies. The four portfolios are: Equity, Growth, Northwest and Bond.

The Guaranteed Interest Division is part of SAFECO's general account.

The portion of the Policy Account that is in an Investment Division of the Separate Account will vary depending on the value of such Investment Division, which in turn depends on the investment performance of the corresponding portfolio of the Funds. There are no minimum guarantees as to the value of such portion of the Policy Account. The portion of the Policy Account that is in the Guaranteed Interest Division will accumulate, after deductions, at a rate of interest determined by SAFECO. Such rate will not be less than 4% per year.

It may not be advantageous to purchase the Policy as a replacement for another type of life insurance. It also may not be advantageous to purchase flexible premium variable life insurance to obtain additional insurance protection if the purchaser already owns another flexible premium life insurance policy.

The amount of death benefit, or the duration of insurance coverage, or both, may be variable or fixed as elected by the Owner.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY CURRENT PROSPECTUSES FOR FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND, FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II, LEXINGTON NATURAL RESOURCES TRUST, LEXINGTON EMERGING MARKETS FUND, INC., AND SAFECO RESOURCE SERIES TRUST.

THE DATE OF THIS PROSPECTUS IS APRIL 30, 1997.
--------------------------------------------------------------------------------

                                       (i)

GLOSSARY

ADMINISTRATIVE OFFICE
Refers to the office where all requests should be addressed. The address of the Administrative Office is P.O. Box 290752, Wethersfield, Connecticut 06129-0752. The phone number is 1-800-982-3656.

ATTAINED AGE
Age of insured on most recent Policy Anniversary.

BENEFICIARY
The Beneficiary is as named in the application, unless later changed. The Beneficiary is entitled to the insurance benefits of the Policy.

CASH SURRENDER VALUE
The Cash Surrender Value on any date is equal to the amount in the Policy Account on that date minus any applicable surrender charge.

EFFECTIVE DATE
The Effective Date is the date when insurance coverage begins under the Policy.

FACE AMOUNT OF INSURANCE
The amount chosen by the Owner used to determine the death benefit.

FINAL POLICY DATE
The date on which SAFECO will pay the value of the Policy Account less any outstanding indebtedness if the Policy is in effect on such date.

GUARANTEED INTEREST DIVISION
The Guaranteed Interest Division is part of SAFECO's general account and guarantees the principal and interest rate paid.

INVESTMENT DIVISION
A Division of the Separate Account invested wholly in shares of one of the portfolios of the Funds.

MAXIMUM PREMIUM
The annual premium for the Face Amount of Insurance at issue that would be payable in equal amounts through the Final Policy Date and which is based on: the guaranteed cost of insurance using the 1980 Commissioner's Standard Ordinary Mortality Table, the other charges made in accordance with the Policy, and the net investment earnings at an effective annual rate of 5%.

NET CASH SURRENDER VALUE
The Net Cash Surrender Value is equal to the Cash Surrender Value minus any loan and loan interest.

OWNER
The Owner is the Primary Insured unless named otherwise in the application or later changed.

POLICY ACCOUNT
The sum of the value of Policy assets both in the Guaranteed Interest Division and the Separate Account.

POLICY ANNIVERSARY
The same day and month as the Effective Date, day and month, for each year the Policy remains in effect.

POLICY MONTH
A period of time commencing on the same day of the month as the Effective Date and ending on the day preceding the same day of the next month.

                                      (ii)

POLICY YEAR
The first Policy Year starts on the Effective Date. Future Policy Years start on the same day and month in each subsequent year, i.e., the Policy Anniversary.

PRIMARY INSURED
The insured person whose death benefit includes the Policy Account.

SEPARATE ACCOUNT
A segregated asset account named SAFECO Separate Account SL, maintained by SAFECO into which a portion of its assets has been allocated for the Accumulation Life Policies and certain other policies.

UNIT VALUE
The unit of measure used to determine the value of the Investment Divisions in the Separate Account.

                                      (iii)

TABLE OF CONTENTS

                                                                                              PAGE
SUMMARY....................................................................................      1
SAFECO.....................................................................................      5
         Advertising and Performance.......................................................      5
THE SEPARATE ACCOUNT.......................................................................      6
SEPARATE ACCOUNT INVESTMENT DIVISIONS......................................................      6
INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.......................................      6
         Fidelity's Variable Insurance Products Fund Investment Objectives and Policies of
         the Portfolios....................................................................      6
         Fidelity's Variable Insurance Products Fund II Investment Objectives and Policies
         of the Porolios...................................................................      8
         Lexington Natural Resources Trust Investment Objectives and Policies of the
         Portfolio.........................................................................      9
         Lexington Emerging Markets Fund Investment Objectives and Policies of the
         Portfolio.........................................................................      9
         SAFECO Resource Series Trust Investment Objectives and Policies of the
         Portfolios........................................................................      9
         Substitution of Securities........................................................     10
ALLOCATIONS................................................................................     10
PREMIUMS...................................................................................     10
         The Initial Premium...............................................................     10
         Subsequent Premiums...............................................................     11
         Limits............................................................................     11
         Grace Period......................................................................     11
         Reinstatement.....................................................................     11
CHARGES AND DEDUCTIONS.....................................................................     11
         Deductions From Premium Payments..................................................     11
               Premium Tax Charge..........................................................     11
               Sales Loads.................................................................     12
         Deductions from Policy Account....................................................     12
                  First Year Administrative Charge.........................................     12
                  Monthly Charges..........................................................     12
                     The Monthly Administrative Charge.....................................     12
                     The Monthly Cost of Insurance for Primary Insured.....................     12
                     The Monthly Cost of Any Benefits Provided by Riders...................     12
         Deductions from Separate Account..................................................     12
               Mortality and Expense Risk Charge...........................................     12
               Income Tax Charge...........................................................     12
         Deductions for Other Transactions.................................................     13
               Transfers Among Investment Options..........................................     13
               Increases in Face Amount of Insurance.......................................     13
               Partial Withdrawals.........................................................     13
         Surrender Charges.................................................................     13
               Full Surrenders.............................................................     13
               Decreases in Face Amount of Insurance.......................................     13
         Fund Expenses.....................................................................     14
               Fidelity's VIP Fund and VIPII Fund..........................................     14
               Lexington Natural Resources Trust and Lexington Emerging Markets Fund.......     14
               SAFECO Resource Series Trust................................................     15

                                      (iv)

                                                                                              PAGE
POLICY BENEFITS AND RIGHTS.................................................................     15
         Insurance Benefits................................................................     15
         Death Benefit.....................................................................     15
         Guaranteed Death Benefit Endorsement..............................................     16
         Changing Face Amount of Insurance or Death Benefit Option.........................     16
         Transfers Among Investment Options................................................     17
         Policy Loans......................................................................     17
         Loan Interest.....................................................................     18
         Loan Repayment....................................................................     18
         Full Cash Surrender...............................................................     18
         Partial Cash Withdrawal...........................................................     19
VALUATION..................................................................................     19
OTHER PROVISIONS...........................................................................     19
         Owner.............................................................................     19
         Beneficiary.......................................................................     20
         Changing Owner or Beneficiary.....................................................     20
         Assignment........................................................................     20
ADMINISTRATION OF THE POLICIES.............................................................     20
DELAY OF PAYMENTS..........................................................................     20
MANAGEMENT OF THE COMPANY..................................................................     21
TAX STATUS.................................................................................     21
         Introduction......................................................................     21
         Diversification...................................................................     22
         Tax Treatment of the Policy.......................................................     23
         Policy Proceeds...................................................................     23
         Tax Treatment of Loans and Surrenders.............................................     23
         Multiple Policies.................................................................     24
         Tax Treatment of Assignments......................................................     24
         Qualified Plans...................................................................     24
SEPARATE ACCOUNT VOTING RIGHTS.............................................................     24
         Disregard of Voting Instructions..................................................     25
DISTRIBUTION OF THE POLICIES...............................................................     25
REPORTS TO POLICY OWNERS...................................................................     25
LEGAL PROCEEDINGS..........................................................................     25
EXPERTS....................................................................................     25
FINANCIAL STATEMENTS.......................................................................     26
APPENDIX A -- FINANCIAL STATEMENTS.........................................................    A-1
APPENDIX B -- HYPOTHETICAL ILLUSTRATIONS
         Of Death Benefits, Policy Account and Net Cash Surrender Values, and Accumulated
       Premiums............................................................................    B-1
APPENDIX C -- ILLUSTRATIONS
         Of Variation in Death Benefit, Policy Account and Cash Surrender Values in
       Relation to the Funds' Investment Experience........................................    C-1
APPENDIX D -- STANDARD AND POOR'S 500......................................................    D-1
APPENDIX E -- LONG TERM MARKET TRENDS......................................................    E-1

                                       (v)

                      [This page intentionally left blank]

                                      (vi)

SUMMARY
--------------------------------------------------------------------------------

The following summary of Prospectus information and diagram of the Policy should be read in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy contained in this Prospectus assumes that the Policy is in force and that there is no outstanding indebtedness.
                               DIAGRAM OF POLICY
    ------------------------------------------------------------------------
                                PREMIUM PAYMENTS

                      - You can vary amount and frequency.
    ------------------------------------------------------------------------
                                       |
                                       v
--------------------------------------------------------------------------------
                            DEDUCTIONS FROM PREMIUMS

                  - Sales load and distribution expense is 3%.
               - Premium tax that varies by state or subdivision.
--------------------------------------------------------------------------------
                                       |
                                       v
--------------------------------------------------------------------------------
                                  NET PREMIUM

    - You direct the net premium to be invested in the Guaranteed Interest Division (GID) or to the Separate Account which offers sixteen different Investment Divisions. Each Investment Division invests in a separate portfolio of Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Lexington Natural Resources Trust, Lexington Emerging Markets Fund or SAFECO Resource Series Trust.
--------------------------------------------------------------------------------
                                       |
                                       v
--------------------------------------------------------------------------------
                         DEDUCTIONS FROM POLICY ACCOUNT

    - Monthly charge for cost of insurance and cost of any riders.
    - Monthly charge for administrative expenses of $24.00 per month the first year, $4.00 per month thereafter.
--------------------------------------------------------------------------------
                                       |
                                       v
--------------------------------------------------------------------------------
                        DEDUCTIONS FROM SEPARATE ACCOUNT
    - Daily charge, at an annual rate of 0.90% from the Investment Divisions for mortality and expense risks. This charge is not deducted from the
    GID.
    - Investment advisory fees and fund expenses are deducted from each portfolio.
--------------------------------------------------------------------------------
                                       |
                                       v
--------------------------------------------------------------------------------
                                    BENEFITS

 LIVING BENEFITS:
    - Loans may be taken at a zero net interest rate after twelve years.
    - The Policy may be surrendered at any time for its Net Cash Surrender
    Value.
    - Partial withdrawals can be made after the first Policy Year (subject to certain restrictions). The death benefit will be reduced by the amount of the partial withdrawal.
    - Accelerated payment of a portion of the lowest scheduled death benefit is available under certain conditions to insureds suffering from terminal illnesses.
 RETIREMENT BENEFITS:
    - Loans may be taken at a zero net interest rate after twelve years.
    - Partial withdrawals of Cash Surrender Values may be taken.
 DEATH BENEFITS:
    - Death benefits are income tax free to the Beneficiary.
    - Lifetime income to the Beneficiary is available in a variety of settlement options.
    - For certain Policies issued on or after April 29, 1994, a Guaranteed
    Death Benefit Endorsement may be added to the Policy.
--------------------------------------------------------------------------------

THE POLICY

The Policy described in this Prospectus is a flexible premium variable life insurance policy. The Policy is "flexible" because unlike the fixed premium and benefits of an ordinary whole life insurance policy, the frequency and amount of premium payments can vary, the Owner can choose between death benefit options and increase or decrease the amount of insurance coverage, all within the same policy of insurance.

After SAFECO accepts the Primary Insured, receives at least the minimum initial premium and deducts certain charges, the Policy Account is established. For the first 25 days after the Effective Date, the Policy Account will be allocated to the Money Market Investment Division of the Separate Account. At the end of this 25 day period, the Policy Account will be allocated to the Investment Divisions of the Separate Account and to the unloaned portion of the Guaranteed Interest Division in accordance with the Owner's instructions. The Policy Account reflects the amount and frequency of premium payments, deductions for the cost of insurance and expenses, the investment experience of amounts allocated to the Separate Account, interest earned on amounts allocated to the Guaranteed Interest Division, loans and partial withdrawals. There is no minimum guaranteed value with respect to any amounts allocated to the Separate Account.

The Guaranteed Interest Division guarantees the principal and interest credited and paid. The declared interest rate will vary and is guaranteed to never be less than 4% per year.

The Policy is "variable" because the Policy Account, and under certain circumstances the death benefit under the Policy, may increase or decrease depending upon the investment results of the selected Investment Divisions of the Separate Account.

There are two death benefit options: Option A and Option B. If death benefit Option A is in effect, the death benefit is the greater of the Face Amount of Insurance or a percentage of the amount in the Policy Account. Under this option, the amount of the death benefit is fixed, except when it is determined by such a percentage. If death benefit Option B is in effect, the death benefit is the greater of the Face Amount of Insurance plus the amount in the Policy Account, or a percentage of the amount in the Policy Account. Under this option, the amount of the death benefit is variable. The Owner can change the selection of death benefit option.

SAFECO makes monthly deductions from the Policy Account (i) to cover the cost of the benefits provided by the Policy, (ii) to cover the cost of any benefits provided by riders to the Policy and (iii) for the cost of administering the Policy. If the Net Cash Surrender Value of the Policy is not sufficient to cover the monthly deduction when due, a grace period of 61 days will be allowed for the payment of a premium or a loan repayment. If a premium or a loan repayment sufficient to cover three monthly deductions of cost of insurance plus other charges made in accordance with the Policy is still unpaid at the end of the grace period, the Policy will lapse and all coverage under the Policy will terminate. If the Guaranteed Death Benefit Endorsement has been added to the Policy, then as long as required premiums are paid, the Policy will not terminate prior to the Primary Insured's 80th birthday and a death benefit will be payable upon the death of the Primary Insured regardless of the investment performance of the Investment Divisions selected. (See "Guaranteed Death Benefit Endorsement" on page 16.)

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Internal Revenue Code of 1986, as amended. However, the law in this regard is very complex and unclear. While every attempt has been made to comply, there is the risk that the Internal Revenue Service will not concur with SAFECO's interpretations of Section 7702 that were made in determining such compliance. For a further discussion, see "Tax Status -- Tax Treatment of the Policy" on Page 23.

THE SEPARATE ACCOUNT

The Separate Account has been established by SAFECO pursuant to the insurance laws of the State of Washington and is organized as a unit investment trust under the Investment Company Act of 1940, as amended. Net premiums are placed in the Owner's Policy Account, which are then allocated to one or more Investment Divisions of the Separate Account and/or to the Guaranteed Interest Division. The Separate Account is divided into Investment Divisions. Each Investment Division invests in portfolio(s) of the Funds. The owner can choose to allocate net premiums or cash value in up to nine of the available sixteen Investment Divisions at any one time.

Fidelity's Variable Insurance Products Fund ("VIP") is a mutual fund comprised of five portfolios, each of which is currently available in connection with the Policies. The five portfolios are: Money Market, High Income, Equity-Income, Growth and Overseas.

Fidelity's Variable Insurance Products Fund II ("VIPII") is a mutual fund comprised of five portfolios, each of which is currently available in connection with the Policies. The five portfolios are: Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund.

Lexington Natural Resources Trust and the Lexington Emerging Markets Fund, Inc. ("Lexington Emerging Markets Fund") each consist of only one portfolio which are offered hereunder; the Lexington Natural Resources Portfolio and the Lexington Emerging Markets Portfolio, respectively.

SAFECO Resource Series Trust ("SAFECO RST") currently consists of six portfolios, four of which are currently available in connection with the Policies. The four portfolios are: Equity, Growth, Northwest and Bond.

RIGHT TO EXAMINE THE POLICY

The Owner may examine the Policy and if for any reason is not satisfied, may cancel the Policy by returning it with a written request for cancellation to SAFECO's Administrative Office by the later of: (a) the 10th day after receipt; or (b) the 45th day after Part I of the application was signed. If the Owner cancels the Policy, SAFECO will refund an amount equal to the premium payments made under the Policy.

CHARGES AND DEDUCTIONS

FROM THE PREMIUM PAYMENTS

PREMIUM TAX CHARGE. State and/or local premium taxes are assessed based on the Owner's residence. Premium taxes currently range up to 4%.

SALES LOADS. There is a sales charge equal to 3% of each premium payment. There is also a surrender charge of up to 47% of the Maximum Premium assessed in the event the Policy Account is surrendered for its Net Cash Surrender Value. (See "Surrender Charges" on Page 13.)

FROM THE POLICY ACCOUNT

FIRST YEAR ADMINISTRATIVE CHARGE. During the first Policy Year, a charge of $20.00 is deducted from the Policy Account at the beginning of each Policy Month.

MONTHLY DEDUCTION. Deductions from the Policy Account at the beginning of each Policy Month consist of:

1. The monthly administrative charge is currently $4.00 per Policy Month. SAFECO has reserved the right to change this charge, but it will never be more than $8.00 per Policy Month;

2. The monthly cost of insurance for the Primary Insured; and

3. The monthly cost of any benefits provided by riders to the Policy.

FROM THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. This charge is equal on an annual basis to 0.90% of the daily net asset value of the Separate Account. SAFECO estimates that, of the Mortality and Expense Risk Charge, approximately 0.55% is for the assumption of mortality risks and approximately 0.35% is for the assumption of expense risks.

INCOME TAX CHARGE. SAFECO has reserved the right to make a provision for federal, state and local income taxes which have resulted from the operation of any Investment Division of the Separate Account.

FOR OTHER TRANSACTIONS

FOR TRANSFERS AMONG INVESTMENT OPTIONS. The first twelve transfers of amounts in a Policy Year will be made without charge. A charge of up to $25.00 may be deducted from the Policy Account for each additional transfer in that Policy Year. However, under certain systematic investing programs this charge will not be applicable.

FOR INCREASES IN FACE AMOUNT OF INSURANCE. $2.00 for each $1,000 of increase is deducted from the Policy Account up to a maximum charge of $300.00 per increase.

FOR PARTIAL WITHDRAWALS. A charge equal to $25.00 or 2% of the amount withdrawn, if less, is deducted from the Policy Account whenever there is a partial withdrawal of Net Cash Surrender Value.

SURRENDER CHARGES

FOR FULL SURRENDERS. A surrender charge of up to 47% of the Maximum Premium will be deducted from the Policy Account if the Policy is surrendered in the first ten Policy Years. An Owner can minimize the amount of Surrender Charge by limiting the amount of premiums paid in the first year. (See "Charges and Deductions-Surrender Charges" on Page 13.)

FOR DECREASES IN FACE AMOUNT OF INSURANCE. A decrease in the Face Amount of Insurance is a partial surrender, for which a portion of the Surrender Charge will be deducted from the Policy Account. (See "Charges and Deductions -- Surrender Charges" on Page 13.)

There are no Surrender Charges after the tenth Policy Year.

FUND EXPENSES

Each portfolio of the Funds pays an investment advisory fee. The Funds have also assumed responsibility for paying certain operating expenses. (See "Charges and Deductions -- Fund Expenses" on Page 14.)

For a complete discussion of all the charges and deductions, see "Charges and Deductions" on Page 11.

POLICY LOANS

The Owner may obtain a Policy loan, using the Policy Cash Surrender Value as security. (See "Policy Benefits and Rights -- Policy Loans" on Page 17.)

TAX STATUS

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 (the "1988 Act") alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts."

A Policy will be a modified endowment contract if it is issued or materially changed on or after June 21, 1988, and if the cumulative amount paid under it at any time during the first seven Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums (the "7-pay test"). A material change to the Policy at any time results in the commencement of a new 7-pay test period. An increase in a death benefit not as a result of investment performance is a material change. A Policy that was entered into prior to June 21, 1988, may be deemed to be a modified endowment contract if it is materially changed and fails to meet the 7-pay test. If the Policy is acquired through an exchange of another life insurance policy, the 7-pay test is applicable even though the original policy was entered into prior to June 21, 1988. Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a modified endowment contract depends on the individual circumstances of each Policy. SAFECO will make every effort to provide Owners with information necessary to determine the applicability of the 7-pay test. However, Owners should consult with a tax advisor as to its applicability to their own circumstances.

If a Policy is a modified endowment contract, partial or full surrenders and/or loan proceeds are taxable to the extent of income in the Policy and will also be subject to an additional 10% federal income tax penalty applied to the income. However, the penalty does not apply to any distribution:
(1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Internal Revenue Code); or (3) which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary. These distributions are taxed using an "income-first" method rather than a "basis-first" method. Owners should consult a tax adviser regarding the possible tax consequences of loans from and/or surrenders of the Policy.

The 1988 Act further provides that multiple contracts that are issued during any calendar year to the same Owner by one company or its affiliates are treated as one contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one modified endowment contract during any calendar year.

For more details, see "Tax Status-Policy Proceeds" on Page 23 and "Tax Status-Tax Treatment of Loans and Surrenders on Page 23.

SAFECO
--------------------------------------------------------------------------------

SAFECO Life Insurance Company ("SAFECO") is a stock life insurance company which was organized under the laws of the State of Washington on January 23, 1957. SAFECO writes individual and group life, accident and health insurance and annuities. SAFECO is licensed to do business in the District of Columbia and all states except New York. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a holding company whose subsidiaries are engaged primarily in insurance and financial service businesses. The home office address of SAFECO is P.O. Box 34690, Seattle, Washington 98124-1690. The address of the Administrative Office is P.O. Box 290752, Wethersfield, Connecticut 06129-0752. The phone number is 1-800-982-3656. All requests should be directed to the Administrative Office. All premium payments should be directed to the Address, P.O. Box 30349, Hartford, CT 06150.

SAFECO is rated A++ (Superior), the highest ranking available, by A.M. Best, an independent firm that analyzes insurance carriers. SAFECO is also rated Aa2 (Excellent) for financial strength by Moody, and AA (Excellent) for claims paying ability by Standard & Poor ("S&P"), both of which are the third highest ranking out of 21 classifications. The financial strength of SAFECO may be relevant with respect to SAFECO's ability to satisfy its general account obligations under the Policies.

ADVERTISING AND PERFORMANCE

Total returns for the Funds may be quoted in advertising and marketing materials when accompanied by policy performance at the Separate Account level. Comparative performance information may also be used from time to time, including Lipper Analytical Services, Inc., Morningstar, Inc. and The VARDS Report by Financial Planning Resources, Inc., or major market indices such as the Dow Jones Industrial Average Index, Standard & Poor's 500 Composite Stock Price Index, Morgan Stanley Capital International World Index, Morgan Stanley Emerging Markets Free Index, Morgan Stanley Capital International, Europe, Australiasia, Far East (EAFE) Index and other circular services and publications. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated. The services utilize industry standard measurements some of which are described below:

Relative volatility measures the variability of a return from its mean, in terms of a standard measurement. Beta is a measure of a portfolio's market risk. The beta of the market is 1.00 as measured with the S&P 500 Index. Accordingly, a portfolio with a beta of 1.10 is expected to perform 10% better than the market in up markets and 10% worse than the market in down markets. Conversely, a beta of .85 indicates that the portfolio is expected to perform 15% worse than the market in up markets and 15% better than the market in down markets. R(2) is a measure of correlation between the portfolio and a benchmark index, such as the S&P 500 Index, calculated over three years. R(2) is a proportion that ranges between 0.00 and 1.00. As R(2) decreases, so does the validity of the benchmark comparison.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Board of Directors of SAFECO adopted a resolution to establish a segregated asset account pursuant to Washington insurance law on November 6, 1986. This segregated asset account has been designated Separate Account SL. SAFECO has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are the property of SAFECO. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business SAFECO may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Policies, credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO. SAFECO's obligations arising under the Policies are general corporate obligations.

The Separate Account is divided into Investment Divisions. Each Investment Division invests in shares of a corresponding portfolio of the Funds. This Prospectus describes Policies under which net premiums are allocable to portfolios of the Funds through Investment Divisions of the Separate Account.

SEPARATE ACCOUNT INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

Each Investment Division of the Separate Account is invested solely in the shares of one portfolio of the Funds. Each of the Funds, except Lexington Natural Resources Trust, is an open-end, diversified management investment company registered under the 1940 Act. Lexington Natural Resources Trust is an open-ended, non-diversified management investment company registered under the 1940 Act. While a brief summary of the investment objectives and policies of the portfolios of the Funds is set forth below, more comprehensive information, including a discussion of potential risks, is found in the Prospectuses for the Funds which are included with this Prospectus. Each of the Funds is intended for use in connection with variable annuity contracts and variable life insurance policies offered by various life insurance companies. For a further discussion, see the Funds' Prospectuses. Each of the Funds has entered into an investment advisory agreement with the respective Funds' investment advisor.

Shares of the Funds are issued and redeemed in connection with variable life policies issued through the Separate Account, other SAFECO Separate Accounts issuing variable contracts and variable annuity and/or variable life insurance policies issued through separate accounts of life insurance companies not affiliated with SAFECO. Shares of the SAFECO RST may also be made directly available to qualified plans. The Funds do not foresee any disadvantage to Owners arising out of the fact that the Funds have been made available to separate accounts of companies not affiliated with SAFECO. Nevertheless, the Funds intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Fund(s). This might force the Fund(s) to sell portfolio securities at disadvantageous prices.

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP")

        PORTFOLIO                    INVESTMENT POLICY                          OBJECTIVES
-------------------------  -------------------------------------    ----------------------------------
VIP MONEY MARKET           High-quality, U.S. dollar denominated    Seeks to obtain as high a level of
                           money market securities of domestic      current income as is consistent
                           and foreign issuers, such as             with preserving capital and
                           certificates of deposit, obligations     providing liquidity.
                           of governments and their agencies and
                           commercial paper and notes.

        PORTFOLIO                    INVESTMENT POLICY                          OBJECTIVES
-------------------------  -------------------------------------    ----------------------------------
VIP HIGH INCOME            At least 65% in income-producing debt    Seeks to obtain a high level of
                           securities and preferred stocks,         current income by investing
                           including convertible securities; up     primarily in high-yielding, lower-
                           to 20% in common stocks and other        rated, fixed-income securities,
                           equity securities; and up to 15% in      while also considering growth of
                           securities that are illiquid by          capital. High-yielding lower grade
                           virtue of restrictions on resale and     corporate debt securities are
                           all other illiquid securities.           commonly known as "junk bonds" and
                                                                    involve a significant degree of
                                                                    risk. See "Securities and
                                                                    Investment Practices" in the
                                                                    accompanying Variable Insurance
                                                                    Products Fund Prospectus.

VIP EQUITY-INCOME          At least 65% in income-producing         Seeks reasonable income by
                           common or preferred stock and the        investing primarily in income-
                           remainder in debt securities.            producing equity securities, with
                                                                    the potential for capital
                                                                    appreciation as a consideration.

VIP GROWTH                 Portfolio will normally purchase         Seeks to achieve capital
                           common stocks, although investments      appreciation.
                           are not restricted to any one type of
                           security. Capital appreciation may
                           also be found in other types of
                           securities, including bonds and
                           preferred stocks.

VIP OVERSEAS               Normally invests at least 65% of its     Seeks long-term growth of capital
                           assets in securities of companies        primarily through investments in
                           from at least three countries outside    foreign securities.
                           of North America.
                                                                    Funds focused on international
                                                                    investing involve additional risks
                                                                    compared to funds invested in
                                                                    primarily domestic securities.
                                                                    International funds have increased
                                                                    economic and political risks as
                                                                    they are exposed to events and
                                                                    factors in various world markets
                                                                    that are beyond our control.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II ("VIPII")

        PORTFOLIO                    INVESTMENT POLICY                          OBJECTIVES
-------------------------  -------------------------------------    ----------------------------------
VIPII INVESTMENT           The Portfolio will maintain a dollar-    Seeks as high a level of current
GRADE BOND                 weighted average portfolio maturity      income as is consistent with the
                           of ten years or less. Under normal       preservation of capital by
                           conditions, at least 65% of the          investing in a broad range of
                           Portfolio's total assets will be         investment- grade, fixed-income
                           invested in investment-grade fixed-      securities.
                           income securities such as bonds,
                           notes and debentures. Investment-
                           grade securities are those rated Baa
                           or better by Moody's Investors
                           Service, Inc. or BBB or better by
                           Standard & Poor's Corporation, and
                           unrated securities judged by Fidelity
                           Management to be of equivalent
                           quality.

VIPII ASSET MANAGER        The Portfolio allocates its assets       Seeks high total return with
                           among domestic and foreign stocks,       reduced risk over the long-term.
                           bonds and short-term fixed income
                           instruments.

VIPII INDEX 500            The Portfolio's assets will be           Seeks investment results that
                           invested in equity securities of         correspond to the total return
                           companies which compose the S&P 500*.    (i.e., the combination of capital
                                                                    changes and income) of common
                                                                    stocks publicly traded in the
                                                                    United States, as represented by
                                                                    the Standard & Poor's Composite
                                                                    Index of 500 Stocks, while keeping
                                                                    transaction costs and other
                                                                    expenses low.

VIPII ASSET MANAGER:       The Portfolio's assets will be           Seeks maximum total return over
GROWTH                     diversified across domestic and          the long term.
                           foreign stocks, bonds and short term
                           instruments while maintaining a
                           neutral mix which will vary over
                           short term periods gradually
                           adjusting the Portfolio's holdings
                           within defined ranges.

VIPII CONTRAFUND           The Portfolio's assets will be           Seeks long-term capital
                           invested mainly in undervalued or        appreciation.
                           out-of-favor equity securities of
                           companies and industries. This
                           strategy can lead to investments in
                           stocks of small companies which may
                           not be well-known.

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation ("S&P") and have been licensed for use by SAFECO. The Index 500 Portfolio is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Portfolio.

LEXINGTON NATURAL RESOURCES TRUST

        PORTFOLIO                    INVESTMENT POLICY                          OBJECTIVES
-------------------------  -------------------------------------    ----------------------------------
LEXINGTON NATURAL          Natural resource assets are materials    Seeks long-term growth of capital
RESOURCES                  derived from natural sources which       through investing primarily in
                           have economic value. The Portfolio       common stocks of companies that
                           seeks to identify securities of          own or develop natural resources
                           companies that, in its management's      and other basic commodities, or
                           opinion, are undervalued relative to     supply goods and services to such
                           the value of natural resource            companies.
                           holdings of such companies in light
                           of current and anticipated economic
                           or financial conditions. Examples of
                           natural resource assets include
                           companies that specialize in energy
                           sources, forest products,
                           environmental technology, agriculture
                           products, chemical products, metals
                           (ferrous and non-ferrous, strategic,
                           precious) and other basic
                           commodities.

LEXINGTON EMERGING MARKETS FUND

        PORTFOLIO                    INVESTMENT POLICY                          OBJECTIVES
-------------------------  -------------------------------------    ----------------------------------
LEXINGTON EMERGING         The Portfolio invests primarily in       Seeks long-term growth of capital
MARKETS                    emerging country and emerging market     primarily through investment in
                           equity securities. For purposes of       equity securities and equivalents
                           its objective, the Portfolio             of companies domiciled in, or
                           considers emerging country equity        doing business in emerging
                           securities to be any country whose       countries and emerging markets.
                           economy and market the World Bank or
                           United Nations considers to be
                           emerging or developing. Examples of
                           these countries include Malaysia,
                           Thailand, Philippines, Brazil, Chile
                           and Poland.

SAFECO RESOURCE SERIES TRUST ("SAFECO RST")

        PORTFOLIO                    INVESTMENT POLICY                          OBJECTIVES
-------------------------  -------------------------------------    ----------------------------------
SAFECO RST EQUITY          The Portfolio ordinarily invests         Seeks long-term growth of capital
                           principally in common stocks or          and reasonable current income.
                           securities convertible into common
                           stocks.

SAFECO RST                 The Portfolio ordinarily invests a       Seeks growth of capital and the
GROWTH                     preponderance of its assets in common    increased income that ordinarily
                           stock selected for potential             follows from such growth.
                           appreciation.

        PORTFOLIO                    INVESTMENT POLICY                          OBJECTIVES
-------------------------  -------------------------------------    ----------------------------------

SAFECO RST NORTHWEST       The Portfolio invests at least 65% of    Seeks long-term growth of capital
                           its total assets in securities issued    through investing primarily in
                           by companies with their principal        Northwest companies.
                           executive offices located in, Alaska,
                           Idaho, Montana, Oregon or Washington.

SAFECO RST BOND            The Portfolio invests primarily in       Seeks as high a level of current
                           medium-term debt securities.             income as is consistent with the
                                                                    relative stability of capital.

There is no assurance that the investment objective of any of the portfolios will be met. Owners bear the complete investment risk for Policy Account values allocated to an Investment Division.

Additional portfolios and/or additional funds may from time to time be made available as investments to underlie the Policy. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by SAFECO.

SUBSTITUTION OF SECURITIES

If the shares of the Funds or any portfolio within the Funds become unavailable for investment by the Separate Account or, if in the judgment of SAFECO, further investment in such shares becomes inappropriate in view of the purposes of the Policy, SAFECO may substitute shares of another mutual fund (or portfolio within the Fund(s)). No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

ALLOCATIONS
--------------------------------------------------------------------------------

The Policy provides investment options for the amount in the Policy Account. The Owner specifies the original premium allocation and deduction allocation percentages in the application for the Policy. Unless changed, such percentages also apply to subsequent premium and deduction allocations. The Owner can maintain balances in a maximum of nine Investment Divisions at any one time. Allocation percentages must be zero or a whole number not greater than 100. The sum of the premium allocation percentages and of the deduction allocation percentages must each equal 100. After SAFECO accepts the Primary Insured, receives at least the minimum initial premium and deducts certain charges, the Policy Account is established for the Owner. For the first 25 days after the Effective Date, the Policy Account will be allocated to the Money Market Investment Division of the Separate Account. At the end of this 25 day period, the Policy Account may be allocated to one or more Investment Divisions up to a maximum of nine and to the unloaned portion of the Guaranteed Interest Division in accordance with the Owner's instructions. Additional premiums and deductions will be allocated to the Investment Divisions of the Separate Account and to the unloaned portion of the Guaranteed Interest Division as specified by the Owner.

If SAFECO cannot make a monthly deduction on the basis of the allocation percentages, the deduction will be based on the proportion that the unloaned value in the Guaranteed Interest Division and the values in the Investment Divisions bear to the total unloaned value in the Policy Account.

PREMIUMS
--------------------------------------------------------------------------------

THE INITIAL PREMIUM

The initial premium payment is due on or before delivery of the Policy. The minimum initial premium required is that premium sufficient to cover three monthly deductions for cost of insurance plus other charges made in accordance with the Policy. The agent selling the Policy will provide a prospective purchaser with this information. No insurance will take effect before the initial premium payment is paid.

SUBSEQUENT PREMIUMS

Additional premiums may be paid at any time at P.O. Box 30349, Hartford, Connecticut, 06150, while the Policy is in force and before the Final Policy Date. These premiums must be in the form of a check or money order payable to SAFECO Life. Such premiums may be in any amount subject to the limits described below.

If the Owner elects to pay premiums on a planned periodic premium basis, SAFECO will send premium reminder notices. Instead of receiving premium reminder notices, an Owner can elect to have premiums automatically deducted from the Owner's bank account. The Owner may skip planned premium payments or change their frequency and amount.

For certain Policies issued on or after April 29, 1994, a Guaranteed Death Benefit Endorsement may be added to the Policy. In order to maintain this Endorsement in force, the Monthly Guaranteed Death Benefit Premium must be paid. When the Endorsement is issued or other changes in the Policy are requested, SAFECO will send the Owner a new Policy Information section which will show the Monthly Guaranteed Death Benefit Premium. (See "Guaranteed Death Benefit Endorsement" on Page 16.)

LIMITS

Each premium payment must be at least $50.00. SAFECO may increase this minimum limit 90 days after sending the Owner a written notice of such increase.

SAFECO reserves the right not to accept premium payments in any Policy Year that it determines would cause the Policy to fail to qualify as life insurance under applicable tax law as currently interpreted by SAFECO. For a further explanation, see "Tax Status -- Policy Proceeds" on Page 23.

GRACE PERIOD

The duration of insurance coverage depends on whether the Net Cash Surrender Value is sufficient to cover the monthly deductions described below. If the Net Cash Surrender Value at the beginning of any Policy Month is less than such deductions for that month, SAFECO will send a written notice to the Owner and any assignee of record at the last known address stating that a grace period of 61 days has begun, starting on the date the notice was sent. The notice will also state the amount of the payment (either a loan repayment or a premium payment) sufficient to cover three monthly deductions of cost of insurance plus other charges made in accordance with the Policy.

If SAFECO does not receive such amount at P.O. Box 30349, Hartford, Connecticut, 06150, before the end of the grace period, SAFECO will send a written notice to the Owner and any assignee of record stating that the Policy has ended without value. If the insured dies during the grace period, SAFECO will pay the insurance benefits. The grace period provisions are not applicable while the Guaranteed Death Benefit Endorsement is in effect.

REINSTATEMENT

If the Policy has ended without value, it may be reinstated while the Primary Insured is alive if:

1. a request for reinstatement is made within five years after the end of the grace period;
2. evidence of insurability satisfactory to SAFECO is provided; and
3. a premium payment is made in an amount sufficient, after the date of reinstatement, to cover three monthly deductions of cost of insurance plus other charges made in accordance with the Policy.

The coverage will become effective on the beginning of the Policy Month which coincides with or next follows the date the reinstatement application is approved.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM PAYMENTS

PREMIUM TAX CHARGE. All states and certain jurisdictions, such as cities and counties, tax premium payments and some levy other charges. Taxes currently range up to 4%. SAFECO deducts the applicable tax which it has been charged from each premium payment based on the Owner's residence.

SALES LOADS. SAFECO deducts a Sales Charge (Sales Load) of 3% of each premium payment. The sales charge reimburses SAFECO, in part, for expenses incurred in the distribution of the Policy. There is also a Surrender Charge assessed in the event the Policy is surrendered for its Net Cash Surrender Value. (See "Charges and Deductions -- Surrender Charges" on Page 13.)

DEDUCTIONS FROM POLICY ACCOUNT

FIRST YEAR ADMINISTRATIVE CHARGE. At the beginning of each Policy Month during the first Policy Year, a deduction of $20.00 is made from the Policy Account. It covers the cost of application processing, establishing Policy records and underwriting costs. Underwriting is the process of assigning the insured to an appropriate risk class. SAFECO does not make a profit from this charge.

MONTHLY CHARGES. At the beginning of each Policy Month, a deduction is made from the Policy Account to cover monthly administrative charges and to provide insurance coverage, subject to the Grace Period provision described above. Such deduction for any Policy Month is the sum of the following amounts determined as of the beginning of that month:

1. The monthly administrative charge is currently $4.00 per Policy Month. However, SAFECO reserves the right to change this charge, but it will never be more than $8.00 per Policy Month. This charge compensates SAFECO for the ongoing administration of the Policy and the Separate Account. Such administration includes the costs associated with maintenance of Policy records, Policy Owner service, reports to Owners and all accounting, reserve calculation, regulatory and reporting requirements and auditing of the Separate Account. SAFECO does not expect to profit from this charge.

2. The monthly cost of insurance for the Primary Insured. The monthly cost of insurance is the current monthly "cost of insurance rate" times the "net amount at risk" (current death benefit minus the amount in the Policy Account) at the beginning of the Policy Month, plus any flat extra-rated charge times the Face Amount of Insurance at the beginning of the Policy Month. For this purpose the amount in the Policy Account is determined before the monthly cost of insurance deduction, but after all other deductions due on that date have been made. The cost of insurance rate is based on the Attained Age and rating class of the Primary Insured. For certain Policies issued on or after April 29, 1994, the cost of insurance is based on issue age, coverage duration and rating class of the Primary Insured and a preferred underwriting category is available to insureds who are determined to have better than average nonsmoker mortality (preferred nonsmoker) and smoker mortality (preferred smoker). As of the date hereof, the current rates which SAFECO is charging are less than or equal to the guaranteed rates. SAFECO may change the current rate no more frequently than once per Policy Year. The Guaranteed Maximum Insurance Cost Rates for standard risks are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday.

3. The monthly cost of any benefits provided by riders to the Policy.

DEDUCTIONS FROM SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. SAFECO deducts a risk charge from the Separate Account as part of the calculation of the Unit Value (see "Valuation" on Page 19). This risk charge is equal on an annual basis to .90% of the daily net asset value of the Separate Account. SAFECO estimates that, of the Mortality and Expense Risk Charge, approximately 0.55% is for the assumption of mortality risks and approximately 0.35% is for the assumption of expense risks. This risk charge compensates SAFECO for assuming the mortality and expense risks under the Policy. The mortality risk assumed by SAFECO is that the Primary Insureds, as a group, may not live as long as expected. The expense risk assumed by SAFECO is that actual expenses may be greater than those assumed. SAFECO is responsible for all administration of the Policy and the Separate Account. If this charge is not needed to cover mortality and expenses under the Policy, any excess may be used for distribution costs not covered by the sales load. SAFECO will realize a gain from this charge to the extent that it is not needed to provide benefits and pay expenses under the Policy.

INCOME TAX CHARGE. SAFECO does not currently assess any charge for income taxes incurred by SAFECO as a result of the operations of the Investment Divisions of the Separate Account. SAFECO reserves the right to assess a charge for such taxes against the Investment Divisions if SAFECO determines that such taxes will be incurred.

DEDUCTIONS FOR OTHER TRANSACTIONS

TRANSFERS AMONG INVESTMENT OPTIONS. The first twelve transfers of amounts in a Policy Year will be made without charge. Transfers can be made from one Investment Division to another, or to or from the Guaranteed Interest Division. (See "Transfers Among Investment Options" on page 17.) SAFECO may charge up to $25.00 for each additional transfer in the Policy Year. The current charge is $25.00. However, under certain systematic investing programs this charge will not be applicable.

INCREASES IN FACE AMOUNT OF INSURANCE. There is a $2.00 charge for each $1,000 of increase in Face Amount of Insurance up to a maximum charge of $300.00 per increase. This charge is deducted from the Policy Account and reimburses SAFECO for its costs in implementing the increase.

PARTIAL WITHDRAWALS. When the Owner makes a partial withdrawal of Net Cash Surrender Value, a charge of $25.00, or 2% of the amount withdrawn if less, is deducted from the Policy Account. This charge reimburses SAFECO for the expenses incurred in processing the transaction.

SURRENDER CHARGES

FULL SURRENDERS. The Policy provides that a Surrender Charge, which is graded down 20% per year starting in the seventh year, is deducted from the Policy Account if the Policy is given up for its Net Cash Surrender Value in the first ten Policy Years. The Surrender Charge at any time in a Policy Year is equal to the lesser of (1) a percentage of the Maximum Premium for the Policy as follows:
47% for Policy Years 1 through 6, 37.6% for Policy Year 7, 28.2% for Policy Year 8, 18.8% for Policy Year 9, and 9.4% for Policy Year 10; or (2) an amount equal to (A) minus (B), where (A) is 27% of the premium payments received during the first Policy Year up to the Maximum Premium for the Policy, plus 6% of all other premium payments received to the time of surrender; and (B) is the amount of any pro rata Surrender Charge previously made under the Policy.

The Maximum Premium is used solely to calculate the Surrender Charge; it does not impose a limit on the amount of premium that an Owner can pay. There is a limitation imposed by the Internal Revenue Code and the regulations thereunder. (See "Premiums -- Limits" on Page 11.) While an Owner can minimize the amount of Surrender Charge by limiting the amount of premium paid in the first year, this would adversely effect contract performance in every aspect other than the contemplation of a total cash surrender.

                                    EXAMPLE
--------------------------------------------------------------------------------

Assume a $100,000 Policy for a male preferred non-smoker, age 45. For this Policy the Maximum Premium is $1,716.00. The Table of Surrender Charges that appears in the Policy Information section would be determined as follows:

                  TABLE OF SURRENDER CHARGES

POLICY      MAXIMUM               MAXIMUM             SURRENDER
 YEAR      PERCENTAGE             PREMIUM              CHARGE
------     ----------             -------             ---------
   1          47.0%        x      $1,716       =        $ 807
   2          47.0%        x      $1,716       =        $ 807
   3          47.0%        x      $1,716       =        $ 807
   4          47.0%        x      $1,716       =        $ 807
   5          47.0%        x      $1,716       =        $ 807
   6          47.0%        x      $1,716       =        $ 807
   7          37.6%        x      $1,716       =        $ 645
   8          28.2%        x      $1,716       =        $ 484
   9          18.8%        x      $1,716       =        $ 323
  10           9.4%        x      $1,716       =        $ 161

The Surrender Charges reimburse SAFECO in part for expenses incurred in the distribution of the Policy.

DECREASES IN FACE AMOUNT OF INSURANCE. A request for a decrease in the Face Amount of Insurance is treated as a partial surrender. If there is a requested decrease in the Face Amount of Insurance during the first ten Policy Years, SAFECO will deduct a portion of the Surrender Charge from the Policy Account. If the Owner increases the Face Amount of Insurance and later asks for a decrease, a Surrender Charge will apply only to a decrease below the original Face Amount of Insurance. A decrease in the Face Amount of Insurance that follows a prior increase will be applied against the most recent increase. The pro rata Surrender Charge for a partial surrender will be determined by dividing the amount of decrease in the Face Amount of Insurance (below the initial Face Amount of Insurance) by the initial Face Amount of Insurance and multiplying that fraction by the Surrender Charge which would apply if the Policy were fully surrendered.

The pro rata Surrender Charge will be deducted from the Policy Account for a requested decrease in the Face Amount of Insurance of this Policy. The maximum Surrender Charge payable in the future will be reduced proportionately. SAFECO will send a new Policy Information section that shows the new maximum Surrender Charges.

FUND EXPENSES

FIDELITY'S VIP FUND AND VIPII FUND

                                                                                    TOTAL
                                                                                  EXPENSES
                                                    MANAGEMENT      OTHER           AFTER
                                                       FEES        EXPENSES     REIMBURSEMENT
                                                    ----------     --------     -------------
VIP Money Market                                       0.21          0.09%           0.30%
VIP High Income                                        0.59          0.12%           0.71%
VIP Equity-Income                                      0.51          0.07%           0.58%(1)
VIP Growth                                             0.61          0.08%           0.69%(1)
VIP Overseas                                           0.76          0.17%           0.93%(1)
VIPII Investment Grade Bond                            0.45          0.13%           0.58%
VIPII Asset Manager                                    0.64          0.10%           0.74%(1)
VIPII Index 500                                        0.13          0.15%           0.28%(2)
VIPII Contrafund                                       0.61          0.13%           0.74%(1)
VIPII Asset Manager: Growth                            0.65          0.22%           0.87%(1)

(1) A portion of the brokerage commission that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity Income Portfolio, .67% for Growth Portfolio, .92% for Overseas Portfolio, .73% for Asset Manager Portfolio .71% for Contrafund Portfolio and .85% for Asset Manager: Growth Portfolio.

(2) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .28%, .15% and .43% respectively on an annualized basis.

Each portfolio of the Funds pays all its expenses, without limitation, that are not assumed by the investment advisor or its affiliates. Each portfolio pays for the typesetting and printing of its Prospectuses, Statements of Additional Information, reports and proxy material to existing shareholders, legal expenses and the fees of the custodian, auditor and non-interested Trustees. Other charges paid by each portfolio include interest, taxes, brokerage commissions, each portfolio's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each portfolio is also liable for such nonrecurring expenses as may arise, including costs of litigation to which each portfolio is a party and any obligation they may have to indemnify the officers and Trustees of the Fund(s) with respect to litigation.

LEXINGTON NATURAL RESOURCES TRUST AND LEXINGTON EMERGING MARKETS FUND

Lexington Management Corporation ("LMC") is the investment advisor for Lexington Natural Resources Trust and Lexington Emerging Markets Fund. For its investment management services to the Funds, under its investment advisory agreement, LMC will receive a monthly fee at the annual rate of 1.00% for Lexington Natural Resources Trust and 0.85% for Lexington Emerging Markets Fund of the respective Fund's average daily net assets.

Each Fund pays all its expenses, without limitation, that are not assumed by Lexington Management Corporation. These expenses include, but are not limited to, accounting, printing and mailing expenses; custodian, directors', professional, registration and computer processing fees; and other operating expenses.

                                     PORTFOLIO                                ADVISORY FEE
        --------------------------------------------------------------------  ------------
        Lexington Natural Resources Trust                                         1.00%
        Lexington Emerging Markets Fund                                           0.85%

SAFECO RESOURCE SERIES TRUST*

                                                                                    TOTAL
                                                                                  EXPENSES
                                                    MANAGEMENT      OTHER           AFTER
                                                       FEES        EXPENSES     REIMBURSEMENT
                                                    ----------     --------     -------------
SAFECO RST Equity Portfolio                            0.70%         0.02%           0.72%
SAFECO RST Growth Portfolio                            0.72%         0.07%           0.79%
SAFECO RST Northwest Portfolio                         0.70%         0.00%**         0.70%
SAFECO RST Bond Portfolio                              0.73%         0.00%**         0.73%

*  As a percentage of average net assets.

** SAFECO pays all Other Expenses of each portfolio until a portfolio's assets reach $20 million. Once a portfolio's assets exceed $20 million, the Other Expenses of the portfolio will be paid by such portfolio.

   During the year ended December 31, 1996, SAFECO paid for or reimbursed all of the Other Expenses of the Northwest and Bond Portfolios. Expenses before such reimbursement as a percentage of net assets were as follows:

             SAFECO RST Northwest Portfolio                                       1.11%
             SAFECO RST Bond Portfolio                                            0.87%

POLICY BENEFITS AND RIGHTS
--------------------------------------------------------------------------------

INSURANCE BENEFITS

SAFECO will pay the insurance benefits of the Policy to the Beneficiary when it receives at its Administrative Office (1) proof that the insured died before the Final Policy Date; and (2) all other requirements deemed necessary before such payment may be made. The insurance benefits of the Policy include the following amounts for the Primary Insured, which are determined as of the date of the Primary Insured's death:

(a) the death benefit described below;
(b) plus any other benefits then due from riders to the Policy;
(c) minus any loan (and loan interest) on the Policy; and
(d) minus any overdue deductions if the Primary Insured dies during the Grace Period.

DEATH BENEFIT

The death benefit will be determined at any time under either Option A or Option B (as described below), whichever the Owner has chosen and is in effect at such time.

Under Option A, the death benefit is the greater of the Face Amount of Insurance, or a percentage (see the following table) of the amount in the Policy Account. Under this option, the amount of the death benefit is fixed, except when it is determined by such a percentage.

Under Option B, the death benefit is the greater of the Face Amount of Insurance plus the amount in the Policy Account, or a percentage (see the following table) of the amount in the Policy Account. Under this option, the amount of death benefit is variable.

Under either option, the duration of insurance coverage depends upon the amount in the Policy Account.

The percentage referred to above is the applicable percentage from the following table for the Primary Insured's age (last birthday) at the beginning of the Policy Year of determination.

                        TABLE OF APPLICABLE PERCENTAGES
--------------------------------------------------------------------------------

   PRIMARY                           PRIMARY
INSURED'S AGE      PERCENTAGE     INSURED'S AGE      PERCENTAGE
--------------     ----------     --------------     ----------
 40 and under         250%              65              120%
      45              215%              70              115%
      50              185%        75 through 90         105%
      55              150%              95              100%
      60              130%

For ages not shown, the applicable percentages shall decrease by a ratable portion for each full year.

GUARANTEED DEATH BENEFIT ENDORSEMENT

In those states where approved, a Guaranteed Death Benefit Endorsement may be added to the Policy. The Endorsement provides that prior to the Policy Anniversary following the Primary Insured's 80th birthday, the Policy will not terminate and a death benefit will be payable upon the death of the Primary Insured regardless of the investment performance of the Investment Divisions selected, provided the required premiums have been paid.

In order to keep the Endorsement in force, at the beginning of each Policy Month, the Adjusted Guaranteed Death Benefit Premium must equal or exceed the Accumulated Monthly Death Benefit Premium.

The Adjusted Guaranteed Death Benefit Premium is an amount equal to: (1) the sum of the premiums received since issue; minus (2) any partial surrender; minus (3) any loans and loan interest. The Accumulated Monthly Death Benefit Premium is an amount equal to the sum of the Monthly Guaranteed Death Benefit Premiums for each month since issue. The Monthly Guaranteed Death Benefit Premium is shown in the Policy Information section of the Policy.

The Guaranteed Death Benefit Endorsement is not available on policies that include an additional term rider either on the Primary Insured or another person.

CHANGING FACE AMOUNT OF INSURANCE OR DEATH BENEFIT OPTION

During the first Policy Year, the death benefit option and the Face Amount of Insurance will be as selected on the application for the Policy. The minimum Face Amount of Insurance is $50,000. At any time after the first Policy Year while the Policy is in force, the Owner may change the death benefit option or the Face Amount of Insurance by written request to SAFECO at its Administrative Office, subject to the following:

1. The Owner may ask SAFECO to increase the Face Amount of Insurance if the Owner provides satisfactory evidence of the insurability of the Primary Insured. Any increase must be at least $10,000. There is a charge for such increase. (See "Charges and Deductions-Increases in Face Amount of Insurance" on Page 13.) The charge is deducted from the Policy Account as of the date the increase takes effect.

   The Owner may reconsider this Face Amount of Insurance increase after requesting it. The Owner must mail a notice to SAFECO at its Administrative Office canceling the increase within a ten day period after receipt of new Policy Information pages. At such time the Policy Account will be credited with the amount charged for the increase.

2. The Owner may ask SAFECO to reduce the Face Amount of Insurance, but not to less than the minimum amount for which SAFECO would then issue the Policy under its then existing administrative rules. If such a reduction occurs in the first ten Policy Years, SAFECO will deduct from the Policy Account a pro rata share of the applicable Surrender Charge. (See "Charges and Deductions-Decreases in Face Amount of Insurance" on Page 13.)

3. The Owner may change the death benefit option. If the change is from Option A to Option B, the Face Amount of Insurance will be decreased by the amount in the Policy Account on the date of change.

    SAFECO has reserved the right to decline to make such change if it would reduce the Face Amount of Insurance below the minimum amount for which SAFECO would then issue the Policy under its then existing administrative rules. If the change is from Option B to Option A, the Face Amount of Insurance will be increased by the amount in the Policy Account on the date of change. Such decreases and increases in the Face Amount of Insurance are made so that the death benefit remains the same on the date of change. There is no charge for this change.

Any changes will take effect at the beginning of the Policy Month that coincides with or next follows the date SAFECO approves the request. SAFECO has reserved the right to decline to make any change that is determined would cause the Policy to fail to qualify as life insurance under applicable tax law as interpreted by SAFECO. An Owner may ask for a change by completing an application for change and sending it to the Administrative Office.

TRANSFERS AMONG INVESTMENT OPTIONS

At the request of the Owner and subject to allocation limits and any conditions or requirements that SAFECO may impose, SAFECO will transfer amounts from the Policy Account value in any Investment Division to one or more other Investment Divisions of the Separate Account or to the Guaranteed Interest Division. The owner can maintain balances in a maximum of nine investment divisions at any one time. The minimum amount that SAFECO will transfer from the Policy Account value in an Investment Division on any date is the lesser of $200.00 or the Policy Account value in that Investment Division on that date.

The Owner is permitted to transfer, on any Policy Anniversary, the Policy Account value from the unloaned value in the Guaranteed Interest Division to one or more Investment Divisions of the Separate Account. However, SAFECO will make such a transfer only if (1) SAFECO receives the request for transfer at least 30 days before that Policy Anniversary; and (2) the amount requested is not more than the greater of 25% of the unloaned value in the Guaranteed Interest Division on that Anniversary or $200.00. In no event will more than such unloaned value be transferred. The minimum amount that SAFECO will transfer from the Policy Account value in the Guaranteed Interest Division on any Policy Anniversary is the lesser of $200.00 or the unloaned value in the Guaranteed Interest Division on that date.

Twelve transfers may be made in a Policy Year without charge. After the first twelve transfers in a Policy Year, SAFECO may charge up to $25.00 for each additional transfer in that Policy Year. The current transfer fee is $25.00. The transfer charge will be allocated equally between the investment options from which the requested amounts were transferred. However, under certain systematic investing programs this charge will not be applicable.

All such requests must be in writing (or by telephone request, if authorized) to the Administrative Office. A transfer will take effect on the date SAFECO receives it at its Administrative Office, except that a transfer requested from the Guaranteed Interest Division will be made as of the Policy Anniversary following the date the request is received by SAFECO.

POLICY LOANS

The Owner may obtain a loan on the Policy while it has a loan value. The Policy will be the only security for the loan. The initial loan and each subsequent addition to the loan must be for at least $200.00. Any amount on loan is part of the Policy Account. The loan value on any date is the Cash Surrender Value on that date, less interest at the loan interest rate to the next Policy Anniversary. The amount of the loan may not be more than the loan value.

A request for a Policy loan must be in writing to the Administrative Office. The Owner can elect how much of the loan is to be allocated to the unloaned value in the Guaranteed Interest Division and to the value in each Investment Division. Such values will be determined on the date the request is received.

If a portion of the loan is allocated to an Investment Division of the Separate Account, SAFECO will redeem Units sufficient to cover that part of the loan and transfer the amount to the loaned portion of the Guaranteed Interest Division. SAFECO will credit interest on amounts securing loans at a rate 2% below the rate charged as loan interest during the first 12 Policy Years and at a rate equal to the rate charged thereafter. This results in a 2% net loan cost for Policy Years 1-12 and a zero net loan cost thereafter.

If the Owner does not elect an allocation, the loan will be allocated on the basis of the monthly deduction allocation percentages then in effect. If the loan cannot be allocated on the basis of the Owner's direction or those percentages, the loan will be based on the proportion that the unloaned value in the Guaranteed Interest Division and the values in the Investment Divisions of the Separate Account bear to the total unloaned value in the Policy Account.

Any amount that secures a loan remains part of the Policy Account, but is maintained in the loaned portions of the Guaranteed Interest Division.

LOAN INTEREST

Interest, payable in advance, will be charged on any Policy loan from the date of the loan and shall be due and payable on each Policy Anniversary. The rate is determined at the beginning of each Policy Year and applies to any new or existing loan under the Policy during the Policy Year next following the date of determination.

The maximum loan interest rate for a Policy Year is the greater of: (1) the "Published Monthly Average," as defined below, for the calendar month that ends two months before the date of determination; or (2) 5%. "Published Monthly Average" means the Monthly Average Corporate Yield shown in Moody's Corporate Bond Yield Averages published by Moody's Investors Service, Inc., or any successor thereto. If such averages are no longer published, SAFECO will use such other averages as may be established by regulation by the insurance supervisory official of the jurisdiction in which the Policy is delivered. In no event will the loan interest rate for a Policy Year be greater than the maximum rate permitted by applicable law.

No change in the rate shall be less than 1/2 of 1% a year. SAFECO may increase the rate whenever the maximum rate as determined by clause (1) of the preceding paragraph increases by 1/2 of 1% or more. SAFECO will reduce the rate to or below the maximum rate as determined by clause (1) if such maximum is lower than the rate to be charged by 1/2 of 1% or more.

SAFECO will notify the Owner of the initial loan interest rate when a loan is made. SAFECO will also give the Owner advance written notice of any increase in the interest rate of any outstanding loan. Loan interest is due on each Policy Anniversary. If the interest is not paid when due, it will be added to the outstanding loan and allocated on the basis of the deduction allocation percentages then in effect. If the allocation cannot be made on the basis of these percentages, the allocation will be based on the proportion that the unloaned value in the Guaranteed Interest Division and the values in the Investment Divisions bear to the total unloaned value in the Policy Account. The unpaid interest will then be treated as part of the loaned amount and will bear interest at the loan rate.

LOAN REPAYMENT

All or part of a Policy loan may be repaid at any time while the Primary Insured is alive and the Policy is in force. SAFECO will assume that any payment made, while a loan is outstanding, is a loan repayment, unless SAFECO is notified in writing that it is a premium payment. Repayments will be allocated among the Guaranteed Interest Division and the Investment Divisions on the basis of the premium allocation percentages then in effect. This does not apply to automatic bank withdrawal payments, as they will always be considered premium. Each loan repayment must be at least $50.00 with an exception for the final loan repayment which may be less.

Failure to repay a Policy loan or to pay loan interest will not terminate the Policy unless the Net Cash Surrender Value is less than the monthly deduction due on a Monthly Policy Anniversary, in which case the Grace Period Provision would apply. (See "Premiums-Grace Period" on Page 11.)

A Policy loan will have a permanent effect on the benefits under the Policy even if it is repaid, because the investment results of the Investment Divisions will apply only to the amount remaining in such Investment Divisions. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Divisions while the loan is outstanding, the effect could be favorable or unfavorable.

FULL CASH SURRENDER

The Owner may give up the Policy for its Net Cash Surrender Value at any time while the Primary Insured is living. All insurance coverage will then cease. Upon a full cash surrender of the Policy, Surrender Charges may be incurred. (See "Charges and Deductions-Full Surrenders" on Page 13.)

PARTIAL CASH WITHDRAWAL

After the first Policy Year, an Owner may ask for a partial withdrawal of the Net Cash Surrender Value. Such partial withdrawal must be at least $400.00. A partial withdrawal will result in reductions in the death benefit, the Net Cash Surrender Value and the Policy Account. Such reductions are equal to the amount requested plus the partial withdrawal charge. (See "Charges and Deductions-Partial Withdrawals" on Page 13.)

Any request for a partial withdrawal must be in writing to the Administrative Office. The Owner may inform SAFECO of the amount of each partial withdrawal that is to come from the unloaned value in the Guaranteed Division and the amount that is to come from values in each Investment Division. If the Owner does not so inform SAFECO, the partial withdrawal will be made on the basis of the monthly allocation percentages then in effect. If SAFECO cannot make the partial withdrawal on the basis of the direction of the Owner or those percentages, the partial withdrawal will be based on the proportion that the unloaned value in the Guaranteed Interest Division and the values in the Investment Division bear to the total unloaned value in the Policy Account. The partial withdrawal charges will be allocated equally between the investment options from which the requested amounts were withdrawn.

SAFECO reserves the right to decline a request for a partial withdrawal if (a) the death benefit would be reduced below the minimum amount for which SAFECO would then issue a Policy; or (b) SAFECO determines that the partial withdrawal would cause the Policy to fail to qualify as life insurance under applicable tax law.

VALUATION
--------------------------------------------------------------------------------

The amount in the Policy Account in an Investment Division at any time is equal to the number of units attributable to the Policy Account in that Investment Division multiplied by the Division Unit Value at that time. Amounts allocated, transferred or added to an Investment Division are used to purchase units of that Division. Units are redeemed when amounts are deducted, transferred or withdrawn.

Unit Values for the Investment Divisions will be determined at the close of business on each day in which the degree of trading in the portfolio of the Fund(s) might materially affect the net asset value of such portfolio. Normally, this would be each day that the New York Stock Exchange is open. The Unit Value of an Investment Division on any business day is equal to the Unit Value for that Division on the immediately preceding business day multiplied by the net investment factor for that Division on that business day.

The net investment factor for an Investment Division on any business day is (a) divided by (b), minus (c), where:
(a) is the net asset value of the shares of the designated portfolio at the close of business on each business day before any Policy transactions are made on that day, plus the per share amount of any dividend or capital gain distribution paid by the portfolio;
(b) is the value of the assets in that Investment Division at the close of business on the immediately preceding business day after all Policy transactions were made for that day; and
(c) is a charge for the mortality and expense risks, plus any charge for that day for taxes or amounts set aside as a reserve for taxes.

A Unit Value may increase or decrease in value from business day to business day.

OTHER PROVISIONS
--------------------------------------------------------------------------------

OWNER

If the Primary Insured is living on the Final Policy Date, the Owner will receive the amount in the Policy Account on that date minus any outstanding loan and loan interest. The Policy will then end.

The Owner is entitled to exercise all the rights of the Policy while the Primary Insured is living. To exercise a right the Owner does not need the consent of anyone who has only a conditional or future ownership interest in the Policy.

BENEFICIARY

If two or more persons are named as Beneficiary, those who survive the insured will share the insurance benefits equally, unless other arrangements have been made. If there is no designated Beneficiary living at the death of the insured, the benefits will be paid to the Owner or Owner's estate.

If any Beneficiary dies within 60 days after the insured, and before payment of any proceeds, payment will be made as though the Beneficiary had died before the insured. The Beneficiary designation may include provisions that replace the ones described here.

CHANGING OWNER OR BENEFICIARY

While the insured is living, the Owner or Beneficiary may be changed by providing written notice from the Policy Owner to the Administrative Office. Such a change will be effective when written notice is received and recorded and will control payment of proceeds made after that time.

ASSIGNMENT

The Policy may be assigned, but SAFECO will not be bound by an assignment unless it has received such assignment in writing. The Owner's rights and those of any other person under the Policy will be subject to the assignment. SAFECO assumes no responsibility for the validity of an assignment. A collateral assignment will not change ownership. An absolute assignment will be considered as a change of ownership to the assignee.

ADMINISTRATION OF THE POLICIES
--------------------------------------------------------------------------------

SAFECO has primary responsibility for all administration of the Policies and the Separate Account. SAFECO has, however, retained Financial Administrative Services, Inc. ("FAS") pursuant to a servicing agreement to provide certain administrative services to SAFECO and its policyholders. On December 31, 1993, PM Holdings, Inc., a holding company owned by Phoenix Home Life Mutual Insurance Company, bought Fleet Administrative Services, Inc., and renamed the company Financial Administrative Services, Inc., Prior to December 31, 1993, FAS was owned by Fleet Financial Group. The address of the Administrative Office referenced in this Prospectus is P.O. Box 290752, Wethersfield, Connecticut 06129-0752. This office has been established and is managed by FAS on behalf of SAFECO and other life insurance companies which enter into similar servicing agreements with FAS.

FAS provides to SAFECO administration, electronic data processing and policyholder services that are normally required for the Policies. All such services are performed in accordance with the guidelines and standards established by SAFECO.

DELAY OF PAYMENTS
--------------------------------------------------------------------------------

SAFECO will generally pay Policy proceeds within seven business days of receipt of a completed request for such payment. However, SAFECO reserves the right to postpone surrender payments and loans from the Guaranteed Interest Division for up to six months. SAFECO reserves the right to postpone any type of payment from the Separate Account for any period when:

1. the New York Stock Exchange is closed other than customary weekend and holiday closings;
2. trading on the Exchange is restricted;
3. an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value; or
4. the Securities and Exchange Commission so permits delay for the protection of security holders.

The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in 2 and 3 exist.

MANAGEMENT OF THE COMPANY
--------------------------------------------------------------------------------

The following are the Officers and Directors of SAFECO:

OFFICERS

         NAME AND PRINCIPAL                               POSITION AND OFFICES
          BUSINESS ADDRESS*                                    WITH SAFECO
----------------------------------------------------------------------------------------------------
Roger H. Eigsti                      Chairman of the Board
Richard E. Zunker                    President
John P. Fenlason                     Senior Vice President
James T. Flynn                       Vice President, Controller and Assistant Secretary
I. Richard Green                     Vice President
Roger F. Harbin                      Senior Vice President and Actuary
Michael J. Kinzer                    Vice President and Chief Actuary
Rod A. Pierson                       Senior Vice President and Secretary

DIRECTORS

         NAME AND PRINCIPAL                               POSITION AND OFFICES
          BUSINESS ADDRESS*                                    WITH SAFECO
----------------------------------------------------------------------------------------------------
Donald S. Chapman                    Director
Dan D. McLean                        Director
Boh A. Dickey                        Director
Roger H. Eigsti                      Director
Rod A. Pierson                       Director
James W. Ruddy                       Director
Robert L. Spaulding                  Director
Robert W. Swegle                     Director
Richard E. Zunker                    Director

* The business address for Messrs. Zunker, Fenlason, Flynn, Green, Harbin, and Kinzer is 15411 N.E. 51st Street, Redmond, Washington 98052. The business address for all other individuals listed is SAFECO Plaza, Seattle, Washington 98185.

TAX STATUS
--------------------------------------------------------------------------------

NOTE: The following description is based upon SAFECO's understanding of current federal income tax law applicable to life insurance in general. SAFECO cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), defines the term "life insurance contract" for purposes of the Code. SAFECO believes that the Policies to be issued will qualify as "life insurance contracts" under Section 7702. SAFECO does not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon SAFECO's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

SAFECO is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from SAFECO and its operations form a part of SAFECO.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax on the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as the Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.
Section 1.817-5), which establish diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

SAFECO intends that each portfolio of the Funds underlying the Policies will be managed by Fidelity Management, Lexington Management Corporation and SAFECO Asset Management Company in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, SAFECO reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, SAFECO has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While SAFECO has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with SAFECO's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

POLICY PROCEEDS

The tax treatment accorded to loan proceeds and/or surrender payments from the Policies will depend on whether the Policy is considered to be a modified endowment contract. (See "Tax Treatment of Loans and Surrenders" on Page 23.) Otherwise, SAFECO believes that the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under
Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Policy Account or Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

TAX TREATMENT OF LOANS AND SURRENDERS

Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a modified endowment contract. A modified endowment contract is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Furthermore, any Policy received in exchange for a Policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-pay test. The status of an exchange of a contract issued before June 21, 1988 is unclear; however, the Internal Revenue Service has taken the position in a Private Letter Ruling that a contract received in an exchange on or after June 21, 1988 will be considered as entered into as of the date of the exchange and therefore subject to Section 7702A.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a modified endowment contract depends on the individual circumstances of each Policy.

If the Policy is classified as a modified endowment contract, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

If a Policy is not classified as a modified endowment contract, then any surrenders will be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a modified endowment contract, will be treated as indebtedness of the Owner and not a distribution. Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under Policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policy Owners should seek competent tax advice on the tax consequences of taking loans, distributions or surrendering any Policy.

MULTIPLE POLICIES

TAMRA further provides that multiple contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Policy Owners should consult a tax adviser prior to purchasing more than one Modified Endowment Contract in any calendar year period.

TAX TREATMENTS OF ASSIGNMENTS

An assignment of a Policy may be a taxable event. Policy Owners should therefore consult competent tax advisers should they wish to assign their Policies.

QUALIFIED PLANS

The Policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent qualified plans consultant.

SEPARATE ACCOUNT VOTING RIGHTS
--------------------------------------------------------------------------------

In accordance with its view of present applicable law, SAFECO will vote the shares with respect to each Fund portfolio held in the Separate Account at regular and special meetings of the shareholders of the Fund in accordance with instructions received from persons having the voting interest in the Separate Account. SAFECO will vote shares with respect to each Fund portfolio, for which it has not received instructions, in the same proportion as it votes shares for which it has received instructions. SAFECO will vote shares of the Fund portfolios which it owns in the same proportion as it votes shares for which it has received instructions.

However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result SAFECO determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The voting interests of the Owner (or the Beneficiary) in the Funds will be one vote for each share. The number of shares will be determined as follows: The Policy Account allocated to the Investment Division will be divided by the net asset value of one share of the corresponding Fund portfolio as of the record date for the shareholder meeting of the Fund. Fractional votes are counted. Policy Account values in the Guaranteed Interest Division will not be considered in determining the voting interests of the Owner.

The number of shares which a person has a right to vote will be determined as of the record date set by the Fund's Board which must be at least 14 days and not more than 90 days prior to the meeting of the Fund.

Each person having the voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the shares held in the Separate Account corresponding to his or her interest in the Separate Account.

DISREGARD OF VOTING INSTRUCTIONS

SAFECO may, when required to do so by state insurance authorities, vote shares of the Fund without regard to instructions from Owners if voting in accordance with such instructions would require such shares to be voted to cause any portfolio of the Funds to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Funds or a portfolio. SAFECO may also disapprove changes in the investment policy initiated by the Owners or Trustees of the Funds, if such disapproval is reasonable and is based on a good faith determination by SAFECO that the change would violate state law or the change would not be consistent with the investment objective of the Funds or portfolio or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other separate accounts of SAFECO or of an affiliated life insurance company. In the event that SAFECO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to Owners.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

The Policy is sold by licensed insurance agents, where the Policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Policy will be distributed through the principal underwriter for the Separate Account, SAFECO Securities, Inc., P.O. Box 34890, Seattle, Washington 98124-1890, a wholly-owned subsidiary of SAFECO Corporation. Prior to April 29, 1994, PNMR Securities, Inc., an affiliate of SAFECO Securities, acted as principal underwriter for the Separate Account. SAFECO pays commissions to the selling broker-dealers which may vary.

The commissions paid to registered representatives on the sale of the Policies are not more than 60% of the premiums paid in the first year nor more than 3% during renewal years. In addition, commissions, overrides and bonuses may be paid to the distributors of the Policies. There are no separate deductions, other than previously described, to pay sales commissions or sales expenses.

REPORTS TO POLICY OWNERS
--------------------------------------------------------------------------------

SAFECO will send to each Owner unaudited semi-annual and audited annual reports of the Separate Account. Within 30 days after every third Policy Month, a quarterly statement will be sent to each Owner. Taken together every four Quarterly Statements make up an annual statement providing a complete year to date policy history for the proceeding Policy Year. These statements will show the current amount of death benefits payable under the Policy, the current value of the Policy Account, the current Cash Surrender Value and any loan, including loan interest. These statements will also show premiums paid, investment returns and all charges deducted during the Policy Year.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no legal proceedings to which the Separate Account or the Principal Underwriter is a party. SAFECO is engaged in various kinds of routine litigation which, in the opinion of SAFECO, is not of material importance in relation to the total capital and surplus of SAFECO.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of the Separate Account and SAFECO appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon appearing elsewhere herein and in the Registration Statement. Such financial statements have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of SAFECO that are included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing upon the investment experience of the Investment Divisions of the Separate Account.

                              SEPARATE ACCOUNT SL
                          AUDITED FINANCIAL STATEMENTS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 1996

                              SEPARATE ACCOUNT SL
                               DECEMBER 31, 1996

                               TABLE OF CONTENTS

Statement of Assets and Liabilities...............................................     A-4
Statement of Operations...........................................................     A-5
Statement of Changes in Net Assets................................................     A-6
Notes to Financial Statement......................................................     A-7

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and
  Unitholders of SAFECO Life Separate Account SL

We have audited the accompanying statement of assets and liabilities of the Investment Divisions of SAFECO Life Separate Account SL (comprising, respectively, the Fidelity VIP Growth, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Overseas, Fidelity VIP High Income, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP II Contrafund, Fidelity VIP II Asset Manager: Growth, SAFECO RST Equity, SAFECO RST Growth, SAFECO RST Northwest, SAFECO RST Bond, Lexington Natural Resources, and Lexington Emerging Markets Divisions) as of December 31, 1996, and the related statements of operations and changes in net assets, and the unit values for each of the periods indicated therein. These financial statements and unit values are the responsibility of SAFECO Life Separate Account SL's management. Our responsibility is to express an opinion on these financial statements and unit values based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the unit values. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with Fidelity Management and Research Company, SAFECO Resource Series Trust, Lexington Natural Resources Trust, and Lexington Emerging Markets Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and unit values referred to above present fairly, in all material respects, the financial position of each of the respective Investment Divisions of SAFECO Life Separate Account SL as listed above at December 31, 1996, the results of their operations, the changes in their net assets, and their unit values for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                       Ernst and Young Signature

Seattle, Washington
January 31, 1997

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                         FIDELITY VIP   FIDELITY VIP
                                          FIDELITY VIP      MONEY          EQUITY      FIDELITY VIP
                                             GROWTH         MARKET         INCOME        OVERSEAS
                                            DIVISION       DIVISION       DIVISION       DIVISION
                                          ------------   ------------   ------------   ------------
NET ASSETS:

Investments at fair value in:

Variable Insurance Products Fund("VIP")

  Cost:

  Growth Portfolio -                      $ 12,041,755   $ 13,828,604

  Money Market Portfolio -                   1,947,891                  $  1,947,891

  Equity Income Portfolio -                  5,878,562                                 $  6,905,843

  Overseas Portfolio -                       3,756,282

Due (To) From SAFECO LIFE...............       (15,850)           432           (668)          (386)
                                           -----------    -----------    -----------    -----------
Net Assets..............................  $ 13,812,754   $  1,948,323   $  6,905,175   $  4,224,561
                                           ===========    ===========    ===========    ===========
Units Outstanding.......................    65,318.146     16,323.151     29,568.961     28,044.526
                                           ===========    ===========    ===========    ===========
Unit Value and Redemption
  Price Per Unit........................  $    211.469   $    119.360   $    233.528   $    150.638
                                           ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1996

                                                                            FIDELITY VIP
                                                          FIDELITY VIP II        II        FIDELITY VIP
                                           FIDELITY VIP     INVESTMENT         ASSET            II
                                           HIGH INCOME      GRADE BOND        MANAGER       INDEX 500
                                             DIVISION        DIVISION         DIVISION       DIVISION
                                           ------------   ---------------   ------------   ------------
NET ASSETS:
Investments at fair value in:
Variable Insurance Products Fund ("VIP")
  Cost:
  High Income Portfolio -      $1,365,314  $  1,445,332
Variable Insurance Products Fund ("VIP II")
  Cost:
  Investment Grade Bond Portfolio -
                                  692,913                   $     717,688
  Asset Manager Portfolio -     6,971,437                                   $  8,084,845
  Index 500 Portfolio -         2,741,349                                                  $  3,131,806

Due (To) From SAFECO LIFE................          (160)            1,834         (1,700)          (346)
                                             ----------         ---------     ----------     ----------

Net Assets...............................  $  1,445,172     $     719,522   $  8,083,145   $  3,131,460
                                             ==========         =========     ==========     ==========

Units Outstanding........................    10,146.110         5,462.481     47,774.983     17,980.394
                                             ==========         =========     ==========     ==========

Unit Value and Redemption Price Per
  Unit...................................  $    142.436     $     131.721   $    169.192   $    174.160
                                             ==========         =========     ==========     ==========

                       See Notes to Financial Statements

                                      A-4a

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1996

                                                           FIDELITY
                                                            VIP II
                                             FIDELITY       ASSET        SAFECO       SAFECO
                                              VIP II       MANAGER:       RST           RST
                                            CONTRAFUND      GROWTH       EQUITY       GROWTH
                                             DIVISION      DIVISION     DIVISION     DIVISION
                                            -----------   ----------   ----------   -----------
NET ASSETS:
Investments at fair value in:
Variable Insurance Products Fund II ("VIP
  II")
  Cost:
  Contrafund Portfolio-         $2,804,794  $ 3,193,743
  Asset Manager:
     Growth Portfolio-             768,244                $  809,009
SAFECO Resource Series Trust ("RST")
  Cost:
  Equity Portfolio-                332,030                             $  320,208
  Growth Portfolio-              1,391,837                                          $ 1,415,833

Due (To) From SAFECO LIFE.................         (152)        (129)          (5)        6,489
                                             ----------    ---------    ---------    ----------

Net Assets................................  $ 3,193,591   $  808,880   $  320,203   $ 1,422,322
                                             ==========    =========    =========    ==========

Units Outstanding.........................   22,242.421    5,894.118    2,718.335    12,343.273
                                             ==========    =========    =========    ==========

Unit Value and Redemption Price Per
  Unit....................................  $   143.581   $  137.235   $  117.794   $   115.231
                                             ==========    =========    =========    ==========

                       See Notes to Financial Statements

                                      A-4b

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1996

                                                                          LEXINGTON    LEXINGTON
                                                SAFECO RST   SAFECO RST    NATURAL      EMERGING
                                                NORTHWEST       BOND      RESOURCES     MARKETS
                                                 DIVISION     DIVISION     DIVISION     DIVISION
                                                ----------   ----------   ----------   ----------
NET ASSETS:
Investments at fair value in:
SAFECO Resource Series Trust ("RST")
  Cost:
  Northwest Portfolio -               $  9,069   $  9,216
  Bond Portfolio -                       8,391                $  8,038
Lexington Natural Resources Trust
  Cost:
  Natural Resources Portfolio -        624,550                            $  683,427
Lexington Emerging Markets Fund, Inc.
  Cost:
  Emerging Markets Portfolio -         516,116                                         $  512,750

Due (To) From SAFECO LIFE.....................       (400)           0           (14)           0
                                                  -------     --------     ---------    ---------

Net Assets....................................   $  8,816     $  8,038    $  683,413   $  512,750
                                                  =======     ========     =========    =========

Units Outstanding.............................     88.842       79.865     5,936.067    5,424.580
                                                  =======     ========     =========    =========

Unit Value and Redemption Price Per Unit......   $ 99.237     $100.648    $  115.129   $   94.523
                                                  =======     ========     =========    =========

                       See Notes to Financial Statements

                                      A-4c

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF OPERATIONS

                                                                   YEAR ENDED DECEMBER 31, 1996
                                                     ---------------------------------------------------------
                                                                    FIDELITY VIP   FIDELITY VIP
                                                     FIDELITY VIP      MONEY          EQUITY      FIDELITY VIP
                                                        GROWTH         MARKET         INCOME        OVERSEAS
                                                       DIVISION       DIVISION       DIVISION       DIVISION
                                                     ------------   ------------   ------------   ------------
INVESTMENT INCOME (LOSS):
Dividends..........................................   $   652,496     $  106,904     $  220,067     $   73,902
Expenses (Note 3):
  Mortality and Expense Risk Charge................      (106,992)       (18,880)       (52,471)       (33,173)
                                                       ----------       --------       --------       --------
Net Investment Income (Loss).......................       545,504         88,024        167,596         40,729
                                                       ----------       --------       --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net Realized Gain (Loss) on Investments............       666,095              0        261,564         84,017
Net Change in Unrealized Appreciation
  (Depreciation) of Investments....................       189,972              0        308,534        292,888
                                                       ----------       --------       --------       --------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................       856,067              0        570,098        376,905
                                                       ----------       --------       --------       --------
NET CHANGE IN NET ASSETS RESULTING FROM
OPERATIONS:........................................   $ 1,401,571     $   88,024     $  737,694     $  417,634
                                                       ==========       ========       ========       ========

                       See Notes to Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF OPERATIONS (CONTINUED)

                                                                    YEAR ENDED DECEMBER 31, 1996
                                                  -----------------------------------------------------------------
                                                   FIDELITY     FIDELITY VIP II   FIDELITY VIP II
                                                      VIP         INVESTMENT           ASSET        FIDELITY VIP II
                                                  HIGH INCOME     GRADE BOND          MANAGER          INDEX 500
                                                   DIVISION        DIVISION          DIVISION          DIVISION
                                                  -----------   ---------------   ---------------   ---------------
INVESTMENT INCOME (LOSS):
Dividends.......................................   $  62,691       $  50,447         $ 440,128         $  54,385
Expenses (Note 3):
  Mortality and Expense Risk Charge.............      (9,849)         (7,083)          (66,690)          (17,435)
                                                    --------        --------          --------          --------
Net Investment Income (Loss)....................      52,842          43,364           373,438            36,950
                                                    --------        --------          --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net Realized Gain (Loss) on Investments.........      14,163           7,591            67,740            68,068
Net Change in Unrealized Appreciation
  (Depreciation) of Investments.................      61,598         (36,058)          502,688           290,744
                                                    --------        --------          --------          --------
Net Realized and Unrealized Gain (Loss) on
  Investments...................................      75,761         (28,467)          570,428           358,812
                                                    --------        --------          --------          --------
NET CHANGE IN NET ASSETS RESULTING FROM
OPERATIONS......................................   $ 128,603       $  14,897         $ 943,866         $ 395,762
                                                    ========        ========          ========          ========

                       See Notes to Financial Statements

                                      A-5a

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF OPERATIONS (CONTINUED)

                                                               YEAR ENDED DECEMBER 31, 1996
                                              ---------------------------------------------------------------
                                                                  FIDELITY VIP II
                                              FIDELITY VIP II     ASSET MANAGER:      SAFECO RST   SAFECO RST
                                                CONTRAFUND            GROWTH            EQUITY       GROWTH
                                                 DIVISION            DIVISION         DIVISION*    DIVISION*
                                              ---------------   -------------------   ----------   ----------
INVESTMENT INCOME (LOSS):
Dividends...................................     $  11,263            $41,438          $ 30,039     $115,216
Expenses (Note 3):
  Mortality and Expense Risk Charge.........       (18,320)            (4,651)             (675)      (3,614)
                                                   -------            -------           -------     --------
Net Investment Income (Loss)................        (7,057)            36,787            29,364      111,602
                                                   -------            -------           -------     --------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Investments.....        36,577             12,549             2,283       (3,530)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments.............       383,171             43,534           (11,822)      23,996
                                                   -------            -------           -------     --------
Net Realized and Unrealized Gain (Loss) on
  Investments...............................       419,748             56,083            (9,539)      20,466
                                                   -------            -------           -------     --------

NET CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS...................     $ 412,691            $92,870          $ 19,825     $132,068
                                                   =======            =======           =======     ========

---------------

* For the period from April 30, 1996 (date of inception) through December 31, 1996.

                       See Notes to Financial Statements

                                      A-5b

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF OPERATIONS (CONTINUED)

                                                               YEAR ENDED DECEMBER 31, 1996
                                                    ---------------------------------------------------
                                                                              LEXINGTON      LEXINGTON
                                                    SAFECO RST   SAFECO RST    NATURAL        EMERGING
                                                    NORTHWEST       BOND      RESOURCES       MARKETS
                                                    DIVISION*    DIVISION*    DIVISION*      DIVISION*
                                                    ----------   ----------   ----------     ----------
INVESTMENT INCOME (LOSS):
Dividends.........................................     $ 60        $  439      $  2,151       $       0
Expenses (Note 3):
  Mortality and Expense Risk Charge...............      (18)          (17)       (1,331)         (1,451)
                                                       ----         -----       -------         -------
Net Investment Income (Loss)......................       42           422           820          (1,451)
                                                       ----         -----       -------         -------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Investments...........      (13)            0         5,839          (3,540)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments...................      147          (353)       58,877          (3,366)
                                                       ----         -----       -------         -------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................      134          (353)       64,716          (6,906)
                                                       ----         -----       -------         -------

NET CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS.........................     $176        $   69      $ 65,536       $  (8,357)
                                                       ====         =====       =======         =======

---------------

* For the period from April 30, 1996 (date of inception) through December 31, 1996.

                       See Notes to Financial Statements

                                      A-5c

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS

                                                                        FIDELITY VIP                FIDELITY VIP
                                                                       GROWTH DIVISION          MONEY MARKET DIVISION
                                                                  -------------------------   -------------------------
                                                                         YEAR ENDED                  YEAR ENDED
                                                                         DECEMBER 31                 DECEMBER 31
                                                                  -------------------------   -------------------------
                                                                     1996          1995          1996          1995
                                                                  -----------   -----------   -----------   -----------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)....................................  $   545,504   $   (36,557)  $    88,024   $    63,118
Net Realized Gain (Loss) on Investments.........................      666,095       188,204             0             0
Net Change in Unrealized Appreciation (Depreciation) of
  Investments...................................................      189,972     1,533,152             0             0
                                                                  -----------   -----------   -----------   -----------
Net Change in Net Assets from Operations........................    1,401,571     1,684,799        88,024        63,118
CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS:
Transfers in from Net Premiums..................................    4,124,943     2,788,510     3,446,186     2,556,160
Transfers out for Policy Related Transactions...................   (1,568,735)   (1,047,233)     (130,228)     (262,728)
Transfers between Separate Account SL's Divisions and (to) from
  Guaranteed Interest Division, Net.............................    1,043,497     1,455,022    (2,712,658)   (3,011,769)
Gain (Loss) Attributable to SAFECO Life.........................       (3,620)       (1,542)      (10,424)        1,967
                                                                  -----------   -----------   -----------   -----------
Net Change in Net Assets from Policy Transactions...............    3,596,085     3,194,757       592,876      (716,370)
                                                                  -----------   -----------   -----------   -----------
Net Change in Net Assets........................................    4,997,656     4,879,556       680,900      (653,252)
Net Assets, Beginning of Period.................................    8,815,098     3,935,542     1,267,423     1,920,675
                                                                  -----------   -----------   -----------   -----------
Net Assets, End of Period.......................................  $13,812,754   $ 8,815,098   $ 1,948,323   $ 1,267,423
                                                                  ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            FIDELITY VIP              FIDELITY VIP
                                                                       EQUITY INCOME DIVISION       OVERSEAS DIVISION
                                                                       -----------------------   -----------------------
                                                                       YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
                                                                       -----------------------   -----------------------
                                                                          1996         1995         1996         1995
                                                                       ----------   ----------   ----------   ----------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss).........................................  $  167,596   $  155,355   $   40,729   $   (6,143)
Net Realized Gain (Loss) on Investments..............................     261,564       40,434       84,017       20,370
Net Change in Unrealized Appreciation (Depreciation) of
  Investments........................................................     308,534      707,446      292,888      204,791
                                                                       ----------   ----------   ----------   ----------
Net Change in Net Assets from Operations.............................     737,694      903,235      417,634      219,018
CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS:
Transfers in from Net Premiums.......................................   2,357,488    1,581,131    1,166,002    1,213,891
Transfers out for Policy Related Transactions........................    (902,544)    (503,402)    (538,631)    (334,256)
Transfers between Separate Account SL's Divisions and (to) from
  Guaranteed Interest Division, Net..................................      20,519      813,922      269,996     (217,295)
Gain (Loss) Attributable to SAFECO Life..............................      (1,691)        (278)        (673)        (570)
                                                                       ----------   ----------   ----------   ----------
Net Change in Net Assets from Policy Transactions....................   1,473,772    1,891,373      896,694      661,770
                                                                       ----------   ----------   ----------   ----------
Net Change in Net Assets.............................................   2,211,466    2,794,608    1,314,328      880,788
Net Assets, Beginning of Period......................................   4,693,709    1,899,101    2,910,233    2,029,445
                                                                       ----------   ----------   ----------   ----------
Net Assets, End of Period............................................  $6,905,175   $4,693,709   $4,224,561   $2,910,233
                                                                       ==========   ==========   ==========   ==========

                       See Notes to Financial Statements

                                      A-6a

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                       FIDELITY VIP II
                                                                                 FIDELITY VIP         INVESTMENT GRADE
                                                                             HIGH INCOME DIVISION       BOND DIVISION
                                                                             ---------------------   -------------------
                                                                                  YEAR ENDED             YEAR ENDED
                                                                                  DECEMBER 31            DECEMBER 31
                                                                             ---------------------   -------------------
                                                                                1996        1995       1996       1995
                                                                             ----------   --------   --------   --------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)...............................................  $   52,842   $ 17,317   $ 43,364   $ 19,947
Net Realized Gain (Loss) on Investments....................................      14,163     59,151      7,591     21,080
Net Change in Unrealized Appreciation (Depreciation) of Investments........      61,598     19,704    (36,058)    76,923
                                                                             ----------   --------   --------   --------
Net Change in Net Assets from Operations...................................     128,603     96,172     14,897    117,950
CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS:
Transfers in from Net Premiums.............................................     489,342    300,343    271,528    269,765
Transfers out for Policy Related Transactions..............................    (192,518)   (78,496)  (144,121)  (185,044)
Transfers between Separate Account SL's Divisions and (to) from Guaranteed
  Interest Division, Net...................................................     326,333    101,072   (412,302)    39,576
Gain (Loss) Attributable to SAFECO Life....................................         (37)       (72)        64        192
                                                                             ----------   --------   --------   --------
Net Change in Net Assets from Policy Transactions..........................     623,120    322,847   (284,831)   124,489
                                                                             ----------   --------   --------   --------
Net Change in Net Assets...................................................     751,723    419,019   (269,934)   242,439
Net Assets, Beginning of Period............................................     693,449    274,430    989,456    747,017
                                                                             ----------   --------   --------   --------
Net Assets, End of Period..................................................  $1,445,172   $693,449   $719,522   $989,456
                                                                             ==========   ========   ========   ========

                       See Notes to Financial Statements

                                      A-6b

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          FIDELITY VIP II            FIDELITY VIP II
                                                                      ASSET MANAGER DIVISION       INDEX 500 DIVISION
                                                                     -------------------------   -----------------------
                                                                            YEAR ENDED                 YEAR ENDED
                                                                            DECEMBER 31                DECEMBER 31
                                                                     -------------------------   -----------------------
                                                                        1996          1995          1996         1995
                                                                     -----------   -----------   ----------   ----------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss).......................................  $   373,438   $    58,189   $   36,950   $    1,833
Net Realized Gain (Loss) on Investments............................       67,740        83,052       68,068       86,079
Net Change in Unrealized Appreciation (Depreciation)
  of Investments...................................................      502,688       780,414      290,744       97,988
                                                                     -----------   -----------   ----------   ----------
Net Change in Net Assets from Operations...........................      943,866       921,655      395,762      185,900
CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS:
Transfers in from Net Premiums.....................................    2,044,200     2,403,059    1,192,914      512,837
Transfers out for Policy Related Transactions......................   (1,211,057)   (1,114,423)    (284,721)    (123,725)
Transfers between Separate Account SL's Divisions and (to) from
  Guaranteed Interest Division, Net................................     (422,044)     (733,021)     670,973      403,638
Gain (Loss) Attributable to SAFECO Life............................       (2,344)         (322)        (159)        (182)
                                                                     -----------   -----------   ----------   ----------
Net Change in Net Assets from Policy Transactions..................      408,755       555,293    1,579,007      792,568
                                                                     -----------   -----------   ----------   ----------
Net Change in Net Assets...........................................    1,352,621     1,476,948    1,974,769      978,468
Net Assets, Beginning of Period....................................    6,730,524     5,253,576    1,156,691      178,223
                                                                     -----------   -----------   ----------   ----------
Net Assets, End of Period..........................................  $ 8,083,145   $ 6,730,524   $3,131,460   $1,156,691
                                                                     ===========   ===========   ==========   ==========

                       See Notes to Financial Statements

                                      A-6c

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                        FIDELITY VIP II
                                                    FIDELITY VIP II                  ASSET MANAGER: GROWTH
                                                  CONTRAFUND DIVISION                      DIVISION
                                             -----------------------------       -----------------------------
                                             YEAR ENDED      PERIOD ENDED        YEAR ENDED      PERIOD ENDED
                                             DECEMBER 31      DECEMBER 31        DECEMBER 31      DECEMBER 31
                                                1996             1995*              1996             1995*
                                             -----------     -------------       -----------     -------------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)...............  $   (7,057)      $    11,419         $  36,787        $   7,571
Net Realized Gain (Loss) on Investments....      36,577             5,064            12,549              766
Net Change in Unrealized Appreciation
  (Depreciation) of Investments............     383,171             5,779            43,534           (2,769)
                                             ----------        ----------          --------         --------
Net Change in Net Assets from Operations...     412,691            22,262            92,870            5,568
CHANGE IN NET ASSETS FROM POLICY
  TRANSACTIONS:
Transfers in from Net Premiums.............   1,223,954           352,947           247,373           52,359
Transfers out for Policy Related
  Transactions.............................    (250,013)          (34,578)          (47,071)          (5,450)
Transfers between Separate Account SL's
  Divisions and (to) from Guaranteed
  Interest Division, Net...................     744,280           727,253           315,334          142,922
Gain (Loss) Attributable to SAFECO Life....      (4,087)           (1,118)            3,877            1,098
                                             ----------        ----------          --------         --------
Net Change in Net Assets from Policy
  Transactions.............................   1,714,134         1,044,504           519,513          190,929
                                             ----------        ----------          --------         --------
Net Change in Net Assets...................   2,126,825         1,066,766           612,383          196,497
Net Assets, Beginning of Period............   1,066,766                 0           196,497                0
                                             ----------        ----------          --------         --------
Net Assets, End of Period..................  $3,193,591       $ 1,066,766         $ 808,880        $ 196,497
                                             ==========        ==========          ========         ========

---------------

* For the period from April 30, 1995 (date of inception) through December 31, 1995.

                       See Notes to Financial Statements

                                      A-6d

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  SAFECO RST      SAFECO RST
                                                                    EQUITY          GROWTH           SAFECO RST
                                                                   DIVISION        DIVISION      NORTHWEST DIVISION
                                                                 -------------   -------------   -------------------
                                                                 PERIOD ENDED    PERIOD ENDED       PERIOD ENDED
                                                                 DECEMBER 31**   DECEMBER 31**      DECEMBER 31**
                                                                     1996            1996               1996
                                                                 -------------   -------------   -------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)...................................    $  29,364      $   111,602          $    42
Net Realized Gain (Loss) on Investments........................        2,283           (3,530)             (13)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments................................      (11,822)          23,996              147
                                                                    --------       ----------           ------
Net Change in Net Assets from Operations.......................       19,825          132,068              176
CHANGE IN NET ASSETS FROM POLICY
  TRANSACTIONS:
Transfers in from Net Premiums.................................       56,058          265,857            3,602
Transfers out for Policy Related Transactions..................       (7,234)         (36,206)            (371)
Transfers between Separate Account SL's
  Divisions and (to) from Guaranteed
  Interest Division, Net.......................................      251,559        1,054,115            5,808
Gain (Loss) Attributable to SAFECO Life........................           (5)           6,488             (399)
                                                                    --------       ----------           ------
Net Change in Net Assets from Policy
  Transactions.................................................      300,378        1,290,254            8,640
                                                                    --------       ----------           ------
Net Change in Net Assets.......................................      320,203        1,422,322            8,816
Net Assets, Beginning of Period................................            0                0                0
                                                                    --------       ----------           ------
Net Assets, End of Period......................................    $ 320,203      $ 1,422,322          $ 8,816
                                                                    ========       ==========           ======

---------------

** For the period from April 30, 1996 (date of inception) through December 31, 1996.

                       See Notes to Financial Statements

                                      A-6e

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                              SAFECO RST      LEXINGTON NATURAL     LEXINGTON EMERGING
                                                             BOND DIVISION    RESOURCES DIVISION     MARKETS DIVISION
                                                             -------------    ------------------    ------------------
                                                             PERIOD ENDED        PERIOD ENDED          PERIOD ENDED
                                                             DECEMBER 31**      DECEMBER 31**         DECEMBER 31**
                                                                 1996                1996                  1996
                                                             -------------    ------------------    ------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)...............................     $   422            $    820              $ (1,451)
Net Realized Gain (Loss) on Investments....................           0               5,839                (3,540)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments............................        (353)             58,877                (3,366)
                                                                 ------            --------              --------
Net Change in Net Assets from Operations...................          69              65,536                (8,357)
CHANGE IN NET ASSETS FROM POLICY
  TRANSACTIONS:
Transfers in from Net Premiums.............................       7,138             136,380               132,526
Transfers out for Policy Related Transactions..............         (41)             (9,309)              (14,320)
Transfers between Separate Account SL's
  Divisions and (to) from Guaranteed
  Interest Division, Net...................................         870             480,695               402,781
Gain (Loss) Attributable to SAFECO Life....................           2              10,111                   120
                                                                 ------            --------              --------
Net Change in Net Assets from Policy
  Transactions.............................................       7,969             617,877               521,107
                                                                 ------            --------              --------
Net Change in Net Assets...................................       8,038             683,413               512,750
Net Assets, Beginning of Period............................           0                   0                     0
                                                                 ------            --------              --------
Net Assets, End of Period..................................     $ 8,038            $683,413              $512,750
                                                                 ======            ========              ========

---------------

** For the period from April 30, 1996 (date of inception) through December 31, 1996.

                       See Notes to Financial Statements

                                      A-6f

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

     SAFECO Life Separate Account SL (Account SL) is a separate account of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation, and is a unit investment trust registered under the Investment Company Act of 1940, as amended.

     Account SL was formed by SAFECO to support the operations of its variable life insurance policies. SAFECO Securities, Inc., a wholly-owned subsidiary of SAFECO Corporation, is the principal underwriter of the Policies issued through Account SL. The assets of Account SL are the property of SAFECO and such assets applicable to the Policies will not be chargeable with liabilities arising out of any other business SAFECO may conduct.

     On January 3, 1996, SAFECO was granted approval in an order by the SEC to transfer Policy Account Values from Investment Divisions invested in portfolios of Hudson River Trust to certain Investment Divisions invested in portfolios of Variable Insurance Products (VIP) and Variable Insurance Product II (VIPII). On February 20, 1996, SAFECO transferred the Policy Account Values specified in the order. From February 20, 1996 to April 29, 1996, Account SL consisted solely of ten Investment Divisions invested in portfolios of VIP and VIPII.

     On April 30, 1996, Account SL introduced six new Investment Divisions to policyholders. These divisions invest in the Equity, Growth, Northwest, and Bond Portfolios of SAFECO Resource Series Trust, the Lexington Natural Resources Portfolio of Lexington Natural Resources Trust, and the Lexington Emerging Markets Portfolio of the Lexington Emerging Markets Fund, Inc.

     Policyowners are permitted to transfer their funds to other investment divisions of Account SL and to the Guaranteed Interest Division, which is not part of Account SL.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The financial statements of Account SL are prepared in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements. Descriptions of the significant accounting policies used in preparing the financial statements are set forth below.

     SECURITY VALUATION. Investments in shares are valued at the net asset value of the respective portfolio.

     SECURITY TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains (losses) on sales of shares are determined on the basis of identified cost. Net investment income and net realized and unrealized gain (loss) on investments are allocated to the contracts on a pro rata basis.

     FEDERAL INCOME TAXES. The operations of Account SL are included in the Federal income tax return of SAFECO. Under the provisions of the policies, SAFECO has the right to charge Account SL. No charge is currently being made against Account SL for such tax since, under current tax law, SAFECO pays no tax on investment income and capital gains reflected in variable life insurance policy reserves.

3.  EXPENSES

     SAFECO assumes mortality and expense risks related to the operations of Account SL and deducts a charge from the assets of Account SL at an annual rate of .90% of policyowners' net assets to cover these risks. SAFECO also makes deductions from premiums for administrative expenses and state premium taxes before amounts are allocated to Account SL.

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  UNIT ACTIVITY

                                                                                              FIDELITY VIP
                                                                      FIDELITY VIP            MONEY MARKET
                                                                   GROWTH DIVISION(1)           DIVISION
                                                                   -------------------     -------------------
                                                                       YEAR ENDED              YEAR ENDED
                                                                       DECEMBER 31             DECEMBER 31
                                                                    1996        1995        1996        1995
                                                                   -------     -------     -------     -------
Units:
  Units Sold.....................................................   25,612      25,127      30,477      22,743
  Units Redeemed.................................................   (7,677)     (6,124)    (25,245)    (29,287)
                                                                    ------      ------     -------     -------
  Net Increase (Decrease)........................................   17,935      19,003       5,232      (6,544)
                                                                    ======      ======     =======     =======

                                                                                              FIDELITY VIP
                                                                      FIDELITY VIP              OVERSEAS
                                                                    EQUITY INCOME(1)           DIVISION(1)
                                                                   -------------------     -------------------
                                                                       YEAR ENDED              YEAR ENDED
                                                                       DECEMBER 31             DECEMBER 31
                                                                    1996        1995        1996        1995
                                                                   -------     -------     -------     -------
Units:
  Units Sold.....................................................   10,927      13,207      10,117       9,562
  Units Redeemed.................................................   (4,121)     (2,775)     (3,747)     (4,317)
                                                                    ------      ------     -------     -------
  Net Increase (Decrease)........................................    6,806      10,432       6,370       5,245
                                                                    ======      ======     =======     =======

                                                                      FIDELITY VIP            FIDELITY VIP
                                                                       HIGH INCOME          INVESTMENT GRADE
                                                                       DIVISION(1)            BOND DIVISION
                                                                   -------------------     -------------------
                                                                       YEAR ENDED              YEAR ENDED
                                                                       DECEMBER 31             DECEMBER 31
                                                                    1996        1995        1996        1995
                                                                   -------     -------     -------     -------
Units:
  Units Sold.....................................................    6,059       3,566       2,123       2,446
  Units Redeemed.................................................   (1,414)       (667)     (4,342)     (1,508)
                                                                    ------      ------     -------     -------
  Net Increase (Decrease)........................................    4,645       2,899      (2,219)        938
                                                                    ======      ======     =======     =======

                                                                     FIDELITY VIP II         FIDELITY VIP II
                                                                      ASSET MANAGER             INDEX 500
                                                                       DIVISION(1)             DIVISION(1)
                                                                   -------------------     -------------------
                                                                       YEAR ENDED              YEAR ENDED
                                                                       DECEMBER 31             DECEMBER 31
                                                                    1996        1995        1996        1995
                                                                   -------     -------     -------     -------
Units:
  Units Sold.....................................................   13,029      17,674      11,713       7,326
  Units Redeemed.................................................  (10,432)    (13,371)     (1,817)       (936)
                                                                    ------      ------     -------     -------
  Net Increase (Decrease)........................................    2,597       4,303       9,896       6,390
                                                                    ======      ======     =======     =======

---------------

(1) Officers of SAFECO have minor investments in this division at December 31, 1996

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                  FIDELITY VIP II
                                                    FIDELITY VIP II               ASSET MANAGER:
                                                  CONTRAFUND DIVISION             GROWTH DIVISION
                                              ---------------------------   ---------------------------
                                              YEAR ENDED     PERIOD ENDED   YEAR ENDED     PERIOD ENDED
                                                 1996           1995*          1996           1995*
                                              ----------     ------------   ----------     ------------
     Units:
       Units Sold...........................    15,208           9,226         4,590           1,750
       Units Redeemed.......................    (1,897)           (295)         (397)            (48)
                                                ------           -----         -----           -----
       Net Increase (Decrease)..............    13,311           8,931         4,193           1,702
                                                ======           =====         =====           =====

                                                                           SAFECO RST       SAFECO RST
                                                                             EQUITY           GROWTH
                                                                            DIVISION       DIVISION(1)
                                                                          ------------     ------------
                                                                          PERIOD ENDED     PERIOD ENDED
                                                                          DECEMBER 31      DECEMBER 31
                                                                             1996**           1996**
                                                                          ------------     ------------
     Units:
       Units Sold.......................................................      2,782           12,683
       Units Redeemed...................................................        (63)            (340)
                                                                              -----           ------
       Net Increase (Decrease)..........................................      2,719           12,343
                                                                              =====           ======

                                                                           SAFECO RST       SAFECO RST
                                                                           NORTHWEST           BOND
                                                                            DIVISION         DIVISION
                                                                          ------------     ------------
                                                                          PERIOD ENDED     PERIOD ENDED
                                                                          DECEMBER 31      DECEMBER 31
                                                                             1996**           1996**
                                                                          ------------     ------------
     Units:
       Units Sold.......................................................         93               80
       Units Redeemed...................................................         (4)              (0)
                                                                              -----           ------
       Net Increase (Decrease)..........................................         89               80
                                                                              =====           ======

                                                                           LEXINGTON        LEXINGTON
                                                                            NATURAL          EMERGING
                                                                           RESOURCES         MARKETS
                                                                            DIVISION       DIVISION(1)
                                                                          ------------     ------------
                                                                          PERIOD ENDED     PERIOD ENDED
                                                                          DECEMBER 31      DECEMBER 31
                                                                             1996**           1996**
                                                                          ------------     ------------
     Units:
       Units Sold.......................................................      6,044            5,577
       Units Redeemed...................................................       (108)            (153)
                                                                              -----           ------
       Net Increase (Decrease)..........................................      5,936            5,424
                                                                              =====           ======

---------------
(1) Officers of SAFECO have minor investments in this investment division at December 31, 1996

* For the period from April 30, 1995 (date of inception) through December 31, 1995.

** For the period from April 30, 1996 (date of inception) through December 31, 1996.

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  INVESTMENT TRANSACTIONS

                                                                      YEAR ENDED DECEMBER 31, 1996
                                                               -------------------------------------------
                                                                                FIDELITY        FIDELITY
                                                                FIDELITY           VIP             VIP
                                                                   VIP            MONEY          EQUITY
                                                                 GROWTH          MARKET          INCOME
                                                                DIVISION        DIVISION        DIVISION
                                                               -----------     -----------     -----------
     Purchases...............................................  $ 6,750,699     $ 5,490,861     $ 2,728,393
                                                               ===========     ===========     ===========
     Sales...................................................  ($2,607,222)    ($4,809,783)    ($1,086,546)
                                                               ===========     ===========     ===========
     Number of Shares Owned at December 31, 1996.............      444,078       1,947,891         328,381
                                                               ===========     ===========     ===========

                                                                         YEAR ENDED DECEMBER 31, 1996
                                                                   ----------------------------------------
                                                                                                  FIDELITY
                                                                                                   VIP II
                                                                    FIDELITY       FIDELITY       INVESTMENT
                                                                      VIP             VIP           GRADE
                                                                    OVERSEAS      HIGH INCOME       BOND
                                                                    DIVISION       DIVISION       DIVISION
                                                                   ----------     -----------     ---------
     Purchases...................................................  $1,905,974     $ 1,705,017     $ 662,797
                                                                   ==========     ===========     =========
     Sales.......................................................  ($ 968,365)    ($1,028,883)    ($903,820)
                                                                   ==========     ===========     =========
     Number of Shares Owned at December 31, 1996.................     224,254         115,442        58,635
                                                                   ==========     ===========     =========

                                                                YEAR ENDED DECEMBER 31, 1996
                                                   -------------------------------------------------------
                                                                                                 FIDELITY
                                                    FIDELITY                                      VIP II
                                                     VIP II         FIDELITY       FIDELITY        ASSET
                                                      ASSET          VIP II         VIP II       MANAGER:
                                                     MANAGER       INDEX 500      CONTRAFUND      GROWTH
                                                    DIVISION        DIVISION       DIVISION      DIVISION
                                                   -----------     ----------     ----------     ---------
     Purchases...................................  $ 2,252,200     $1,983,120     $2,139,301     $ 820,145
                                                   ===========      =========     ===========    =========
     Sales.......................................  ($1,469,149)    ($ 367,239)    ($ 432,126)    ($263,615)
                                                   ===========      =========     ===========    =========
     Number of Shares Owned at December 31,
       1996......................................      477,545         35,138        192,859        61,756
                                                   ===========      =========     ===========    =========

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                   PERIOD ENDED DECEMBER 31, 1996*
                                                              -----------------------------------------
                                                              SAFECO RST     SAFECO RST      SAFECO RST
                                                                EQUITY         GROWTH        NORTHWEST
                                                               DIVISION       DIVISION        DIVISION
                                                              ----------     -----------     ----------
Purchases...................................................   $389,981      $ 1,540,974      $ 10,151
                                                               ========       ==========       =======
Sales.......................................................   ($60,234)     ($  145,606)     ($ 1,069)
                                                               ========       ==========       =======
Number of Shares Owned at December 31, 1996.................     14,722           73,512           760
                                                               ========       ==========       =======

                                                                   PERIOD ENDED DECEMBER 31, 1996*
                                                              -----------------------------------------
                                                                              LEXINGTON      LEXINGTON
                                                              SAFECO RST       NATURAL        EMERGING
                                                                 BOND         RESOURCES       MARKETS
                                                               DIVISION       DIVISION        DIVISION
                                                              ----------     -----------     ----------
Purchases...................................................   $  8,440      $   817,617      $582,683
                                                                 ======        =========      ========
Sales.......................................................   ($    50)     ($  198,906)     ($71,684)
                                                                 ======        =========      ========
Number of Shares Owned at December 31, 1996.................        748           47,826        50,868
                                                                 ======        =========      ========

---------------

* For the period from April 30, 1996 (date of inception) through December 31, 1996.

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  UNIT VALUES
    The following are unit values attributable to unitholders as of the date indicated:

                                          FIDELITY VIP        FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                             GROWTH           MONEY MARKET        EQUITY INCOME         OVERSEAS
                                            DIVISION            DIVISION            DIVISION            DIVISION
                                         ---------------     ---------------     ---------------     ---------------
December 31, 1992......................     $ 118.301           $ 103.032           $ 123.900           $  90.087
December 31, 1993......................       139.950             105.409             145.146             122.522
December 31, 1994......................       138.673             108.907             154.013             123.521
December 31, 1995......................       186.039             114.270             206.203             134.264
December 31, 1996......................       211.469             119.360             233.528             150.638

                                                             FIDELITY VIP II     FIDELITY VIP II
                                          FIDELITY VIP         INVESTMENT             ASSET          FIDELITY VIP II
                                           HIGH INCOME         GRADE BOND            MANAGER            INDEX 500
                                            DIVISION            DIVISION            DIVISION            DIVISION
                                         ---------------     ---------------     ---------------     ---------------
December 31, 1992......................           N/A           $ 105.619           $ 115.113                 N/A
December 31, 1993......................     $ 108.076             116.148             138.097           $ 105.094
December 31, 1994......................       105.455             110.786             128.527             105.239
December 31, 1995......................       126.046             128.816             148.977             143.089
December 31, 1996......................       142.436             131.721             169.192             174.160

                                                             FIDELITY VIP II
                                         FIDELITY VIP II     ASSET MANAGER:        SAFECO RST          SAFECO RST
                                           CONTRAFUND            GROWTH              EQUITY              GROWTH
                                            DIVISION            DIVISION            DIVISION            DIVISION
                                         ---------------     ---------------     ---------------     ---------------
December 31, 1992......................           N/A                 N/A                 N/A                 N/A
December 31, 1993......................           N/A                 N/A                 N/A                 N/A
December 31, 1994......................           N/A                 N/A                 N/A                 N/A
December 31, 1995......................     $ 119.439           $ 115.467                 N/A                 N/A
December 31, 1996......................       143.581             137.235           $ 117.794           $ 115.231

                                                                                    LEXINGTON           LEXINGTON
                                           SAFECO RST          SAFECO RST            NATURAL            EMERGING
                                            NORTHWEST             BOND              RESOURCES            MARKETS
                                            DIVISION            DIVISION            DIVISION            DIVISION
                                         ---------------     ---------------     ---------------     ---------------
December 31, 1992......................           N/A                 N/A                 N/A                 N/A
December 31, 1993......................           N/A                 N/A                 N/A                 N/A
December 31, 1994......................           N/A                 N/A                 N/A                 N/A
December 31, 1995......................           N/A                 N/A                 N/A                 N/A
December 31, 1996......................     $  99.237           $ 100.648           $ 115.129           $  94.523

N/A   Unit Values are shown beginning the first year end after inception for the respective division.

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                         SAFECO LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             -----
Report of Independent Auditors.............................................................   A-15
Consolidated Financial Statements
     Consolidated Balance Sheet............................................................   A-16
     Statement of Consolidated Income......................................................   A-17
     Statement of Changes in Stockholder's Equity..........................................   A-18
     Statement of Consolidated Cash Flows..................................................   A-19
     Notes to Consolidated Financial Statements............................................   A-21

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheet of SAFECO Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related statements of consolidated income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As described in Note 1 to the Consolidated Financial Statements, SAFECO Life Insurance Company and subsidiaries adopted certain new accounting standards in 1995 and 1994 as required by the Financial Accounting Standards Board.

                                                       Ernst and Young Signature

Seattle, Washington
February 14, 1997

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET
(In Thousands Except Share Amounts)

                                                                                        DECEMBER 31
                                                                                ---------------------------
                                                                                   1996            1995
                                                                                -----------     -----------
ASSETS
Investments (Note 2):
  Fixed Maturities Available-for-Sale, at Market Value (Amortized Cost:
    1996-$7,597,733; 1995-$7,195,332).........................................  $ 7,853,553     $ 7,720,108
  Fixed Maturities Held-to-Maturity, at Amortized Cost (Market Value:
    1996-$2,670,004; 1995-$2,388,514).........................................    2,488,324       2,044,517
  Marketable Equity Securities, at Market Value (Cost: 1996-$9,629;
    1995-$14,904).............................................................       18,902          25,776
  First Mortgage Loans on Real Estate:
    Nonaffiliates (At cost, less allowance for losses: 1996-$10,943;
     1995-$9,633).............................................................      447,596         416,110
    Affiliates................................................................      140,743         137,823
  Real Estate (At cost, less accumulated depreciation:
    1996-$180; 1995-$398).....................................................        4,134           4,972
  Policy Loans................................................................       58,153          55,925
  Short-Term Investments (At cost which approximates market)..................       69,878          68,614
  Investment in Limited Partnerships..........................................          250           1,289
                                                                                -----------     -----------
    Total Investments.........................................................   11,081,533      10,475,134
Cash..........................................................................       19,136          34,886
Accrued Investment Income.....................................................      159,790         150,897
Accounts and Notes Receivable (At cost, less allowance for doubtful accounts:
  1996-$85; 1995-$72).........................................................       23,582          27,971
Reinsurance Recoverables (Note 5).............................................       25,204          16,656
Deferred Policy Acquisition Costs (Net of valuation allowance:
  1996-$19,040; 1995-$42,815).................................................      240,464         210,491
Other Assets..................................................................        5,497           5,739
Current Income Taxes Recoverable (Note 9).....................................          792              --
Assets Held in Separate Accounts..............................................      491,212         276,399
                                                                                -----------     -----------
         Total Assets.........................................................  $12,047,210     $11,198,173
                                                                                ===========     ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy and Contract Liabilities (Note 5):
    Future Policy Benefits....................................................  $   149,624     $   154,090
    Policy and Contract Claims................................................       29,155          26,407
    Premiums Paid in Advance..................................................        8,846           8,209
    Funds Held Under Deposit Contracts........................................    9,792,730       8,756,384
    Other Policyholders' Funds................................................      134,422         323,302
                                                                                -----------     -----------
    Total Policy and Contract Liabilities.....................................   10,114,777       9,268,392
  Other Liabilities...........................................................       76,089         112,008
  Federal Income Taxes (Note 9):
    Current...................................................................           --          13,047
    Deferred (Includes tax on unrealized appreciation of investment
     securities: 1996-$86,120; 1995-$172,493).................................      103,648         196,492
  Liabilities Related to Separate Accounts....................................      491,212         276,399
                                                                                -----------     -----------
      Total Liabilities.......................................................   10,785,726       9,866,338
                                                                                -----------     -----------
Stockholder's Equity:
  Common Stock, $250 Par Value; 20,000 Shares Authorized,
    Issued and Outstanding....................................................        5,000           5,000
  Additional Paid-In Capital..................................................       85,000          85,000
  Retained Earnings (Note 7)..................................................    1,011,439         921,383
  Unrealized Appreciation of Investment Securities, Net of Tax (Note 2).......      160,045         320,452
                                                                                -----------     -----------
      Total Stockholder's Equity..............................................    1,261,484       1,331,835
                                                                                -----------     -----------
         Total Liabilities and Stockholder's Equity...........................  $12,047,210     $11,198,173
                                                                                ===========     ===========

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED INCOME

                                                                    YEAR ENDED DECEMBER 31
                                                              ----------------------------------
                                                                 1996         1995        1994
                                                              ----------   ----------   --------
                                                                        (IN THOUSANDS)
Revenues:
  Premiums..................................................  $  240,100   $  237,025   $252,929
  Investment Income:
     Interest on Fixed Maturities...........................     767,309      716,510    648,296
     Interest on Mortgage Loans.............................      52,127       51,912     51,135
     Interest on Short-Term Investments.....................       2,935        4,017      3,351
     Dividends from Marketable Equity Securities............         843        1,387      1,446
     Dividends from Redeemable Preferred Stock..............      12,654        3,065        618
     Other Investment Income................................       3,879        4,155      4,375
                                                              ----------   ----------   ---------

          Total.............................................     839,747      781,046    709,221
  Less Investment Expenses..................................       3,709        3,546      3,551
                                                              ----------   ----------   ---------

  Net Investment Income.....................................     836,038      777,500    705,670
                                                              ----------   ----------   ---------

  Other Revenue.............................................      12,933       11,608      9,795
  Realized Investment Gain..................................      10,439        5,676      5,639
                                                              ----------   ----------   ---------

          Total.............................................   1,099,510    1,031,809    974,033
                                                              ----------   ----------   ---------

Benefits and Expenses:
  Policy Benefits...........................................     782,213      723,466    674,215
  Commissions...............................................      74,724       79,163     84,760
  Personnel Costs...........................................      43,609       42,314     42,439
  Taxes Other Than Payroll and Income Taxes.................      15,512        7,913      7,652
  Other Operating Expenses..................................      45,224       42,978     44,519
  Amortization of Deferred Policy Acquisition Costs.........      35,652       32,376     29,407
  Deferral of Policy Acquisition Costs......................     (42,426)     (35,347)   (43,360)
                                                              ----------   ----------   ---------

          Total.............................................     954,508      892,863    839,632
                                                              ----------   ----------   ---------

Income before Federal Income Taxes..........................     145,002      138,946    134,401
                                                              ----------   ----------   ---------

Provision (Benefit) for Federal Income Taxes (Note 9):
  Current...................................................      57,417       61,830     57,365
  Deferred..................................................      (6,471)     (13,800)   (10,154)
                                                              ----------   ----------   ---------

          Total.............................................      50,946       48,030     47,211
                                                              ----------   ----------   ---------

Net Income..................................................  $   94,056   $   90,916   $ 87,190
                                                              ==========   ==========   =========

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                   YEAR ENDED DECEMBER 31
                                                             -----------------------------------
                                                                1996         1995        1994
                                                             ----------   ----------   ---------
                                                                       (IN THOUSANDS)
Common Stock...............................................  $    5,000   $    5,000   $   5,000
                                                             ----------   ----------   ---------
Additional Paid-In Capital.................................      85,000       85,000      85,000
                                                             ----------   ----------   ---------
Retained Earnings:
       Balance at the Beginning of Year....................     921,383      834,467     751,277
       Net Income..........................................      94,056       90,916      87,190
       Dividends to Parent.................................      (4,000)      (4,000)     (4,000)
                                                             ----------   ----------   ---------
       Balance at the End of Year..........................   1,011,439      921,383     834,467
                                                             ----------   ----------   ---------
Unrealized Appreciation (Depreciation) of Investment
  Securities, Net of Tax (Note 1 and 2):
       Balance at the Beginning of Year....................     320,452     (126,229)      6,828
       Net Effect of Adoption of FASB Statement 115........          --           --     279,957
       Change in Unrealized Appreciation or Depreciation...    (175,861)     474,511    (413,014)
       Change in Deferred Policy Acquisition Costs
          Valuation Allowance..............................      15,454      (27,830)         --
                                                             ----------   ----------   ---------
       Balance at the End of Year..........................     160,045      320,452    (126,229)
                                                             ----------   ----------   ---------
     Stockholder's Equity..................................  $1,261,484   $1,331,835   $ 798,238
                                                             ==========   ==========   =========

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS

                                                                YEAR ENDED DECEMBER 31
                                                        ---------------------------------------
                                                           1996          1995          1994
                                                        -----------   -----------   -----------
                                                                    (IN THOUSANDS)
OPERATING ACTIVITIES:
  Insurance Premiums Received.........................  $   216,801   $   216,269   $   233,129
  Dividends and Interest Received.....................      754,878       703,053       641,234
  Other Operating Receipts............................       12,948        10,607        11,419
  Insurance Claims and Policy Benefits Paid...........     (302,955)     (272,206)     (242,523)
  Underwriting, Acquisition and Insurance Operating
     Costs Paid.......................................     (172,251)     (169,904)     (177,188)
  Income Taxes Paid...................................      (71,255)      (61,247)      (60,566)
                                                        -----------   -----------   -----------
          Net Cash Provided by Operating Activities...      438,166       426,572       405,505
                                                        -----------   -----------   -----------
INVESTING ACTIVITIES:
  Purchases of:
     Fixed Maturities Available-for-Sale..............   (1,544,998)   (1,424,510)   (1,110,154)
     Fixed Maturities Held-to-Maturity................     (473,206)     (291,965)     (358,297)
     Marketable Equity Securities.....................         (272)         (260)         (407)
     Other Investments................................          (15)          (14)      (24,381)
     Policy and Nonaffiliated Mortgage Loans..........      (85,485)      (55,302)      (68,710)
     Affiliated Mortgage Loans........................      (34,650)      (12,643)      (54,000)
  Maturities of Fixed Maturities Available-for-Sale...      466,509       375,291       476,410
  Maturities of Fixed Maturities Held-to-Maturity.....       21,694        17,878        54,564
  Sales of:
     Fixed Maturities Available-for-Sale..............      721,229       327,160       250,227
     Fixed Maturities Held-to-Maturity................       13,316            --            --
     Marketable Equity Securities.....................       10,394         2,172            65
     Other Investments................................        1,100           180        23,992
     Real Estate......................................        1,086           876         1,885
     Policy and Nonaffiliated Mortgage Loans..........       48,341        50,734        42,038
     Affiliated Mortgage Loans........................       31,730         8,977         6,714
  Net (Increase) Decrease in Short-Term Investments...       (1,250)       (5,811)       11,793
  Other...............................................         (747)         (122)          947
                                                        -----------   -----------   -----------
          Net Cash Used in Investing Activities.......     (825,224)   (1,007,359)     (747,314)
                                                        -----------   -----------   -----------
FINANCING ACTIVITIES:
  Funds Received Under Deposit Contracts..............    1,148,590     1,304,665     1,012,164
  Return of Funds Held Under Deposit Contracts........     (765,480)     (720,845)     (659,697)
  Dividends to Parent.................................       (4,000)       (4,000)       (4,000)
  Net Proceeds from (Repayment of) Short-Term
     Borrowings.......................................       (7,802)        9,143           842
                                                        -----------   -----------   -----------
          Net Cash Provided by Financing Activities...      371,308       588,963       349,309
                                                        -----------   -----------   -----------
Net Increase (Decrease) in Cash.......................      (15,750)        8,176         7,500
Cash at Beginning of Year.............................       34,886        26,710        19,210
                                                        -----------   -----------   -----------
Cash at End of Year...................................  $    19,136   $    34,886   $    26,710
                                                        ===========   ===========   ===========

For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS --
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES

                                                                    YEAR ENDED DECEMBER 31
                                                              ----------------------------------
                                                                1996         1995         1994
                                                              --------     --------     --------
                                                                        (IN THOUSANDS)
Net Income..................................................  $ 94,056     $ 90,916     $ 87,190
                                                              --------     --------     --------
Adjustments to Reconcile Net Income to Net Cash Provided by
  Operating Activities:
     Realized Investment Gain...............................   (10,439)      (5,676)      (5,639)
     Amortization of Fixed Maturity Investments.............   (26,811)     (26,050)     (12,247)
     Deferred Federal Income Tax Benefit....................    (6,471)     (13,800)     (10,154)
     Interest Expense on Deposit Contracts..................   460,594      432,327      405,536
     Other..................................................       574        3,140         (440)
     Changes in:
       Future Policy Benefits...............................    (4,466)      (1,232)       3,834
       Policy and Contract Claims...........................     2,748       (2,643)      (4,136)
       Premiums Paid in Advance.............................       637         (574)      (1,174)
       Deferred Policy Acquisition Costs....................    (6,198)      (6,116)     (12,990)
       Accrued Investment Income............................    (8,893)      (8,990)     (13,695)
       Accrued Interest on Accrual Bonds....................   (44,015)     (36,908)     (41,285)
       Other Receivables....................................    (8,639)      (2,353)       5,064
       Current Federal Income Taxes.........................   (13,839)         583       (3,201)
       Other Assets and Liabilities.........................     4,668          449        1,820
       Other Policyholders' Funds...........................     4,660        3,499        7,022
                                                              --------     --------     --------
          Total Adjustments.................................   344,110      335,656      318,315
                                                              --------     --------     --------
Net Cash Provided by Operating Activities...................  $438,166     $426,572     $405,505
                                                              ========     ========     ========

                See Notes to Consolidated Financial Statements.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company offers individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company owns two subsidiaries, SAFECO National Life Insurance Company and First SAFECO National Life Insurance Company of New York. The Company is a wholly-owned subsidiary of SAFECO Corporation which is a Washington corporation whose subsidiaries engage primarily in insurance and financial service businesses.

    BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles appropriate in the circumstances and include amounts based on the best estimates and judgments of management. The financial statements include SAFECO Life Insurance Company and its subsidiaries.

    All significant intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made to prior year financial information to conform to the 1996 classifications.

    ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

    INVESTMENTS. The Company adopted Financial Accounting Standards Board (FASB) Statement 115, "Accounting for Certain Investments in Debt and Equity Securities," on January 1, 1994, applying the provisions of the Statement to investments held as of, or acquired after that date. See discussion of new accounting standards on page A-22.

    Fixed maturity investments (i.e., bonds and redeemable preferred stocks) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading.

    All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes.

    When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statement of Consolidated Income.

    The cost of security investments sold is determined by the "identified cost" method.

    Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

    REAL ESTATE AND DEPRECIATION. Income-producing real estate is classified as an investment. The Company provides straight-line depreciation on its buildings based upon their estimated useful lives.

    Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statement of Consolidated Income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 1 (continued)
    DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

    Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. There were no significant revisions made in 1996, 1995 or 1994.

    Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

    FUTURE POLICY BENEFITS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 5.5% to 8.75%.

    Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.5% graded to 3.25%.

    POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

    SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Account are not reflected in the Statement of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

    FEDERAL INCOME TAXES. The Company and its subsidiaries are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

    NEW ACCOUNTING STANDARDS. The Company adopted FASB Statement 112, "Employers' Accounting for Postemployment Benefits," effective January 1, 1994. Adoption had no effect on net income.

    In 1993, the FASB adopted Statement 114, "Accounting by Creditors for Impairment of a Loan," which provides guidance on valuing impaired loans. The FASB also issued Statement 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures," in 1994, which amends Statement 114. Both statements were effective for 1995 and adopted by the Company

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 1 (continued)
    on January 1, 1995. Adoption did not affect net income. For additional disclosure relating to these two statements, see Note 2.

    In 1993, the FASB issued Statement 115, "Accounting for Certain Investments in Debt and Equity Securities," which expands the use of fair value accounting for debt and equity securities. As of January 1, 1994, the Company adopted the provisions of this Statement for investments held as of, or acquired after that date. Statement 115 requires that debt and equity securities be classified as trading, available-for-sale, or held-to-maturity.

    Fixed maturity securities that the Company has the positive intent and ability to hold to maturity (as narrowly defined by Statement 115) are classified as held-to-maturity and are reported at amortized cost. Fixed maturity securities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes and any deferred policy acquisition costs valuation allowance. All marketable equity securities are classified as available-for-sale and continue to be carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes. Under Statement 115, trading securities are carried at market value with immediate recognition in income of changes in market value. Since the Company does not have any securities held for trading, the adoption of this Statement had no effect on net income.

    The net effect on stockholder's equity of the adoption of Statement 115 was an increase of $279,957,000 as of January 1, 1994. The net increase was comprised of the following amounts: aggregate market value in excess of amortized cost of fixed maturities classified as available-for-sale of $458,471,000, less deferred policy acquisition costs valuation allowance of $27,768,000 and deferred income taxes at 35% of $150,746,000.

    The FASB issued an Implementation Guide on Statement 115 in November 1995. In addition to providing guidance on Statement 115, the Guide allowed for a one-time-only reclassification of securities among the three categories defined in Statement 115. The Company reclassified certain fixed maturity securities from the held-to-maturity category to the available-for-sale category on December 31, 1995, as allowed by the Guide. The securities reclassified had a net carrying value (amortized cost) of $331,123,000 and a market value of $358,630,000 at December 31, 1995. This reclassification had no effect on net income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.  INVESTMENT SUMMARY

    A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1996 follows:

                                                              GROSS        GROSS         NET       ESTIMATED
                                               AMORTIZED    UNREALIZED   UNREALIZED   UNREALIZED     MARKET
                                                  COST        GAINS        LOSSES        GAIN        VALUE
                                               ----------   ----------   ----------   ----------   ----------
                                                                       (IN THOUSANDS)
    United States government and government
      agencies and authorities...............  $  746,401    $ 38,689     $ (1,915)    $ 36,774    $  783,175
    States, municipalities and political
      subdivisions...........................     131,538      11,192       (1,009)      10,183       141,721
    Foreign governments......................      74,427       4,575           (7)       4,568        78,995
    Public utilities.........................   1,428,912      72,384       (7,220)      65,164     1,494,076
    All other corporate bonds................   2,707,297     100,673      (15,464)      85,209     2,792,506
    Mortgage-backed securities...............   2,509,158      72,485      (18,563)      53,922     2,563,080
                                               ----------    --------     --------     --------    ----------
    Total fixed maturities classified as
      available-for-sale.....................   7,597,733     299,998      (44,178)     255,820     7,853,553
    Marketable equity securities.............       9,629       9,518         (245)       9,273        18,902
                                               ----------    --------     --------     --------    ----------
    Total investment securities classified as
      available-for-sale.....................  $7,607,362    $309,516     $(44,423)     265,093    $7,872,455
                                               ==========    ========     ========                 ==========
    Deferred policy acquisition costs valuation allowance..........................     (19,040)
    Applicable federal income tax..................................................     (86,008)
                                                                                        --------
    Unrealized appreciation of investment securities, net of tax, included in
      stockholder's equity.........................................................    $160,045
                                                                                        ========

    A summary of fixed maturities classified as held-to-maturity at December 31, 1996 follows:

                                                              GROSS        GROSS         NET       ESTIMATED
                                               AMORTIZED    UNREALIZED   UNREALIZED   UNREALIZED     MARKET
                                                  COST        GAINS        LOSSES        GAIN        VALUE
                                               ----------   ----------   ----------   ----------   ----------
                                                                       (IN THOUSANDS)
    United States government and government
      agencies and authorities...............  $  244,686    $ 29,559     $   (396)    $ 29,163    $  273,849
    States, municipalities and political
      subdivisions...........................     103,075       3,797         (664)       3,133       106,208
    Foreign governments......................     148,300      24,403           --       24,403       172,703
    Public utilities.........................     545,249      48,130       (4,279)      43,851       589,100
    All other corporate bonds................   1,155,146      82,922       (9,495)      73,427     1,228,573
    Mortgage-backed securities...............     291,868      13,110       (5,407)       7,703       299,571
                                               ----------    --------     --------     --------    ----------
    Total fixed maturities classified as
      held-to-maturity.......................   2,488,324    $201,921     $(20,241)    $181,680    $2,670,004
                                               ==========    ========     ========     ========    ==========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 2 (continued)

    A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1995 follows:

                                                                GROSS        GROSS         NET       ESTIMATED
                                                 AMORTIZED    UNREALIZED   UNREALIZED   UNREALIZED     MARKET
                                                    COST        GAINS        LOSSES        GAIN        VALUE
                                                 ----------   ----------   ----------   ----------   ----------
                                                                         (IN THOUSANDS)
    United States government and government
      agencies and authorities.................  $  737,429    $  73,770    $  (1,007)  $   72,763      810,192
    States, municipalities and political
      subdivisions.............................     141,085       20,879           --       20,879      161,964
    Foreign governments........................      67,873        7,248           --        7,248       75,121
    Public utilities...........................   1,452,490      137,913       (1,395)     136,518    1,589,008
    All other corporate bonds..................   2,475,343      183,117       (7,690)     175,427    2,650,770
    Mortgage-backed securities.................   2,321,112      116,938       (4,997)     111,941    2,433,053
                                                 ----------     --------     --------     --------   ----------
    Total fixed maturities classified as
      available-for-sale.......................   7,195,332      539,865      (15,089)     524,776    7,720,108
    Marketable equity securities...............      14,904       11,172         (300)      10,872       25,776
                                                 ----------     --------     --------     --------   ----------
    Total investment securities classified as
      available-for-sale.......................  $7,210,236    $ 551,037    $ (15,389)     535,648   $7,745,884
                                                 ==========     ========     ========                ==========
    Deferred policy acquisition costs valuation allowance............................      (42,815)
    Applicable federal income tax....................................................     (172,381)
                                                                                          --------
    Unrealized appreciation of investment securities, net of tax, included in
      stockholder's equity...........................................................   $  320,452
                                                                                          ========

    A summary of fixed maturities classified as held-to-maturity at December 31, 1995 follows:

                                                                 GROSS        GROSS         NET       ESTIMATED
                                                  AMORTIZED    UNREALIZED   UNREALIZED   UNREALIZED     MARKET
                                                     COST        GAINS        LOSSES        GAIN        VALUE
                                                  ----------   ----------   ----------   ----------   ----------
                                                                          (IN THOUSANDS)
    United States government and government
      agencies and authorities..................  $  210,894    $  60,042    $     --     $  60,042   $  270,936
    States, municipalities and political
      subdivisions..............................      52,438        4,689          --         4,689       57,127
    Foreign governments.........................     135,467       31,956          --        31,956      167,423
    Public utilities............................     456,938       83,571          --        83,571      540,509
    All other corporate bonds...................     896,899      140,673      (4,128)      136,545    1,033,444
    Mortgage-backed securities..................     291,881       27,194          --        27,194      319,075
                                                  ----------     --------    --------      --------   ----------
    Total fixed maturities classified as
      held-to-maturity..........................  $2,044,517    $ 348,125    $ (4,128)    $ 343,997   $2,388,514
                                                  ==========     ========    ========      ========   ==========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 2 (continued)

    The amortized cost and estimated market value of fixed maturities at December 31, 1996, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                            AVAILABLE-FOR-SALE         HELD-TO-MATURITY
                                                          -----------------------   -----------------------
                                                                       ESTIMATED                 ESTIMATED
                                                          AMORTIZED      MARKET     AMORTIZED      MARKET
                                                             COST        VALUE         COST        VALUE
                                                          ----------   ----------   ----------   ----------
                                                                           (IN THOUSANDS)
    Due in one year or less.............................  $  193,009   $  199,669   $    5,000   $    5,100
    Due after one year through five years...............   1,582,958    1,639,786           --           --
    Due after five years through ten years..............   1,233,599    1,264,009       28,570       32,934
    Due after ten years.................................   2,079,009    2,187,009    2,162,886    2,332,399
    Mortgage-backed securities..........................   2,509,158    2,563,080      291,868      299,571
                                                          ----------   ----------   ----------   ----------
      Total.............................................  $7,597,733   $7,853,553   $2,488,324   $2,670,004
                                                          ==========   ==========   ==========   ==========

    At December 31, 1996 and 1995, the Company held below investment grade fixed maturities of $242 million and $239 million at amortized cost, respectively. The respective market values of these investments were approximately $239 million and $240 million. These holdings amounted to 2.3% and 2.4% of the Company's investments in fixed maturities at market value at December 31, 1996 and 1995, respectively.

    The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 1996 is less than one percent of the total of such investments.

    Certain fixed maturity securities with an amortized cost of $4,648,000 and $4,578,000 at December 31, 1996 and 1995, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

    At both December 31, 1996 and 1995, mortgage loans constituted approximately 4.9% of total assets and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 42% of the total in California. Individual loans generally do not exceed $5 million. At December 31, 1996, less than 1% of the loans were non-performing.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 2 (continued)
     The proceeds from sales of investment securities and related gains and losses for 1996 are as follows:

                                                                  YEAR ENDED DECEMBER 31, 1996
                                                  ------------------------------------------------------------
                                                   FIXED MATURITIES     FIXED MATURITIES        MARKETABLE
                                                  AVAILABLE-FOR-SALE    HELD-TO-MATURITY    EQUITY SECURITIES
                                                  -------------------   -----------------   ------------------
                                                                         (IN THOUSANDS)
    Proceeds from sales.........................       $ 721,229             $13,316             $ 10,394
                                                        ========             =======              =======
    Gross realized gains on sales...............       $  19,779             $    --             $  4,847
    Gross realized losses on sales..............         (18,837)             (1,328)                  --
                                                        --------             -------              -------
      Realized gains (losses) on sales..........             942              (1,328)               4,847
    Other (Including net gain or loss on calls
      and redemptions)..........................          13,687                (141)                  --
    Writedowns (Including writedowns on
      securities subsequently sold).............          (5,465)                 --                   --
                                                        --------             -------              -------
    Total realized gain (loss)..................       $   9,164             $(1,469)            $  4,847
                                                        ========             =======              =======

    Two fixed maturities classified as held-to-maturity were sold during 1996 due to evidence of a significant deterioration in credit quality. The amortized cost of these securities was $14,644,000, and the losses realized on these sales were $1,328,000.

     The proceeds from sales of investment securities and related gains and losses for 1995 are as follows:

                                                                  YEAR ENDED DECEMBER 31, 1995
                                                 --------------------------------------------------------------
                                                   FIXED MATURITIES      FIXED MATURITIES        MARKETABLE
                                                  AVAILABLE-FOR-SALE     HELD-TO-MATURITY    EQUITY SECURITIES
                                                 ---------------------   -----------------   ------------------
                                                                         (IN THOUSANDS)
    Proceeds from sales........................        $ 327,160              $    --             $  2,172
                                                        ========              =======              =======
    Gross realized gains on sales..............        $  16,366              $    --             $  1,253
    Gross realized losses on sales.............           (4,336)                  --                 (282)
                                                        --------              -------              -------
      Realized gains on sales..................           12,030                   --                  971
    Other (Including net gain on calls and
      redemptions).............................            7,833                   --                   --
    Writedowns (Including writedowns on
      securities subsequently sold)............          (13,628)                  --                   --
                                                        --------              -------              -------
    Total realized gain........................        $   6,235              $    --             $    971
                                                        ========              =======              =======

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 2 (continued)

    The proceeds from sales of investment securities and related gains and losses for 1994 are as follows:

                                                                    YEAR ENDED DECEMBER 31, 1994
                                                      ---------------------------------------------------------
                                                       FIXED MATURITIES    FIXED MATURITIES      MARKETABLE
                                                      AVAILABLE-FOR-SALE   HELD-TO-MATURITY   EQUITY SECURITIES
                                                      ------------------   ----------------   -----------------
                                                                           (IN THOUSANDS)
    Proceeds from sales.............................       $250,227            $     --             $  65
                                                           ========             =======           =======
    Gross realized gains on sales...................       $ 12,994            $     --             $ 115
    Gross realized losses on sales..................         (1,533)                 --              (224)
                                                           --------             -------           -------
      Realized gains (losses) on sales..............         11,461                  --              (109)
    Other (Including net gain on calls and
      redemptions)..................................          2,475                  --                --
    Writedowns (Including writedowns on securities
      subsequently sold)............................         (4,804)                 --                --
                                                           --------             -------           -------
    Total realized gain (loss)......................       $  9,132            $     --             $(109)
                                                           ========             =======           =======

    The following summarizes the realized gains and losses, the changes in unrealized gains and losses, and applicable income taxes on all investments:

                                                                            YEAR ENDED DECEMBER 31
                                                                     -------------------------------------
                                                                       1996          1995          1994
                                                                     ---------     ---------     ---------
                                                                                (IN THOUSANDS)
    Realized gains (losses):
      Fixed maturities.............................................  $   7,695     $   6,235     $   9,132
      Marketable equity securities.................................      4,847           971          (109)
      First mortgage loans on real estate..........................     (2,050)       (1,600)       (3,000)
      Real estate..................................................       (114)           70          (184)
      Short-term investments.......................................         --            --          (200)
      Investment in limited partnerships...........................         61            --            --
                                                                     ---------     ---------     ---------
        Realized gain before federal income taxes..................  $  10,439     $   5,676     $   5,639
                                                                     =========     =========     =========

                                                                            YEAR ENDED DECEMBER 31
                                                                     -------------------------------------
                                                                       1996          1995          1994
                                                                     ---------     ---------     ---------
                                                                                (IN THOUSANDS)
    Increase (decrease) in unrealized appreciation of:
      Fixed maturities classified available-for-sale...............  $(268,956)    $ 726,046     $(201,270)
      Marketable equity securities.................................     (1,599)        3,971        (3,432)
      Deferred policy acquisition costs valuation allowance........     23,775       (42,815)           --
      Applicable federal income tax................................     86,373      (240,521)       71,645
                                                                     ---------     ---------     ---------
      Net change in unrealized appreciation or depreciation........  $(160,407)    $ 446,681     $(133,057)
                                                                     =========     =========     =========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 2 (continued)

    The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:

                                                                                              YEAR ENDED
                                                                                              DECEMBER 31
                                                                                           -----------------
                                                                                            1996      1995
                                                                                           -------   -------
                                                                                            (IN THOUSANDS)
    Allowance at beginning of year.......................................................  $ 9,633   $ 9,511
    Provision for credit losses..........................................................    2,050     1,600
    Recoveries...........................................................................       --        15
    Loans charged off as uncollectible...................................................     (740)   (1,493)
                                                                                           -------   -------

    Allowance at end of year.............................................................  $10,943   $ 9,633
                                                                                           =======   =======

    The allowance includes amounts determined under FAS 114 and FAS 118 (specific reserves), as well as general reserve amounts. The total investment in impaired loans, as defined under FAS 114 and 118 and before any reserve for losses, is $3.2 and $5.7 million at December 31, 1996 and 1995, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $835,000 and $2.1 million and is included in the overall allowance of $10.9 and $9.6 million at December 31, 1996 and 1995, respectively.

3.  COMMITMENTS AND CONTINGENCIES

     The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation are $2,336,000. At December 31, 1996, unfunded mortgage loan commitments approximated $9,375,000. The Company had no other material commitments or contingencies at December 31, 1996.

4.  FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

     Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

     Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

     The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

     The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 4 (continued)
     Estimated fair values of financial instruments at December 31 are as follows:

                                                                   1996                      1995
                                                          -----------------------   -----------------------
                                                           CARRYING    ESTIMATED     CARRYING    ESTIMATED
                                                            AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                                          ----------   ----------   ----------   ----------
                                                                           (IN THOUSANDS)
    Financial assets:
      Fixed maturities available-for-sale...............  $7,853,553   $7,853,553   $7,720,108   $7,720,108
      Fixed maturities held-to-maturity.................   2,488,324    2,670,004    2,044,517    2,388,514
      Marketable equity securities......................      18,902       18,902       25,776       25,776
      Mortgage loans....................................     588,339      596,000      553,933      584,000
    Financial liabilities:
      Funds held under deposit contracts................   9,792,730    9,935,000    8,756,384    9,282,000

    Other insurance-related financial instruments are exempt from fair value disclosure requirements.

     DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $2.9 billion and $2.8 billion at market at December 31, 1996 and 1995, respectively, are primarily residential collateralized mortgage obligations and pass-throughs ("CMOs"). CMOs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs comprised of the riskier, more volatile type (e.g., interest only, inverse floaters, etc.) has been intentionally limited to only a small amount (i.e., less than 1% of total CMOs at both December 31, 1996 and 1995).

     The Company does not enter into financial instruments for trading or speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, these derivatives are not material and thus no additional disclosures are warranted.

5.  POLICY AND CONTRACT LIABILITIES

     REINSURANCE. The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. Reinsurance contracts do not relieve the Company of its obligations to policyholders. A continuing liability exists in the event a reinsurance company is unable to meet its obligations to the Company. The financial condition of its reinsurers is evaluated by the Company to minimize its exposure to losses from reinsurer insolvencies.

     The balance sheet caption "Reinsurance Recoverables" is comprised of the following amounts:

                                                                                             DECEMBER 31
                                                                                         -------------------
                                                                                          1996        1995
                                                                                         -------     -------
                                                                                           (IN THOUSANDS)
    Unpaid losses and adjustment expense...............................................  $   136     $   850
    Paid claims........................................................................      957         658
    Life policy liabilities............................................................   23,784      14,844
    Other reinsurance recoverables.....................................................      327         304
                                                                                         -------     -------

             Total reinsurance recoverables............................................  $25,204     $16,656
                                                                                         =======     =======

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 5 (continued)

    The effects of reinsurance on the premium and policy benefit amounts in the Statement of Consolidated Income are as follows:

                                                                               YEAR ENDED DECEMBER 31
                                                                          ---------------------------------
                                                                            1996         1995        1994
                                                                          --------     --------     -------
                                                                                   (IN THOUSANDS)
    Reinsurance Ceded:
      Premiums..........................................................  $(13,679)    $(10,385)    $(9,060)
                                                                          ========     ========     =======
      Policy benefits...................................................  $ (4,039)    $ (6,344)    $(5,588)
                                                                          ========     ========     =======
    Reinsurance Assumed:
      Premiums..........................................................  $    175     $ (5,456)    $   327
                                                                          ========     ========     =======
      Policy benefits...................................................  $  2,500     $ (2,503)    $ 3,421
                                                                          ========     ========     =======

    In 1995, the Company sold a reinsurance assumed block of group disabled lives, involving disability income coverage, back to the ceding reinsurance pool. The ceding pool acquired the Company's $5.7 million disabled life claim reserve for a return-of-premium payment of $5.7 million. The reinsurance assumed premiums and policy benefits shown above reflect this transaction.

    POLICY AND CONTRACT CLAIMS. Accident and health claim reserves, the majority of which are incurred and paid in full within a one-year period, amount to less than 1% of total policy and contract liabilities. Therefore, no additional disclosures are warranted.

6.  STATUTORY BASIS INFORMATION

     The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     Statutory net income and stockholder's equity, by company, are as follows:

                                                                               YEAR ENDED DECEMBER 31
                                                                         ----------------------------------
                                                                           1996         1995         1994
                                                                         --------     --------     --------
                                                                                   (IN THOUSANDS)
    Statutory Net Income:
      SAFECO Life Insurance Company....................................  $ 95,676     $101,456     $ 47,280
      SAFECO National Life Insurance Company...........................     1,249        1,187        1,242
      First SAFECO National Life Insurance Company of New York.........       318          404          108
                                                                         --------     --------     --------
             Total.....................................................  $ 97,243     $103,047     $ 48,630
                                                                         ========     ========     ========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 6 (continued)

                                                                                    DECEMBER 31
                                                                         ----------------------------------
                                                                           1996         1995         1994
                                                                         --------     --------     --------
                                                                                   (IN THOUSANDS)
    Statutory Stockholder's Equity:
      SAFECO Life Insurance Company....................................  $562,100     $479,152     $391,328
      SAFECO National Life Insurance Company...........................    15,263       15,522       15,849
      First SAFECO National Life Insurance Company of New York.........    10,295       10,009        9,644
                                                                         --------     --------     --------
             Total.....................................................  $587,658     $504,683     $416,821
                                                                         ========     ========     ========

    The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 1996.

    7.  DIVIDEND RESTRICTIONS

     Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $99,198,000 at December 31, 1996.

     8. EMPLOYEE BENEFIT PLANS

     SAFECO Corporation and subsidiary companies (the Companies) administer defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a savings plan. Benefits are earned under the defined benefit plan for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $7,901,000, $7,599,000 and $6,329,000 for the years ended December 31,
     1996, 1995 and 1994, respectively.

     The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. The Company accrues for these costs during the years that employees provide services, under FASB Statement 106. Net periodic other postretirement benefit costs for the Company were $474,000, $282,000 and $432,000 in 1996, 1995 and 1994, respectively.

     The following table summarizes the Company's funded status of the plan:

                                                                                               DECEMBER 31
                                                                                            -----------------
                                                                                             1996       1995
                                                                                            ------     ------
                                                                                             (IN THOUSANDS)
    Total accumulated postretirement benefit obligation (APBO)............................  $3,765     $4,310
    Less: plan assets at fair value.......................................................     133        133
                                                                                            ------     ------
    APBO in excess of plan assets.........................................................   3,632      4,177
    Unrecognized gain.....................................................................   1,283        361
                                                                                            ------     ------
    Accrued postretirement benefit cost recorded on the balance sheet.....................  $4,915     $4,538
                                                                                            ======     ======

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 8 (continued)
    Discount rate assumptions of 7.75%, 7.5% and 8.5% were used at December 31, 1996, 1995 and 1994, respectively. The accumulated postretirement benefit obligation at December 31, 1996 was determined using a healthcare cost trend rate of 11% for 1997, declining by 1% per year, starting in 1998, to 6% and remaining at that level thereafter. A one percentage point increase in the assumed healthcare cost trend rate for each year would increase the accumulated other postretirement benefit obligation as of December 31, 1996 by $451,000 and the annual net periodic other postretirement benefit cost for the year then ended by $76,000.

    9. INCOME TAXES

     The Company uses the liability method of accounting for income taxes pursuant to FASB Statement 109, "Accounting for Income Taxes." Under the liability method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

     Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are as follows:

                                                                                 YEAR ENDED DECEMBER 31
                                                                             -------------------------------
                                                                              1996        1995        1994
                                                                             -------     -------     -------
                                                                                     (IN THOUSANDS)
    Computed "expected" tax expense........................................  $50,751     $48,631     $47,040
    Dividends received deduction...........................................      (24)        (44)        (64)
    Tax exempt interest....................................................       (6)         (7)         (8)
    Other..................................................................      225        (550)        243
                                                                             -------     -------     -------
             Income tax expense............................................  $50,946     $48,030     $47,211
                                                                             =======     =======     =======
    Percent of income tax expense to income before tax.....................     35.1%       34.6%       35.1%
                                                                             =======     =======     =======

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 9 (continued)

    The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                            DECEMBER 31
                                                                                       ---------------------
                                                                                         1996         1995
                                                                                       --------     --------
                                                                                          (IN THOUSANDS)
    Deferred tax assets:
      Discounted loss and adjustment expense reserves................................  $  1,359     $  1,990
      Uncollected premium adjustment.................................................     2,270        2,011
      Adjustment to life policy liabilities..........................................    34,773       30,209
      Capitalization of policy acquisition costs.....................................    33,393       21,860
      Postretirement benefits........................................................     1,720        1,588
      Realized capital losses........................................................     5,887        9,348
      Guarantee fund assessments.....................................................     3,518        3,680
      Other..........................................................................     1,630        1,414
                                                                                       --------     --------
             Total deferred tax assets...............................................    84,550       72,100
                                                                                       --------     --------
    Deferred tax liabilities:
      Deferred policy acquisition costs..............................................    90,826       88,657
      Bond discount accrual..........................................................     9,525        5,905
      Unrealized appreciation of investment securities (Net of deferred policy
        acquisition costs valuation allowance: 1996-$6,664; 1995-$14,985)............    86,120      172,493
      Other..........................................................................     1,727        1,537
                                                                                       --------     --------
             Total deferred tax liabilities..........................................   188,198      268,592
                                                                                       --------     --------
             Net deferred tax liability..............................................  $103,648     $196,492
                                                                                       ========     ========

    The following table reconciles the deferred tax benefit in the Statement of Income to the change in the deferred tax liability in the balance sheet at December 31:

                                                                           1996         1995         1994
                                                                         --------     --------     --------
                                                                                   (IN THOUSANDS)
    Deferred tax benefit...............................................  $ (6,471)    $(13,800)    $(10,154)
    Deferred tax changes reported in stockholder's equity:
      Increase (decrease) in liability related to unrealized
        appreciation or depreciation of investment securities..........   (94,694)     255,506      (71,645)
      Increase (decrease) in liability related to deferred policy
        acquisition costs valuation allowance..........................     8,321      (14,985)          --
                                                                         --------     --------     --------
    Increase (decrease) in net deferred tax liability..................  $(92,844)    $226,721     $(81,799)
                                                                         ========     ========     ========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10. SEGMENT DATA

     A major portion of investment income, realized gains or losses and assets is specifically identifiable with an industry segment. The remainder of these amounts has been allocated in proportion to the investment income identified with each segment.

                                                                        YEAR ENDED DECEMBER 31, 1996
                                                                  -----------------------------------------
                                                                  FINANCIAL       EMPLOYEE
                                                                   SERVICES       BENEFITS         TOTAL
                                                                  ----------     ----------     -----------
                                                                               (IN THOUSANDS)
    Revenue:
      Premiums and Other (Including $35,477 of financial
        services revenue received from affiliates)..............  $   48,964     $  204,069     $   253,033
      Identifiable Investment Income............................     506,628        256,939         763,567
      Investment Income Allocated...............................      48,157         24,314          72,471
      Identifiable Realized Gain from Investments...............       2,636          2,884           5,520
      Realized Gain from Investments Allocated..................       3,271          1,648           4,919
                                                                  ----------     ----------      ----------
             Total Revenue......................................  $  609,656     $  489,854     $ 1,099,510
                                                                  ==========     ==========      ==========
    Income Before Income Taxes..................................  $   81,849     $   63,153     $   145,002
                                                                  ==========     ==========      ==========

                                                                              DECEMBER 31, 1996
                                                                  -----------------------------------------
                                                                  FINANCIAL       EMPLOYEE
                                                                   SERVICES       BENEFITS         TOTAL
                                                                  ----------     ----------     -----------
                                                                               (IN THOUSANDS)
    Identifiable Assets:
      Deferred Policy Acquisition Costs.........................  $  163,802     $   76,662     $   240,464
      Policy Loans..............................................      30,774         27,379          58,153
      Invested Assets...........................................   6,660,938      3,298,105       9,959,043
      Other.....................................................     163,855        533,823         697,678
    Invested Assets Allocated...................................     707,269        357,068       1,064,337
    Other Assets Allocated......................................      18,288          9,247          27,535
                                                                  ----------     ----------      ----------
             Total Assets.......................................  $7,744,926     $4,302,284     $12,047,210
                                                                  ==========     ==========      ==========
    Amortization of Deferred Policy Acquisition Costs...........  $   13,756     $   21,896     $    35,652
                                                                  ==========     ==========      ==========

                                                                         YEAR ENDED DECEMBER 31, 1995
                                                                   ----------------------------------------
                                                                   FINANCIAL       EMPLOYEE
                                                                    SERVICES       BENEFITS        TOTAL
                                                                   ----------     ----------     ----------
                                                                                (IN THOUSANDS)
    Revenue:
      Premiums and Other (Including $29,029 of financial services
        revenue received from affiliates)........................  $   45,284     $  203,349     $  248,633
      Identifiable Investment Income.............................     450,655        256,570        707,225
      Investment Income Allocated................................      44,043         26,232         70,275
      Identifiable Realized Gain (Loss) from Investments.........      16,020         (8,586)         7,434
      Realized Loss from Investments Allocated...................      (1,112)          (646)        (1,758)
                                                                     --------       --------     ----------
             Total Revenue.......................................  $  554,890     $  476,919     $1,031,809
                                                                     ========       ========     ==========
    Income Before Income Taxes...................................  $   84,956     $   53,990     $  138,946
                                                                     ========       ========     ==========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Note 10 (continued)

                                                                         YEAR ENDED DECEMBER 31, 1995
                                                                   ----------------------------------------
                                                                   FINANCIAL       EMPLOYEE
                                                                    SERVICES       BENEFITS        TOTAL
                                                                   ----------     ----------     ----------
                                                                                (IN THOUSANDS)
    Identifiable Assets:
      Deferred Policy Acquisition Costs..........................  $  143,228     $   67,263     $  210,491
      Policy Loans...............................................      29,109         26,816         55,925
      Invested Assets............................................   6,086,143      3,261,042      9,347,185
      Other......................................................     155,358        327,863        483,221
    Invested Assets Allocated....................................     671,864        400,160      1,072,024
    Other Assets Allocated.......................................      18,179         11,148         29,327
                                                                   ----------     ----------     -----------
             Total Assets........................................  $7,103,881     $4,094,292     $11,198,173
                                                                   ==========     ==========     ===========
    Amortization of Deferred Policy Acquisition Costs............  $   12,222     $   20,154     $   32,376
                                                                   ==========     ==========     ===========

                                                                         YEAR ENDED DECEMBER 31, 1994
                                                                   ----------------------------------------
                                                                   FINANCIAL       EMPLOYEE
                                                                    SERVICES       BENEFITS        TOTAL
                                                                   ----------     ----------     ----------
                                                                                (IN THOUSANDS)
    Revenue:
      Premiums and Other (Including $27,955 of financial services
        revenue received from affiliates)........................  $   42,805     $  219,919     $  262,724
      Identifiable Investment Income.............................     395,127        245,909        641,036
      Investment Income Allocated................................      39,909         24,725         64,634
      Identifiable Realized Gain from Investments................       6,744          1,267          8,011
      Realized Loss from Investments Allocated...................      (1,463)          (909)        (2,372)
                                                                     --------       --------       --------
             Total Revenue.......................................  $  483,122     $  490,911     $  974,033
                                                                     ========       ========       ========
    Income Before Income Taxes...................................  $   70,200     $   64,201     $  134,401
                                                                     ========       ========       ========

                                                                         YEAR ENDED DECEMBER 31, 1994
                                                                   ----------------------------------------
                                                                   FINANCIAL       EMPLOYEE
                                                                    SERVICES       BENEFITS        TOTAL
                                                                   ----------     ----------     ----------
                                                                                (IN THOUSANDS)
    Identifiable Assets:
      Deferred Policy Acquisition Costs..........................  $  151,614     $   95,576     $  247,190
      Policy Loans...............................................      28,467         24,862         53,329
      Invested Assets............................................   4,859,921      2,874,141      7,734,062
      Other......................................................     153,120        248,641        401,761
    Invested Assets Allocated....................................     542,890        336,343        879,233
    Other Assets Allocated.......................................        (880)          (569)        (1,449)
                                                                   ----------     ----------     ----------
             Total Assets........................................  $5,735,132     $3,578,994     $9,314,126
                                                                   ==========     ==========     ==========
    Amortization of Deferred Policy Acquisition Costs............  $    9,914     $   19,493     $   29,407
                                                                   ==========     ==========     ==========

HYPOTHETICAL ILLUSTRATIONS
--------------------------------------------------------------------------------

OF DEATH BENEFITS, POLICY ACCOUNT, CASH SURRENDER VALUES, AND
ACCUMULATED PREMIUMS

The following tables have been prepared to show how the key financial elements of the Policy work. The tables show how death benefits, Policy Account and Cash Surrender Values (policy benefits) could vary over an extended period of time if the Investment Division of the Separate Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 6% or 12% over a period of years, but went above or below those figures in individual Policy Years. The Policy benefits will also differ, depending on the premium allocations to each Investment Division, if the overall actual rates of return averaged 0%, 6% or 12%, but went above or below those figures for the individual Investment Divisions. The tables are for preferred and standard risk male non-smokers. Planned premium payments are assumed to be paid at the beginning of each Policy Year. The difference between the Policy Account and the Cash Surrender Value in the first ten years is the surrender charge. The Policy Account amounts reflect the front-end charges.

The tables illustrates cost of insurance and expense charges (Policy cost factors) at both the current rates and the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy Year reflect a daily charge against the Investment Divisions. This charge includes a .90% charge against the Separate Account for mortality and expense risks; the effect on each Division's investment experience of the charge to Funds' assets for investment management (0.62%, an average of the 1995 actual investment management fees charged to the various Portfolios of the Funds); and 0.16% direct Funds' operating expenses. The effect of these adjustments is that on a 0% gross rate of return the net rate of return would be -1.68%, on 6% it would be 4.32%, and on 12% it would be 10.32%.

The tables assume deduction of an applicable premium tax rate based on 2.1% of premiums and 3% of premium sales load. There are tables for both male preferred non-smoker age 45 and male standard non-smoker age 45 and each class is illustrated using CURRENT and GUARANTEED Policy cost factors. The current tables assume that the monthly charge remains constant at $4.00. The guaranteed tables assume that the monthly charge remains constant at $8.00. The tables reflect the fact that SAFECO does not currently make any charge for federal taxes.

If SAFECO charged for those taxes in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the premiums was invested to earn interest, after taxes, of 5% compounded annually. These tables show that if a policy is returned in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value will be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of holding a Policy for a relatively short time will be high.

INDIVIDUAL ILLUSTRATIONS. If requested, SAFECO will furnish a comparable illustration based on the age, sex and underwriting classification of the proposed Primary Insured, and an initial Face Amount of Insurance and planned premiums as selected. If a Policy is purchased, SAFECO will deliver an individualized illustration reflecting the planned premium chosen and the Primary Insured's actual risk class.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================
                      RESULTS ASSUMING CURRENT CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                   0.00%                               6.00%                              12.00%
           ACCUM      -------------------------------     -------------------------------     -------------------------------
END OF    PREMIUM                POLICY       CASH                   POLICY       CASH                   POLICY       CASH
POLICY      (5%        DEATH     ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER
 YEAR      INT)       BENEFIT     VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT     VALUE       VALUE
    1      2,100      100,000     1,379          899      100,000     1,477          997      100,000     1,575        1,095
    2      4,305      100,000     2,935        2,335      100,000     3,225        2,625      100,000     3,528        2,927
    3      6,620      100,000     4,434        3,714      100,000     5,018        4,297      100,000     5,650        4,930
    4      9,051      100,000     5,884        5,078      100,000     6,864        6,058      100,000     7,969        7,162
    5     11,604      100,000     7,292        6,485      100,000     8,773        7,967      100,000    10,511        9,704
    6     14,284      100,000     8,658        8,012      100,000    10,749       10,104      100,000    13,302       12,657
    7     17,098      100,000     9,972        9,488      100,000    12,783       12,299      100,000    16,359       15,875
    8     20,053      100,000    11,234       10,911      100,000    14,879       14,556      100,000    19,710       19,388
    9     23,156      100,000    12,443       12,281      100,000    17,039       16,877      100,000    23,389       23,228
   10     26,414      100,000    13,596       13,596      100,000    19,263       19,263      100,000    27,429       27,429
   11     29,834      100,000    14,689       14,689      100,000    21,550       21,550      100,000    31,870       31,870
   12     33,426      100,000    15,715       15,715      100,000    23,898       23,898      100,000    36,751       36,751
   13     37,197      100,000    16,668       16,668      100,000    26,307       26,307      100,000    42,125       42,125
   14     41,157      100,000    17,545       17,545      100,000    28,777       28,777      100,000    48,050       48,050
   15     45,315      100,000    18,340       18,340      100,000    31,310       31,310      100,000    54,592       54,592
   16     49,681      100,000    19,045       19,045      100,000    33,905       33,905      100,000    61,829       61,829
   17     54,265      100,000    19,659       19,659      100,000    36,569       36,569      100,000    69,857       69,857
   18     59,078      100,000    20,179       20,179      100,000    39,306       39,306      100,000    78,781       78,781
   19     64,132      100,000    20,597       20,597      100,000    42,121       42,121      109,943    88,664       88,664
   20     69,439      100,000    20,905       20,905      100,000    45,017       45,017      121,424    99,528       99,528
Age 75    139,522     100,000    11,145       11,145      100,000    84,758       84,758      335,412    319,440     319,440

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================
                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                   0.00%                               6.00%                              12.00%
           ACCUM      -------------------------------     -------------------------------     -------------------------------
END OF    PREMIUM                POLICY       CASH                   POLICY       CASH                   POLICY       CASH
POLICY      (5%        DEATH     ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER
 YEAR      INT)       BENEFIT     VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT     VALUE       VALUE
    1      2,100      100,000     1,196          715      100,000     1,288          807      100,000     1,380          900
    2      4,305      100,000     2,587        1,987      100,000     2,855        2,255      100,000     3,134        2,534
    3      6,620      100,000     3,933        3,212      100,000     4,467        3,746      100,000     5,047        4,326
    4      9,051      100,000     5,228        4,422      100,000     6,122        5,316      100,000     7,131        6,325
    5     11,604      100,000     6,475        5,668      100,000     7,823        7,016      100,000     9,407        8,600
    6     14,284      100,000     7,668        7,023      100,000     9,566        8,921      100,000    11,890       11,244
    7     17,098      100,000     8,804        8,320      100,000    11,352       10,868      100,000    14,600       14,116
    8     20,053      100,000     9,880        9,557      100,000    13,177       12,855      100,000    17,560       17,237
    9     23,156      100,000    10,890       10,728      100,000    15,039       14,878      100,000    20,792       20,631
   10     26,414      100,000    11,828       11,828      100,000    16,934       16,934      100,000    24,326       24,326
   11     29,834      100,000    12,690       12,690      100,000    18,862       18,862      100,000    28,194       28,194
   12     33,426      100,000    13,473       13,473      100,000    20,821       20,821      100,000    32,435       32,435
   13     37,197      100,000    14,174       14,174      100,000    22,811       22,811      100,000    37,095       37,095
   14     41,157      100,000    14,786       14,786      100,000    24,833       24,833      100,000    42,224       42,224
   15     45,315      100,000    15,300       15,300      100,000    26,879       26,879      100,000    47,881       47,881
   16     49,681      100,000    15,708       15,708      100,000    28,949       28,949      100,000    54,134       54,134
   17     54,265      100,000    15,998       15,998      100,000    31,037       31,037      100,000    61,062       61,062
   18     59,078      100,000    16,155       16,155      100,000    33,137       33,137      100,000    68,760       68,760
   19     64,132      100,000    16,159       16,159      100,000    35,241       35,241      100,000    77,341       77,341
   20     69,439      100,000    15,996       15,996      100,000    37,345       37,345      106,030    86,910       86,910
Age 75    139,522                                         100,000    59,127       59,127      293,263    279,298     279,298

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance
                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================
                      RESULTS ASSUMING CURRENT CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                   0.00%                               6.00%                              12.00%
           ACCUM      -------------------------------     -------------------------------     -------------------------------
END OF    PREMIUM                POLICY       CASH                   POLICY       CASH                   POLICY       CASH
POLICY      (5%        DEATH     ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER
 YEAR      INT)       BENEFIT     VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT     VALUE       VALUE
    1      2,100      100,000     1,324          844      100,000     1,421          940      100,000     1,517        1,037
    2      4,305      100,000     2,828        2,227      100,000     3,111        2,510      100,000     3,406        2,806
    3      6,620      100,000     4,275        3,555      100,000     4,843        4,123      100,000     5,460        4,739
    4      9,051      100,000     5,675        4,869      100,000     6,628        5,822      100,000     7,703        6,897
    5     11,604      100,000     7,034        6,227      100,000     8,474        7,667      100,000    10,164        9,357
    6     14,284      100,000     8,352        7,707      100,000    10,384        9,739      100,000    12,866       12,221
    7     17,098      100,000     9,620        9,136      100,000    12,350       11,867      100,000    15,825       15,342
    8     20,053      100,000    10,837       10,514      100,000    14,376       14,054      100,000    19,071       18,748
    9     23,156      100,000    12,002       11,841      100,000    16,464       16,302      100,000    22,634       22,472
   10     26,414      100,000    13,112       13,112      100,000    18,612       18,612      100,000    26,547       26,547
   11     29,834      100,000    14,163       14,163      100,000    20,821       20,821      100,000    30,849       30,849
   12     33,426      100,000    15,140       15,140      100,000    23,082       23,082      100,000    35,573       35,573
   13     37,197      100,000    16,039       16,039      100,000    25,394       25,394      100,000    40,769       40,769
   14     41,157      100,000    16,857       16,857      100,000    27,759       27,759      100,000    46,495       46,495
   15     45,315      100,000    17,587       17,587      100,000    30,176       30,176      100,000    52,815       52,815
   16     49,681      100,000    18,221       18,221      100,000    32,645       32,645      100,000    59,807       59,807
   17     54,265      100,000    18,759       18,759      100,000    35,171       35,171      100,000    67,562       67,562
   18     59,078      100,000    19,196       19,196      100,000    37,759       37,759      100,000    76,186       76,186
   19     64,132      100,000    19,524       19,524      100,000    40,412       40,412      106,361    85,775       85,775
   20     69,439      100,000    19,736       19,736      100,000    43,135       43,135      117,516    96,325       96,325
Age 75    39,522      100,000     8,243        8,243      100,000    79,541       79,541      325,190    309,705     309,705

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance
                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================
                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                   0.00%                               6.00%                              12.00%
           ACCUM      -------------------------------     -------------------------------     -------------------------------
END OF    PREMIUM                POLICY       CASH                   POLICY       CASH                   POLICY       CASH
POLICY      (5%        DEATH     ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER
 YEAR      INT)       BENEFIT     VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT     VALUE       VALUE
    1      2,100      100,000     1,196          715      100,000     1,288          807      100,000     1,380          900
    2      4,305      100,000     2,587        1,987      100,000     2,855        2,255      100,000     3,134        2,534
    3      6,620      100,000     3,933        3,212      100,000     4,467        3,746      100,000     5,047        4,326
    4      9,051      100,000     5,228        4,422      100,000     6,122        5,316      100,000     7,131        6,325
    5     11,604      100,000     6,475        5,668      100,000     7,823        7,016      100,000     9,407        8,600
    6     14,284      100,000     7,668        7,023      100,000     9,566        8,921      100,000    11,890       11,244
    7     17,098      100,000     8,804        8,320      100,000    11,352       10,868      100,000    14,600       14,116
    8     20,053      100,000     9,880        9,557      100,000    13,177       12,855      100,000    17,560       17,237
    9     23,156      100,000    10,890       10,728      100,000    15,039       14,878      100,000    20,792       20,631
   10     26,414      100,000    11,828       11,828      100,000    16,934       16,934      100,000    24,326       24,326
   11     29,834      100,000    12,690       12,690      100,000    18,862       18,862      100,000    28,194       28,194
   12     33,426      100,000    13,473       13,473      100,000    20,821       20,821      100,000    32,435       32,435
   13     37,197      100,000    14,174       14,174      100,000    22,811       22,811      100,000    37,095       37,095
   14     41,157      100,000    14,786       14,786      100,000    24,833       24,833      100,000    42,224       42,224
   15     45,315      100,000    15,300       15,300      100,000    26,879       26,879      100,000    47,881       47,881
   16     49,681      100,000    15,708       15,708      100,000    28,949       28,949      100,000    54,134       54,134
   17     54,265      100,000    15,998       15,998      100,000    31,037       31,037      100,000    61,062       61,062
   18     59,078      100,000    16,155       16,155      100,000    33,137       33,137      100,000    68,760       68,760
   19     64,132      100,000    16,159       16,159      100,000    35,241       35,241      100,000    77,341       77,341
   20     69,439      100,000    15,996       15,996      100,000    37,345       37,345      106,030    86,910       86,910
Age 75   139,522                                          100,000    59,127       59,127      293,263   279,298      279,298

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                      [This page intentionally left blank]

ILLUSTRATIONS
--------------------------------------------------------------------------------

OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE

In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a Policy, the following hypothetical illustrations were developed and are based upon the actual experience of the Portfolios of the Funds. These illustrations assume that the Separate Account acquired an interest in the Portfolios at their inception.

These tables illustrate cost of insurance and expense charges (Policy cost factors) at both the current rates and the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy Year reflect a daily charge against the Investment Divisions. This charge includes a .90% charge against the Separate Account for mortality and expense risks, the effect on each Division's actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums and 3% of premium sales load. The tables are for preferred risk male non-smoker age 45. Planned premium payments are assumed to be paid at the beginning of each Policy Year.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================

                      FIDELITY'S VIP MONEY MARKET DIVISION

                     BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                  ---------------------------------     ---------------------------------
   POLICY                     POLICY        CASH                    POLICY        CASH
  YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST     BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
      1983        100,000      1,542         1,061      100,000      1,349           868
      1984        100,000      3,464         2,864      100,000      3,075         2,475
      1985        100,000      5,418         4,698      100,000      4,834         4,114
      1986        100,000      7,389         6,582      100,000      6,603         5,797
      1987        100,000      9,434         8,627      100,000      8,427         7,621
      1988        100,000     11,682        11,037      100,000     10,418         9,773
      1989        100,000     14,283        13,799      100,000     12,715        12,231
      1990        100,000     16,902        16,579      100,000     15,012        14,689
      1991        100,000     19,321        19,159      100,000     17,110        16,949
      1992        100,000     21,379        21,379      100,000     18,865        18,865
      1993        100,000     23,311        23,311      100,000     20,486        20,486
      1994        100,000     25,505        25,505      100,000     22,316        22,316
      1995        100,000     28,172        28,172      100,000     24,542        24,542
      1996        100,000     30,796        30,796      100,000     26,708        26,708

--------------------------------------------------------------------------------

                      FIDELITY'S VIP HIGH INCOME DIVISION

                     BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                  ---------------------------------     ---------------------------------
   POLICY                     POLICY        CASH                    POLICY        CASH
  YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST     BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
      1986        100,000      1,682         1,201      100,000      1,480         1,000
      1987        100,000      3,302         2,702      100,000      2,931         2,331
      1988        100,000      5,421         4,701      100,000      4,841         4,120
      1989        100,000      6,616         5,809      100,000      5,906         5,099
      1990        100,000      7,893         7,086      100,000      7,035         6,228
      1991        100,000     12,697        12,052      100,000     11,327        10,682
      1992        100,000     17,412        16,928      100,000     15,525        15,041
      1993        100,000     22,634        22,312      100,000     20,161        19,838
      1994        100,000     23,497        23,336      100,000     20,879        20,718
      1995        100,000     29,946        29,946      100,000     26,561        26,561
      1996        100,000     35,553        35,553      100,000     31,472        31,472

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================

                     FIDELITY'S VIP EQUITY-INCOME DIVISION

                     BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                  ---------------------------------     ---------------------------------
   POLICY                     POLICY        CASH                    POLICY        CASH
  YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST     BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1987         100,000      1,373           893      100,000      1,190           710
     1988         100,000      3,663         3,063      100,000      3,252         2,652
     1989         100,000      6,130         5,410      100,000      5,478         4,757
     1990         100,000      6,418         5,612      100,000      5,723         4,916
     1991         100,000     10,442         9,635      100,000      9,334         8,528
     1992         100,000     13,915        13,270      100,000     12,431        11,786
     1993         100,000     18,144        17,660      100,000     16,195        15,711
     1994         100,000     20,864        20,541      100,000     18,591        18,268
     1995         100,000     30,062        29,901      100,000     26,767        26,605
     1996         100,000     35,805        35,805      100,000     31,837        31,837

--------------------------------------------------------------------------------

                         FIDELITY'S VIP GROWTH DIVISION

                     BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                  ---------------------------------     ---------------------------------
   POLICY                     POLICY        CASH                    POLICY        CASH
  YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST     BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1987         100,000      1,452           971      100,000      1,264           783
     1988         100,000      3,530         2,930      100,000      3,133         2,533
     1989         100,000      6,723         6,002      100,000      6,018         5,298
     1990         100,000      7,217         6,410      100,000      6,450         5,643
     1991         100,000     12,747        11,940      100,000     11,428        10,622
     1992         100,000     15,503        14,858      100,000     13,883        13,238
     1993         100,000     20,201        19,717      100,000     18,077        17,593
     1994         100,000     21,503        21,180      100,000     19,203        18,880
     1995         100,000     30,986        30,825      100,000     27,650        27,489
     1996         100,000     36,999        36,999      100,000     32,972        32,972

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================

                        FIDELITY'S VIP OVERSEAS DIVISION

                     BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                  ---------------------------------     ---------------------------------
   POLICY                     POLICY        CASH                    POLICY        CASH
  YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST     BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1988         100,000      1,525         1,044      100,000      1,333           852
     1989         100,000      3,965         3,365      100,000      3,533         2,933
     1990         100,000      5,399         4,679      100,000      4,820         4,100
     1991         100,000      7,462         6,655      100,000      6,672         5,866
     1992         100,000      7,936         7,129      100,000      7,077         6,270
     1993         100,000     12,974        12,329      100,000     11,581        10,936
     1994         100,000     14,600        14,116      100,000     13,004        12,520
     1995         100,000     17,510        17,188      100,000     15,563        15,240
     1996         100,000     21,321        21,160      100,000     18,906        18,745

--------------------------------------------------------------------------------

                FIDELITY'S VIP II INVESTMENT GRADE BOND DIVISION

                     BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                  ---------------------------------     ---------------------------------
   POLICY                     POLICY        CASH                    POLICY        CASH
  YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST     BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1989         100,000      1,560         1,079      100,000      1,365           885
     1990         100,000      3,344         2,744      100,000      2,966         2,366
     1991         100,000      5,709         4,989      100,000      5,099         4,379
     1992         100,000      7,695         6,888      100,000      6,881         6,075
     1993         100,000     10,183         9,377      100,000      9,107         8,301
     1994         100,000     11,156        10,511      100,000      9,950         9,304
     1995         100,000     14,767        14,283      100,000     13,154        12,670
     1996         100,000     16,623        16,301      100,000     14,769        14,446

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================

                    FIDELITY'S VIP II ASSET MANAGER DIVISION

                      BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                   ---------------------------------     ---------------------------------
    POLICY                     POLICY        CASH                    POLICY        CASH
   YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST      BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1990          100,000      1,502         1,021      100,000      1,311           831

     1991          100,000      3,815         3,215      100,000      3,395         2,795

     1992          100,000      5,995         5,275      100,000      5,360         4,640

     1993          100,000      9,124         8,318      100,000      8,181         7,374

     1994          100,000      9,912         9,106      100,000      8,870         8,064

     1995          100,000     13,307        12,662      100,000     11,898        11,252

     1996          100,000     16,872        16,388      100,000     15,066        14,582

--------------------------------------------------------------------------------

                      FIDELITY'S VIP II INDEX 500 DIVISION

                      BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                   ---------------------------------     ---------------------------------
    POLICY                     POLICY        CASH                    POLICY        CASH
   YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST      BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1993          100,000      1,551         1,071      100,000      1,357           877

     1994          100,000      3,165         2,565      100,000      2,802         2,202

     1995          100,000      6,523         5,803      100,000      5,838         5,117

     1996          100,000      9,884         9,077      100,000      8,869         8,062

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================

                FIDELITY'S VIP II ASSET MANAGER: GROWTH DIVISION

                      BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                   ---------------------------------     ---------------------------------
    POLICY                     POLICY        CASH                    POLICY        CASH
   YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST      BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1995          100,000      1,771        1,291       100,000      1,565        1,085

     1996          100,000      4,055        3,455       100,000      3,624        3,024

--------------------------------------------------------------------------------

                     FIDELITY'S VIP II CONTRAFUND DIVISION

                      BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                   ---------------------------------     ---------------------------------
    POLICY                     POLICY        CASH                    POLICY        CASH
   YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST      BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1995          100,000      2,044        1,564       100,000      1,823        1,342

     1996          100,000      4,426        3,825       100,000      3,973        3,373

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================

                      LEXINGTON NATURAL RESOURCES DIVISION

                      BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                   ---------------------------------     ---------------------------------
    POLICY                     POLICY        CASH                    POLICY        CASH
   YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST      BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1992          100,000      1,444           964      100,000      1,257           777

     1993          100,000      3,373         2,772      100,000      2,989         2,388

     1994          100,000      4,631         3,910      100,000      4,115         3,395

     1995          100,000      7,200         6,393      100,000      6,425         5,618

     1996          100,000     11,059        10,253      100,000      9,888         9,082

--------------------------------------------------------------------------------

                      LEXINGTON EMERGING MARKETS DIVISION

                      BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                   ---------------------------------     ---------------------------------
    POLICY                     POLICY        CASH                    POLICY        CASH
   YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST      BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1995          100,000      1,328           847      100,000      1,147           667

     1996          100,000      3,138         2,538      100,000      2,771         2,171

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================

                            SAFECO RST BOND DIVISION

                     BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                  ---------------------------------     ---------------------------------
   POLICY                     POLICY        CASH                    POLICY        CASH
  YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST     BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1988         100,000      1,507         1,026      100,000      1,316           835

     1989         100,000      3,454         2,854      100,000      3,065         2,465

     1990         100,000      5,327         4,607      100,000      4,751         4,030

     1991         100,000      7,806         7,000      100,000      6,980         6,173

     1992         100,000      9,912         9,105      100,000      8,860         8,053

     1993         100,000     12,561        11,916      100,000     11,213        10,567

     1994         100,000     13,518        13,034      100,000     12,034        11,550

     1995         100,000     17,575        17,253      100,000     15,618        15,296

     1996         100,000     18,963        18,801      100,000     16,797        16,636

--------------------------------------------------------------------------------

                           SAFECO RST EQUITY DIVISION

                     BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                  ---------------------------------     ---------------------------------
   POLICY                     POLICY        CASH                    POLICY        CASH
  YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST     BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1988         100,000      1,818         1,338      100,000      1,609         1,129

     1989         100,000      4,364         3,764      100,000      3,909         3,309

     1990         100,000      5,573         4,853      100,000      4,991         4,271

     1991         100,000      9,026         8,219      100,000      8,108         7,302

     1992         100,000     11,341        10,535      100,000     10,181         9,375

     1993         100,000     16,405        15,759      100,000     14,723        14,078

     1994         100,000     19,382        18,898      100,000     17,371        16,887

     1995         100,000     26,737        26,415      100,000     23,946        23,624

     1996         100,000     35,046        34,885      100,000     31,363        31,201

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:           $ 100,000    Annual Planned Premium(1):  $ 2,000.00
Death Benefit Option:                  A    Issue Age:                          45
Death Benefits Payable to Age:        95    Premiums Payable to Age:            95

================================================================================

                           SAFECO RST GROWTH DIVISION

                     BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                  ---------------------------------     ---------------------------------
   POLICY                     POLICY        CASH                    POLICY        CASH
  YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST     BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1994         100,000      1,587         1,107      100,000      1,391           911

     1995         100,000      4,536         3,936      100,000      4,059         3,458

     1996         100,000      8,074         7,354      100,000      7,263         6,543

--------------------------------------------------------------------------------

                         SAFECO RST NORTHWEST DIVISION

                     BASED UPON CURRENT CHARGES           BASED UPON GUARANTEED CHARGES
                  ---------------------------------     ---------------------------------
   POLICY                     POLICY        CASH                    POLICY        CASH
  YEAR END         DEATH      ACCOUNT     SURRENDER      DEATH      ACCOUNT     SURRENDER
DECEMBER 31ST     BENEFIT      VALUE        VALUE       BENEFIT      VALUE        VALUE
     1994         100,000      1,451           971      100,000      1,264           783

     1995         100,000      3,269         2,669      100,000      2,894         2,294

     1996         100,000      5,425         4,704      100,000      4,836         4,116

================================================================================

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

RATES OF RETURN

The previous VIP and VIP II Division tables are based on the investment performance, after actual expenses, of the corresponding VIP and VIP II Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges, or the mortality and expense risk charge of 0.90%; and, they are not an estimate or a guarantee of future investment performance.

      CALENDAR YEAR AVERAGE ANNUAL TOTAL RETURN (%) FOR THE VIP PORTFOLIOS

----------------------------------------------------------------------------------
                       VIP        VIP        VIP
                      MONEY       HIGH      EQUITY-     VIP         VIP
       YEAR           MARKET     INCOME     INCOME     GROWTH     OVERSEAS
----------------------------------------------------------------------------------
       1983            9.16
----------------------------------------------------------------------------------
       1984           10.43
----------------------------------------------------------------------------------
       1985            8.11
----------------------------------------------------------------------------------
       1986            6.70      17.68
----------------------------------------------------------------------------------
       1987            6.44       1.22       -1.13       3.66
----------------------------------------------------------------------------------
       1988            7.39      11.64       22.71      15.58        8.13
----------------------------------------------------------------------------------
       1989            9.12      -4.17       17.34      31.51       26.28
----------------------------------------------------------------------------------
       1990            8.04      -2.23      -15.29     -11.73       -1.67
----------------------------------------------------------------------------------
       1991            6.09      35.08       31.44      45.51        8.00
----------------------------------------------------------------------------------
       1992            3.90      23.17       16.89       9.32      -10.72
----------------------------------------------------------------------------------
       1993            3.23      20.40       18.29      19.37       37.35
----------------------------------------------------------------------------------
       1994            4.25      -1.64        7.07      -0.02        1.72
----------------------------------------------------------------------------------
       1995            5.87      20.72       35.09      35.36        9.68
----------------------------------------------------------------------------------
       1996            5.41      14.03       14.28      14.71       13.15
----------------------------------------------------------------------------------

    CALENDAR YEAR AVERAGE ANNUAL TOTAL RETURN (%) FOR THE VIP II PORTFOLIOS

-------------------------------------------------------------------------------------------
                        VIP II       VIP II      VIP II       VIP II        VIP II
                      INVESTMENT      ASSET      INDEX      ASSET MGR:     CONTRA-
       YEAR           GRADE BOND     MANAGER      500         GROWTH         FUND
-------------------------------------------------------------------------------------------
       1989              10.26
-------------------------------------------------------------------------------------------
       1990               6.21         6.72
-------------------------------------------------------------------------------------------
       1991              16.38        22.56
-------------------------------------------------------------------------------------------
       1992               6.65        11.71
-------------------------------------------------------------------------------------------
       1993              10.96        21.23        9.74
-------------------------------------------------------------------------------------------
       1994              -3.76        -6.09        1.04
-------------------------------------------------------------------------------------------
       1995              17.32        16.96       37.19        23.13         39.62
-------------------------------------------------------------------------------------------
       1996               3.19        14.60       22.71        20.04         21.22
-------------------------------------------------------------------------------------------

The previous Lexington Natural Resources Trust and Lexington Emerging Markets Fund ("Lexington") Division tables are based on the investment performance, after actual expenses, of the corresponding Lexington Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges, or the mortality and expense risk charge of 0.90%; and, they are not an estimate or a guarantee of future investment performance.

   CALENDAR YEAR AVERAGE ANNUAL TOTAL RETURN (%) FOR THE LEXINGTON PORTFOLIOS
        ---------------------------------------------------------------

                                             LEXINGTON         LEXINGTON
                                              NATURAL          EMERGING
                              YEAR           RESOURCES          MARKETS
                        ----------------------------------------------------
                              1992              3.22
                        ----------------------------------------------------
                              1993             10.90
                        ----------------------------------------------------
                              1994             -5.38
                        ----------------------------------------------------
                              1995             16.87             -3.93
                        ----------------------------------------------------
                              1996             26.89              7.46
                        ----------------------------------------------------

The previous SAFECO RST Division tables are based on the investment performance, after actual expenses, of the corresponding SAFECO RST Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges, or the mortality and expense risk charge of 0.90%; and, they are not an estimate or a guarantee of future investment performance.

  CALENDAR YEAR AVERAGE ANNUAL TOTAL RETURN (%) FOR THE SAFECO RST PORTFOLIOS
--------------------------------------------------------------------------------

                              SAFECO             SAFECO                                SAFECO
                               RST                RST             SAFECO RST            RST
             YEAR              BOND              EQUITY             GROWTH           NORTHWEST
      ---------------------------------------------------------------------------------------------
             1988               7.03              25.98
      ---------------------------------------------------------------------------------------------
             1989              11.30              27.11
      ---------------------------------------------------------------------------------------------
             1990               6.57              -5.21
      ---------------------------------------------------------------------------------------------
             1991              13.98              26.85
      ---------------------------------------------------------------------------------------------
             1992               6.82               8.06
      ---------------------------------------------------------------------------------------------
             1993              10.55              27.92
      ---------------------------------------------------------------------------------------------
             1994              -2.93               8.94              11.92              3.65
      ---------------------------------------------------------------------------------------------
             1995              17.87              28.63              41.00              7.42
      ---------------------------------------------------------------------------------------------
             1996               0.54              24.79              32.06             12.44
      ---------------------------------------------------------------------------------------------

STANDARD AND POOR'S 500
--------------------------------------------------------------------------------

The Standard and Poor's (S&P 500) is a weighted
index of 500 widely held stocks: 400
Industrials, 40 Financial Company Stocks, 40
Public Utilities, and 20 Transportation stocks,
most of which are traded on the New York Stock
Exchange. The S&P 500 is generally regarded as
an accurate composite of the overall stock
market.
               Measurement Period
             (Fiscal Year Covered)                           S&P 500 Value
                     1982                                       140.64
                     1983                                       164.93
                     1984                                       167.24
                     1985                                       211.28
                     1986                                       242.17
                     1987                                       247.08
                     1988                                       277.72
                     1989                                       353.40
                     1990                                       330.22
                     1991                                       417.09
                     1992                                       435.71
                     1993                                       466.45
                     1994                                       459.27
                     1995                                       615.93
                     1996                                       740.74

ILLUSTRATION OF POLICY VALUES-
VARIABLE UNIVERSAL LIFE

Policy accumulation values are calculated assuming the Standard and Poor's 500 Index annual rates of return on a $100,000 policy, death benefit option A, which was purchased in 1982 by a 45 year old, male, preferred non-smoker. The current schedule of cost of insurance rates were used.

                   S&P 500       POLICY         CASH
                    ANNUAL       ACCOUNT      SURRENDER       DEATH
         YEAR       RETURN        VALUE         VALUE        BENEFIT
         ----      --------      -------      ---------      -------
         1982        21.58%       1,746          1,265       100,000
         1983        22.43%       4,108          3,508       100,000
         1984         6.10%       5,993          5,273       100,000
         1985        31.57%       9,921          9,115       100,000
         1986        18.21%      13,487         12,681       100,000
         1987         5.17%      15,677         15,031       100,000
         1988        16.50%      19,908         19,424       100,000
         1989        31.43%      28,019         27,696       100,000
         1990        -3.19%      28,309         28,148       100,000
         1991        30.55%      38,699         38,699       100,000
         1992         7.68%      42,942         42,942       100,000
         1993        10.00%      48,501         48,501       100,000
         1994         1.32%      50,198         50,198       100,000
         1995        37.51%      70,720         70,720       100,000
         1996        23.25%      88,517         88,517       118,613

1) Assumes an annual $2000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE STANDARD AND POOR'S INDEX RATES SHOWN ABOVE FOR THE LAST 15 YEARS IS A DEMONSTRATION OF A WEIGHTED AVERAGE OF 500 WIDELY HELD STOCKS. IT SHOULD NOT BE DEEMED A REPRESENTATION OF FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, THE SIZE OF THE POLICY, ACTUAL PREMIUMS PAID, AND COST OF INSURANCE. THE INFORMATION IN THE CHART IS NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE.

LONG TERM MARKET TRENDS
--------------------------------------------------------------------------------

The information below covering the period of 1926-1996 an examination of the basic relationship between risk and return among the different asset classes, and between nominal and real (inflation-adjusted) returns. The information is provided because the policyowners have varied investment portfolios available which have different investment objectives and policies. The chart generally demonstrates how different classes of investments have performed during the period. The study of asset returns provides a period long enough to include most of the major types of events that investors have experienced in the past and may experience in the future. This is a historical record and is not intended as a projection of future performance.

The graph depicts the growth of a dollar invested in large company stocks, small company stocks, long-term government bonds, Treasury bills, and a hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 1996. All results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not included, except in the small company stock index starting in 1982. Charges associated with a variable insurance policy are not reflected in the chart.

Each of the cumulative index values is initiated at $1.00 at year-end 1925. The graph illustrates that large company stocks and small company stocks gained the most over the entire period. This growth, however, was earned by taking substantial risk. In contrast, long-term government bonds (with approximately 20-year maturity), which exposed the holder to less risk, grew less.

The lowest risk strategy over the entire period was to buy U.S. Treasury bills. Since Treasury bills tended to track inflation, the resulting real (inflation-adjusted) returns were near zero for the entire 1926-1996 period.

[Graph appears here showing the growth of a dollar invested in large company stocks, long-term government bonds, Treasury bills, and a hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 1996.]

Year End 1925 = $1.00
Source: Stocks, Bonds, Bills and Inflation 1997 Yearbook(TM)
Ibbotson Associates, Chicago (annually updates work by
Roger G. Ibbotson and Rex A. Sinquefield). Used with permission.
All rights reserved.

                                REPRESENTATIONS

1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

2. Registrant represents that the level of the risk charge is reasonable in relation to the risks assumed by the life insurer under the Policies.

3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

         Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request the memorandum.

4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the Separate Account will benefit the Separate Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

5. Registrant represents that the Separate Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

PART II

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15 (d) of the Securities Exchange Act of 1934. The undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent or another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as if provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established the Registrant by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a publicly-owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds. The SAFECO Mutual Funds consist of six Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust (formerly SAFECO Institutional Series Trust) and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of seven mutual funds: SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund and SAFECO U.S. Value Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of five mutual funds:
SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund and SAFECO Washington State Municipal Bond Fund. The SAFECO Money Market Fund consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund:
Managed Bond Fund (formerly Fixed-Income Portfolio). The SAFECO Resource Series Trust consists of six mutual funds: Equity Portfolio, Growth Portfolio, Northwest Portfolio, Bond Portfolio, Money Market Portfolio and Small Company Portfolio.

SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company of America, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. SAFECO Corporation owns 20% of Agena, Inc., a Washington corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, and First SAFECO National Life Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation and SAFECO Select Insurance Services, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Marysville, Inc., S.C. Simi Valley, Inc. and S.C. Vancouver, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, 50% of Mission Oaks Hospital, Inc., a California corporation, S.C. River Oaks, Inc., a Washington corporation, Mississippi Health Services, Inc., a Louisiana corporation, and Safecare Texas, Inc., a Texas corporation. S.C. Simi Valley, Inc. owns 100% of Simi Valley Hospital, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: Barton Street Corp., C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, Winmar of Wisconsin, Inc., a Wisconsin corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation: Washington Square, Inc. and Winmar Pacific, Inc.


No person is directly or indirectly controlled by Registrant.

                            CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises:

I.       The following papers and documents:

                 The facing sheet.
                 The Prospectus consisting of __ pages.
                 The undertaking to file reports.
                 The signatures. Written consents of the following persons:
                 (1)      Ernst & Young LLP, Independent Auditors
                 (2)      James Mankin, Actuary

II.      The following exhibits:


         A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

                 (1)        Resolution of Board of Directors of the Company
                            authorizing the Separate Account
                 (2)        Not Applicable
                 (3)        (a)      Principal Underwriter's Agreement
                            (b)      Broker-Dealer Selling Agreement
                            (c)      Commission Schedule
                 (4)        Not Applicable
                 (5)        Individual Flexible Premium Variable
                            Life Insurance Policy
                 (6)        (a)      Articles of Incorporation of the Company
                                     Revised as of 11/90
                            (b)      Bylaws of the Company
                                     Revised as of 11/91
                 (7)        Not Applicable
                 (8)        Not Applicable
                 (9)        (a)      Reinsurance Agreement
                            (b)      Servicing Agreement
                            (c)      Form of Participation Agreement (Fidelity)
                                     Form of Sub-Licensing Agreement
                            (d)      Participation Agreement by and among
                                     SAFECO Life Insurance Company, Lexington
                                     Natural Resources  Trust, and Lexington
                                     Management Corporation ****
                 (10)       (a)      Application Form (revised 4/91)
                            (b)      Part IV of Application Form (revised 6/96)
                 (13)       Power Of Attorney ####
                 99.C1      Consent of Independent Auditors
                 99.2       Opinion and Consent of Counsel
                            (SAFECO Life Ins. Co.)
                 99.C6      Consent of Actuary (James Mankin)

**** Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712)
#### Incorporated by reference to Post-Effective Amendment of SAFECO Resource Variable Account B filed with the SEC on December 29, 1995 (File No. 33-69600)

                                   SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Seattle and State of Washington on the 29th day of April, 1997.

                                           SAFECO Separate Account SL

                                           By: SAFECO Life Insurance Company
                                                   (Depositor)

                                           By: /s/ Richard E. Zunker
                                                   Richard E. Zunker, President

ATTEST: /s/ Rod Pierson
         Rod Pierson, Secretary

 Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No. 14 to the Registration Statement on Form S-6 has been signed by the following persons in the capacities and on the dates indicated. Those signatures with an asterisk indicate the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney.

NAME                                               TITLE                                              TITLE DATE
----                                               -----                                              ----------
Donald S. Chapman*                                 Director
Donald S. Chapman

/s/ Boh A. Dickey                                  Director
Boh A. Dickey

R.H. Eigsti*                                       Director and Chairman
R.H. Eigsti

James T. Flynn*                                    Vice President and
                                                   Controller (Principal
James T. Flynn                                     Accounting Officer)

Dan D. McLean*                                     Director
Dan D. McLean

Rod Pierson*                                       Director, Senior Vice
Rod Pierson                                        President and Secretary

James W. Ruddy*                                    Director
James W. Ruddy

Robert L. Spaulding*                               Director
Robert L. Spaulding

Robert Swegle*                                     Director
Robert Swegle

/s/ Richard E. Zunker                              Director and President
Richard E. Zunker                                  (Principal Executive Officer)

                                                   *By /s/ Boh A. Dickey
                                                   Boh A. Dickey
                                                   Attorney-in-Fact

                                                   *By /s/ Richard E. Zunker
                                                   Richard E. Zunker
                                                   Attorney-in-Fact

                                  EXHIBITS TO

                        POST-EFFECTIVE AMENDMENT NO. 14

                                       TO

                                    FORM S-6

                                      FOR

                              SEPARATE ACCOUNT SL

                                    EXHIBITS



         A (1) Resolution of Board of Directors of the Company authorizing the Separate Account

         A (3)   (a)        Principal Underwriter's Agreement
                 (b)        Broker-Dealer Selling Agreement
                 (c)        Commission Schedule

         A (5)              Individual Flexible Premium Variable Life Insurance
                            Policy

         A (6)   (a)        Articles of Incorporation of the Company
                                     Revised as of 11/90
                 (b)        Bylaws of the Company Revised as of 11/91

         A (9)   (a)        Reinsurance Agreement
                 (b)        Servicing Agreement
                 (c)        Form of Participation Agreement (Fidelity)
                                     Form of Sub-Licensing Agreement

         A (10)  (a)        Application Form (revised 4/91)
                 (b)        Part IV of Application Form (revised 6/96)

         99.C1   Consent of Independent Auditors

         99.2    Opinion and Consent of Counsel

         99.C6   Consent of Actuary





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